                                                       Rule 485(b)
                                                       Registration No.  2-39334
                                                       File No. 811-2224

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D. C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [X]

     Pre-Effective Amendment No.  _______                                [_]

     Post-Effective Amendment No.   39                                   [X]
                                  -------

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

     Amendment No.  24                                                   [X]
                   ----

                          MML SERIES INVESTMENT FUND
                          --------------------------
                (Exact Name of Registrant Specified in Charter)

              1295 State Street, Springfield, Massachusetts 01111
              ---------------------------------------------------
             (Address of Principal Executive Offices)  (Zip Code)
      Registrant's Telephone Number, including area code:  (413) 788-8411
                                                           --------------

                    Name and Address of Agent for Service:
                    --------------------------------------
                             Stephen L. Kuhn, Esq.
                         Vice President and Secretary
                          MML Series Investment Fund
                               1295 State Street
                             Springfield, MA 01111

                                   Copy to:
                             J.B. Kittredge, Esq.
                                 Ropes & Gray
                            One International Place
                               Boston, MA 02110

Approximate Date of Proposed Public Offering:  As soon as practical after the effective date of this
                                               Registration Statement

It is proposed that this filing will become effective (check appropriate line)

     [_]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 1998 pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on [date] pursuant to paragraph (a)(1) of rule 485

     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on [date] pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Index to Exhibits is located at Page 1 of  Part C (Item 24(b)).

TO: THE SECURITIES AND EXCHANGE COMMISSION

Registrant submits this Post-Effective Amendment No. 39 to its Registration Statement No. 2-39334 under the Securities Act of 1933 and this Amendment No. 24 to its Registration Statement No. 811-2224 under the Investment Company Act of 1940. This Post-Effective Amendment relates solely to MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund, MML Blend Fund and MML Equity Index Fund. No information relating to any other series of Registrant is amended or superseded hereby.

                          MML SERIES INVESTMENT FUND

               Cross-Reference Sheet (page 1): MML Equity Fund,
                 MML Managed Bond Fund, MML Money Market Fund,
                              and MML Blend Fund
               ------------------------------------------------


Item No. Of Form N-1A                Prospectus Caption
----------------------               ------------------
Part A
------
1 ...............................    Prospectus Cover Page

2 ...............................    Not Applicable

3(a) ............................    Financial Highlights

3(b) ............................    Not Applicable

3(c) ............................    Investment Performance

3(d) ............................    Not Applicable

4(a), (b) and (c) ...............    General Information; The Funds; Investment
                                     Practices of the Funds and Related Risks,
                                     Investment Restrictions

5(a) ............................    Management of MML Trust

5(b), (e), (f) and (g) ..........    Investment Managers; Financial Highlights

5(c) ............................    The Funds

5(d) ............................    Not Applicable

5A ..............................    Management Discussion

6(a) and (b) ....................    Capital Shares; General Information

6(c) and (d) ....................    Not Applicable

6(e) ............................    Capital Shares

6(f) ............................    Dividends and Capital Gains Distributions

6(g) ............................    Tax Status; Dividends and Capital Gains
                                     Distributions

6(h) ............................    Not Applicable

7 ...............................    General Information; Sale and Redemption of
                                     Shares

7(a) ............................    Not Applicable

7(b) ............................    Net Asset Value; Sale and Redemption of Shares

7(c)-(e) ........................    Not Applicable

8(a) ............................    Sale and Redemption of Shares

8(b)-(d) ........................    Not Applicable

9 ...............................    Not Applicable


                          MML Series Investment Fund:
               Cross-Reference Sheet (page 2). MML Equity Fund,
        MML Managed Bond Fund, MML Money Market Fund and MML Blend Fund
        ---------------------------------------------------------------


Item No. of Form N-1A                Statement of Additional Information
-----------------------              ------------------------------------
Part B                               Information Location or Caption
------                               -------------------------------
 10(a) and (b) ..................    Cover Page

 11 .............................    Table of Contents

 12 .............................    General Information

 13(a) ..........................    Investment Practices of the Funds and
                                     Related Risks

 13(b) ..........................    Investment Restrictions

 13(c) ..........................    Investment Practices of the Funds and
                                     Related Risks

 13(d) ..........................    Not Applicable

 14(a)-(c) ......................    Management of MML Trust

 15(a) ..........................    Not Applicable

 15(b) ..........................    Control Persons and Principal Holders of
                                     Securities

 15(c) ..........................    Management of MML Trust

 16(a) and (b) ..................    Investment Management and Other Services

 16(c)-(g) ......................    Not Applicable

 16(h) ..........................    Investment Management and Other Services;
                                     Experts; Back Cover Page

 16(i) ..........................    Not Applicable

 17(a)-(c) ......................    Brokerage Allocation

 17(d) and (e) ..................    Not Applicable

 18(a) ..........................    Capital Shares

 18(b) ..........................    Not Applicable

 19(a) and (b) ..................    Purchase, Redemption and Pricing of
                                     Securities Being Offered; Financial
                                     Statements of MML Trust

 19(c) ..........................    Not Applicable

 20 .............................    Certain Tax and Accounting Information

 21 .............................    Not Applicable

 22 .............................    Investment Performance

 23 .............................    Report of Independent Accountants;
                                     Financial Statements of MML Trust



Item No. of Form N-1A                Statement of Additional Information
---------------------                -----------------------------------
Part B                               Information Location or Caption
------                               -------------------------------
 20 .............................    Certain Tax and Accounting Information

 21 .............................    Not Applicable

 22 .............................    Investment Performance

 23 .............................    Report of Independent Accountants;
                                     Financial Statements of MML Trust


Part C
------

Information to be included in Part C is set forth under the appropriate item so numbered in Part C of this Registration Statement.

                          MML SERIES INVESTMENT FUND

             CROSS-REFERENCE SHEET (page 3): MML EQUITY INDEX FUND
             -----------------------------------------------------

ITEM NO. OF FORM N1-A               PROSPECTUS LOCATION OR CAPTION
----------------------              ------------------------------

PART A
------

1.................................  Prospectus Cover Page

2.................................  Not Applicable

3(a)..............................  Financial Highlights

3(b)..............................  Not Applicable

3(c)..............................  Investment Performance

3(d)..............................  Not Applicable

4(a), (b) and (c).................  General Information; MML Equity Index Fund;
                                    Investment Considerations and Risks;
                                    Appendix

5(a)..............................  Management of MML Trust

5(b), (d), (e), (f) and (g).......  The Advisers; Back Cover Page of Prospectus

5(c)..............................  Not Applicable

5A................................  Management Discussion

6(a) and (b)......................  General Information; Capital Shares

6(c) and (d)......................  Not Applicable

6(e)..............................  Capital Shares

6(f)..............................  Dividends and Capital Gains Distributions

6(g)..............................  Tax Status; Dividends and Capital Gains
                                    Distributions

6(h)..............................  Not Applicable

7.................................  General Information; Sale and Redemption of
                                    Shares

7(a)..............................  Not Applicable

7(b)..............................  Net Asset Value

7(c)-(g)..........................  Not Applicable

8(a)..............................  Sale and Redemption of Shares

8(b)-(d)..........................  Not Applicable

9.................................  Not Applicable

                          MML SERIES INVESTMENT FUND

             CROSS-REFERENCE SHEET (page 4): MML EQUITY INDEX FUND
             -----------------------------------------------------



ITEM NO. OF FORM N-1A               STATEMENT OF ADDITIONAL
----------------------              -----------------------
                                    INFORMATION LOCATION OR CAPTION
                                    -------------------------------

PART B
------

10(a) and (b).....................  Cover Page

11................................  Table of Contents

12................................  General Information

13(a).............................  Investment Objective and Management Policies

13(b).............................  Investment Restrictions

13(c).............................  Investment Objective and Management Policies

13(d).............................  Portfolio Transactions

14(a)-(c).........................  Management of MML Trust

15(a)-(b).........................  Control Persons and Principal Holders of
                                    Securities

15(c).............................  Management of MML Trust

16(a), (b), (c), (e), (h), (i)....  Management of MML Trust; Investment
                                    Management and Other Services; Independent
                                    Auditors

16(d), (g)........................  Not Applicable

17(a), (c)........................  Portfolio Transactions

17(b), (d) and (e)................  Not Applicable

18(a).............................  Capital Shares

18(b).............................  Not Applicable

19(a) and (b).....................  Purchase, Redemption and Pricing of
                                    Securities Being Offered

19(c).............................  Not Applicable

20................................  Certain Tax and Accounting Information

21................................  Not Applicable

22................................  Investment Performance

23................................  Report of Independent Accountants; Financial
                                    Statements of MML Equity Index Fund

                          MML Series Investment Fund
                        Cross-Reference Sheet (page 5)
                        -----------------------------
PART C
------

Information to be included in Part C is set forth under the appropriate item so numbered, in part C of this Registration Statement.

                                   PROSPECTUS

                                Dated May 1, 1998

                           MML SERIES INVESTMENT FUND
                                1295 State Street
                           Springfield, Massachusetts
                                 (413) 744-8480

MML Series Investment Fund ("MML Trust") is a no-load, open-end, management investment company having separate investment portfolios, each of which has different investment objectives and is designed to meet different investment needs. This Prospectus provides information regarding the four diversified portfolios of MML Trust described below (the "Funds").

THE FUNDS

MML Equity Fund - The investment objectives are primarily to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income and secondarily, depending upon business and economic conditions, to preserve capital. The Fund invests primarily in equity-type securities.

MML Money Market Fund - The investment objectives are to achieve high current income, the preservation of capital, and liquidity. The Fund invests in short-term debt instruments, including commercial paper, certificates of deposit, bankers' acceptances, and obligations of the United States, its agencies and instrumentalities. An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

MML Managed Bond Fund - The investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. The Fund invests primarily in investment grade, publicly-traded, fixed income securities.

MML Blend Fund - The investment objective is to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital. The Fund invests in a portfolio of common stocks and other equity-type securities, bonds and other debt securities with maturities generally exceeding one year, and money market instruments and other debt securities with maturities not exceeding one year.

For further information about each Fund's investment objectives and policies, see "THE FUNDS" on page 9. There is no assurance that the investment objectives of the Funds will be realized.

This Prospectus sets forth concisely the information about MML Trust and the Funds that a prospective investor ought to know before investing. Certain additional information about MML Trust and the Funds is contained in a Statement of Additional Information dated May 1, 1998, as amended from time to time, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This additional information is available upon request and without charge. To obtain such information, please contact the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.


This Prospectus may only be used to offer or sell shares of the Funds described in this Prospectus. Please read this Prospectus carefully and retain it for future reference for information about MML Trust and the Funds.

                           ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           ------------------------

Table Of Contents                                                          Page
Financial Highlights ....................................................    2
Management Discussion ...................................................    4
General Information .....................................................    9
The Funds ...............................................................    9
Investment Practices of the Funds and Related Risks .....................   11
Investment Restrictions .................................................   13
Investment Managers .....................................................   13
Capital Shares ..........................................................   14
Net Asset Value .........................................................   15
Sale and Redemption of Shares ...........................................   15
Tax Status ..............................................................   15
Dividends and Capital Gains Distributions ...............................   16
Investment Performance ..................................................   16
Management of MML Trust .................................................   17

I. Financial Highlights

The information in the following tables has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants, whose report on the 1997 financial statements of the Funds is included in MML Trust's Annual Report for the year ended December 31, 1997 (the "Annual Report") and in the Statement of Additional Information. Further information about the performance of the Funds is contained in the Annual Report which may be obtained from MML Trust's Secretary without charge.

                                MML EQUITY FUND

Selected financial and per share data for each series share outstanding throughout each year ended December 31:

                                                  1997            1996          1995          1994         1993
                                                  ----            ----          ----          ----         ----
Net asset value:
 Beginning of year ...................       $    29.786      $   25.924     $   20.520     $ 20.510     $ 19.862
                                             -----------      ----------     ----------     --------     --------
Income from investment operations:
Net investment income ................              .709            .703           .634         .594         .524
Net realized and unrealized
 gain (loss) on investments ..........             7.806           4.547          5.754         .248        1.365
                                             -----------      ----------     ----------     --------     --------
Total from investment operations .....             8.515           5.250          6.388         .842        1.889
                                             -----------      ----------     ----------     --------     --------
Less distributions:
Dividends from net investment
 income ..............................             (.709)          (.703)         (.634)       (.594)       (.524)
Distribution from net realized
 gains ...............................            (2.149)          (.685)         (.350)       (.238)       (.717)
Distribution in excess of net realized
 gains ...............................                --              --             --           --           --
                                             -----------      ----------     ----------     --------     --------
Total distributions ..................            (2.858)         (1.388)         (.984)       (.832)      (1.241)
                                             -----------      ----------     ----------     --------     --------
Net asset value:
 End of year .........................       $    35.443      $   29.786     $   25.924     $ 20.520     $ 20.510
                                             ===========      ==========     ==========     ========     ========

Total return .........................            28.59%          20.25%         31.13%        4.10%        9.52%
Net assets (in millions):
 End of period .......................       $ 2,363.44       $ 1,701.99     $ 1,248.90     $ 820.78     $ 663.09
Ratio of expenses to average net
 assets ..............................              .35%             .38%           .41%         .43%         .44%
Ratio of net investment income to
 average net assets ..................             2.03%            2.65%          2.89%        3.04%        3.23%
Portfolio turnover rate ..............            15.30%           11.42%         11.72%        9.99%       11.28%
Average commission rate ..............            .0586            .0582             --           --           --

                                              1992         1991         1990         1989         1988
                                              ----         ----         ----         ----         ----
Net asset value:
 Beginning of year ...................     $  18.735    $  15.659    $  16.764    $  14.929    $  13.828
                                           ---------    ---------    ---------    ---------    ---------
Income from investment operations:
Net investment income ................          .543         .563         .636         .694         .646
Net realized and unrealized
 gain (loss) on investments ..........         1.420        3.440        (.722)       2.746        1.660
                                           ---------    ---------    ---------    ---------    ---------
Total from investment operations .....         1.963        4.003        (.086)       3.440        2.306
                                           ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net investment
 income ..............................         (.543)       (.562)       (.665)       (.711)       (.639)
Distribution from net realized
 gains ...............................         (.288)       (.365)       (.354)       (.894)       (.566)
Distribution in excess of net realized
 gains ...............................         (.005)          --           --           --          --
                                           ---------    ---------    ---------    ---------    ---------
Total distributions ..................         (.836)       (.927)      (1.019)      (1.605)      (1.205)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value:
 End of year .........................     $  19.862    $  18.735    $  15.659   $   16.764    $  14.929
                                           =========    =========    ==========   =========    =========

Total return .........................         10.48%       25.56%        (.51%)      23.04%       16.68%
Net assets (in millions):
 End of period .......................     $  490.62    $  355.04    $  235.45    $  226.41    $  172.80
Ratio of expenses to average net
 assets ..............................           .46%         .48%         .49%         .50%         .50%
Ratio of net investment income to
 average net assets ..................          3.09%        3.43%        4.09%        4.30%        4.05%
Portfolio turnover rate ..............          9.07%        9.37%       13.50%       15.71%       15.97%
Average commission rate ..............            --           --           --           --           --

                             MML MONEY MARKET FUND

Selected financial and per share data for each series share outstanding throughout each year ended December 31:

                                             1997         1996         1995        1994        1993
                                             ----         ----         ----        ----        ----
Net asset value:
Beginning of year ..................      $   1.000    $   1.000    $   1.000    $  1.000    $  1.000
                                          ---------    ---------    ---------    --------    --------
Income from investment operations:
Net investment income ..............           .051         .049         .054        .038        .027
                                          ---------    ---------    ---------    --------    --------
Total from investment operations ...           .051         .049         .054        .038        .027
                                          ---------    ---------    ---------    --------    --------
Less distributions:
Dividends from net investment income          (.051)       (.049)       (.054)      (.038)      (.027)
                                          ---------    ---------    ---------    --------    --------
Total distributions ................          (.051)       (.049)       (.054)      (.038)      (.027)
                                          ---------    ---------    ---------    --------    --------
Net asset value:
 End of year .......................      $   1.000    $   1.000    $   1.000    $  1.000    $  1.000
                                          =========    =========    =========    ========    ========

Total return .......................           5.18%        5.01%        5.58%       3.84%       2.75%
Net assets (in millions):
 End of period ......................     $  141.17    $  145.23    $  108.92    $  91.79    $  73.66
Ratio of expenses to average net
assets .............................            .52%         .52%         .54%        .55%        .54%
Ratio of net investment income to
 average net assets ................           5.07%        4.92%        5.43%       3.81%       2.71%


                                            1992        1991         1990        1989        1988
                                            ----        ----         ----        ----        ----
Net asset value:
Beginning of year ..................      $  1.000    $  1.000    $   1.000    $  1.000    $  1.000
                                          --------    --------    ---------    --------    --------
Income from investment operations:
Net investment income ..............          .034        .059         .078        .088        .072
                                          --------    --------    ---------    --------    --------
Total from investment operations ...          .034        .059         .078        .088        .072
                                          --------    --------    ---------    --------    --------
Less distributions:
Dividends from net investment income         (.034)      (.059)       (.078)      (.088)      (.072)
                                          --------    --------    ---------    --------    --------
Total distributions ................         (.034)      (.059)       (.078)      (.088)      (.072)
                                          --------    --------    ---------    --------    --------
Net asset value:
 End of year .......................      $  1.000    $  1.000    $   1.000    $  1.000    $  1.000
                                          ========    ========    =========    ========    ========

Total return .......................          3.48%       6.01%        8.12%       9.16%       7.39%
Net assets (in millions):
 End of period ......................     $  84.56    $  94.41    $  114.59    $  70.16    $  66.35
Ratio of expenses to average net
assets .............................           .53%        .52%         .54%        .54%        .55%
Ratio of net investment income to
 average net assets ................          3.42%       5.91%        7.80%       8.79%       7.20%

                             MML MANAGED BOND FUND

Selected financial and per share data for each series share outstanding throughout each year ended December 31:

                                               1997         1996         1995         1994        1993
                                               ----         ----         ----         ----        ----
Net asset value:
 Beginning of year ...................      $  12.048    $  12.448    $  11.141    $  12.405    $ 12.041
                                            ---------    ---------    ---------    ---------    --------
Income from investment operations:
Net investment income ................           .801         .776         .782         .792        .785
Net realized and unrealized
 gain (loss) on investments
 and forward commitments .............           .356        (.401)       1.307       (1.264)       .618
                                            ---------    ---------    ---------    ---------    --------
Total from investment operations .....          1.157         .375        2.089        (.472)      1.403
                                            ---------    ---------    ---------    ---------    --------
Less distributions:
Dividends from net investment income .          (.795)       (.775)       (.782)       (.792)      (.784)
Distribution from net realized gains .             --           --           --           --       (.255)
Distribution in excess of net realized
 gains ...............................             --           --           --           --          --
                                            ---------    ---------    ---------    ---------    --------
Total distributions ..................          (.795)       (.775)       (.782)       (.792)     (1.039)
                                            ---------    ---------    ---------    ---------    --------
Net asset value:
 End of year .........................      $  12.410    $  12.048    $  12.448    $  11.141    $ 12.405
                                            =========    =========    =========    =========    ========

Total return .........................          9.91%        3.25%       19.14%      (3.76%)      11.81%
Net assets (in millions):
 End of period .......................      $ 205.32     $ 181.57     $ 158.70     $ 121.21     $ 129.11
Ratio of expenses to average
 net assets ...........................          .47%         .51%         .52%         .52%        .54%
Ratio of net investment income to
average net assets ...................          6.06%        6.54%        6.63%        6.69%       6.37%
Portfolio turnover rate ..............         41.99%       46.12%       70.00%       32.77%      58.81%

                                              1992         1991         1990        1989         1988
                                              ----         ----         ----        ----         ----
Net asset value:
 Beginning of year ...................      $ 12.219     $ 11.318     $ 11.354    $ 10.919    $  11.052
                                            --------     --------     --------    --------    ---------
Income from investment operations:
Net investment income ................          .870         .903         .943        .918         .906
Net realized and unrealized
 gain (loss) on investments
 and forward commitments .............          .001         .916        (.036)       .454        (.133)
                                            --------     --------     --------    --------    ---------
Total from investment operations .....          .871        1.819         .907       1.372         .773
                                            --------     --------     --------    --------    ---------
Less distributions:
Dividends from net investment income .         (.869)       (.902)       (.943)      (.918)       (.906)
Distribution from net realized gains .         (.158)       (.016)          --       (.019)          --
Distribution in excess of net realized
 gains ...............................         (.022)          --           --          --           --
                                            --------     --------     --------    --------    ---------
Total distributions ..................        (1.049)       (.918)       (.943)      (.937)       (.906)
                                            --------     --------     --------    --------    ---------
Net asset value:
 End of year .........................      $ 12.041     $ 12.219     $ 11.318    $ 11.354    $  10.919
                                            ========     ========     ========    ========    =========

Total return .........................         7.31%       16.66%        8.38%      12.83%        7.13%
Net assets (in millions):
 End of period .......................      $ 88.15      $ 66.98      $ 43.07     $ 40.03     $  31.35
Ratio of expenses to average
 net assets ...........................         .56%         .57%         .57%        .59%         .61%
Ratio of net investment income to
average net assets ...................         7.28%        7.96%        8.40%       8.35%        8.25%
Portfolio turnover rate ..............        39.51%       61.85%       69.93%      64.77%       74.92%

                                MML BLEND FUND

Selected financial and per share data for each series share outstanding throughout each year ended December 31:

                                                  1997            1996           1995           1994           1993
                                                  ----            ----           ----           ----           ----
Net asset value:
Beginning of year ....................        $   21.973      $   20.519     $   17.672     $   18.305     $   17.846
                                              ----------      ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income ................              .843            .824           .811           .707           .655
Net realized and unrealized
 gain (loss) on investments
 and forward commitments .............             3.692           1.990          3.246          (.271)         1.057
                                              ----------      ----------     ----------     ----------     ----------
Total from investment operations ......            4.535           2.814          4.057           .436          1.712
                                              ----------      ----------     ----------     ----------     ----------
Less distributions:
Dividends from net investment income .             (.843)          (.824)         (.811)         (.707)         (.655)
Distribution from net realized gains .            (1.585)          (.536)         (.399)         (.359)         (.598)
Distribution in excess of net realized
 gains ...............................                --              --             --          (.003)            --
                                              ----------      ----------     ----------     ----------     ----------
Total distributions ..................            (2.428)         (1.360)        (1.210)        (1.069)        (1.253)
                                              ----------      ----------     ----------     ----------     ----------
Net asset value:
 End of year .........................        $   24.080      $   21.973     $   20.519     $   17.672     $   18.305
                                              ==========      ==========     ==========     ==========     ==========

Total return .........................            20.89%          13.95%         23.28%          2.48%          9.70%
Net assets (in millions):
End of period ........................        $2,471.83       $2,093.99      $1,823.14      $1,444.26      $1,296.54
Ratio of expenses to average
 net assets ..........................              .38%            .38%           .38%           .39%           .40%
Ratio of net investment income to
 average net assets ..................             3.56%           3.87%          4.19%          3.93%          3.60%
Portfolio turnover rate ..............            21.20%          19.10%         30.78%         26.59%         20.20%
Average commission rate ..............            .0584           .0581             --             --             --


                                                  1992          1991          1990          1989          1988
                                                  ----          ----          ----          ----          ----
Net asset value:
Beginning of year ....................        $   17.307     $  14.839     $  15.428     $  13.876     $  13.095
                                              ----------     ---------     ---------     ---------     ---------
Income from investment operations:
Net investment income ................              .707          .736          .792          .823          .734
Net realized and unrealized
 gain (loss) on investments
 and forward commitments .............              .880         2.771         (.445)        1.921         1.000
                                              ----------     ---------     ---------     ---------     ---------
Total from investment operations ......            1.587         3.507          .347         2.744         1.734
                                              ----------     ---------     ---------     ---------     ---------
Less distributions:
Dividends from net investment income .             (.707)        (.736)        (.811)        (.835)        (.728)
Distribution from net realized gains .             (.326)        (.303)        (.125)        (.357)        (.225)
Distribution in excess of net realized
 gains ...............................             (.015)           --            --            --            --
                                              ----------     ---------     ---------     ---------     ---------
Total distributions ..................            (1.048)       (1.039)        (.936)       (1.192)        (.953)
                                              ----------     ---------     ---------     ---------     ---------
Net asset value:
 End of year .........................        $   17.846     $  17.307     $  14.839     $  15.428     $  13.876
                                              ==========     =========     =========     =========     =========

Total return .........................             9.36%        24.00%         2.37%        19.96%        13.40%
Net assets (in millions):
End of period ........................        $1,013.28      $ 797.04      $ 574.15      $ 524.29      $ 401.22
Ratio of expenses to average
 net assets ..........................              .41%          .42%          .44%          .45%          .46%
Ratio of net investment income to
 average net assets ..................             4.07%         4.54%         5.37%         5.57%         5.29%
Portfolio turnover rate ..............            25.43%        26.92%        24.55%        22.39%        25.70%
Average commission rate ..............               --            --            --            --            --


Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.


II.  Management Discussion

A.   ECONOMIC AND INVESTMENT ENVIRONMENT

As we begin 1998, the U.S. economy appears to be embarking on its eighth consecutive year of expansion. By almost any measure, 1997 was a solidly good year. Consumption was up, consumer confidence reached a 28-year high, unemployment hit a 24-year low, gains were made in personal income and corporate profits, housing starts and new and existing housing sales were up, and the Federal budget deficit was reduced to a point where 1998 may even see a small surplus.

All of this happened against a backdrop of declining price pressures fueling debate over the relevance of the Phillips Curve, which is the historical model suggesting that economic growth will eventually breed inflation. Inflation measured by the Consumer Price Index remained below two percent, down from 1996 levels, and both the Producer Price Index and commodities prices dropped. Without inflationary pressures, the Federal Reserve Board, which had raised interest rates by 25 basis points in March, did not take action again for the remainder of 1997, and interest rates consequently declined.

Working counter to the forces supporting the domestic economy over the past year was the financial breakdown in the Pacific Rim. After years of over-investment, weak infrastructure and poor economic policy, high-flying markets including South Korea, Thailand and Indonesia suffered tremendous losses during the second half of 1997.

The problems these economies face are deep and far-reaching, and recognition of this fact has caused turmoil in markets throughout the world. Japan, which has fiscal problems of its own, is a close trading partner to much of the rest of Southeast Asia and will be impacted by weakness there. The U.S. has seen effects of the Asian crisis on a number of levels. The uncertainty created by the Asian crisis added volatility to an already nervous stock market, precipitating a one day drop in the Dow Jones Industrial Average of over 500 points in late October. A flight to quality in the currency markets bolstered the U.S. dollar, making American exports expensive in overseas markets and potentially increasing the trade deficit. Domestic firms that rely on sales to Asian markets may see profits come under pressure as orders decline, and competitive price pressures from Asian exporters may impact the ability for companies to raise prices on a global basis.

Even though the U.S. stock market increased in volatility, it turned in impressive results for the year. As of December 31, 1997, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") was up 33.37%, the Dow Jones Industrial Average increased 24.93%, the NASDAQ Composite Index was up 21.63% and the Frank Russell 2000 Index earned 22.36%.

Because of the uncertainty inherent in a market that has enjoyed such a tremendous three-year advance, plus the concerns that arose from the Asian markets' problems, it was large cap growth stocks that benefited most during 1997. These companies, which are well-represented in indices like the S&P 500, were part of a `flight to quality' that the market experienced over the course of the year. They are companies that are large enough to endure competitive pressures, and due to their large capitalization, their stocks are very liquid.


The bond market also advanced during 1997. After the Federal Reserve's March tightening, rates began to decline, and bonds rallied as a result. During the second half of the year, investors moved into bonds as a safe haven from stock market volatility. Rates declined and the yield curve flattened.

Toward the end of 1997, bonds paying higher yields than Treasuries seemed to offer the best opportunities. For the first time in quite a while, there was some risk premium available in moving lower in quality.

B.   MML EQUITY FUND

How did the Fund perform during 1997?

The Fund did quite well over the year with a 28.59% total return. However, the Fund lagged the performance of the S&P 500, which had a return of 33.37%, an exceptional gain of over 30% for the second time in the past three years. The S&P 500 has changed in composition over the past several years, with a much higher component of technology stocks and large capitalization growth stocks which strongly influence the performance of the index. The past year saw strong gains in these groups, causing the S&P 500 to exceed the results of most active managers. As a value manager, the Fund's sub-adviser considers many of these favored companies as too expensive, with price-earnings ratios at substantial premiums to the average stock. Such high valuations represent risk to investors in the event that the companies fall short of expectations. Its focus on high quality companies selling at more modest valuations should enable the Fund to compare well with index returns over the full market cycle.

How did the stock market perform during 1997?

The stock market has been remarkably strong over the past three years - in fact we have not had three consecutive years this buoyant in decades. This hospitable market environment benefited from a continued economic expansion without the obvious excesses of past cycles, stable to declining interest rates, high labor productivity, healthy corporate profits, and a clear focus on shareholder value on the part of corporate boards and management.

On closer inspection, the first quarter of 1997 was somewhat weak due to an increase in interest rates. From there, the market came roaring back in the second quarter and through September. Problems in Asian markets caused a difficult October, including a sharp one-day selloff that interrupted trading. The market recovered after October, showed strength in December and finished the year close to the all-time high. Still, the perception of increased risk and volatility is now firmly in place.

How did your strategy work during this environment?

Our healthcare holdings were among our best performers for 1997. Bristol-Myers, our largest single holding, doubled the performance of the broad market for the period. Its excellent product pipeline and aggressive marketing program are increasingly recognized by investors and suggest a favorable outlook for the coming year, as well.

While a valve-oriented investment approach like ours can lag more aggressive styles in a powerful bull market, we held up better than most during the challenges of the fourth quarter. Some of our best performers during that period were electric utilities and telephone companies, two groups that did not participate earlier in the year. Their stable, domestically based earnings and ample dividends were appealing as the Asian situation unfolded. Pinnacle West, which serves the Phoenix area, was purchased mid-year, and performed well for the Fund.

The financial stocks in the portfolio achieved outstanding gains throughout the year. CoreStates Financial, the leading bank in the Philadelphia area, agreed to be acquired by First Union, and the Fund's holdings benefited accordingly. Other large gainers included Bank of New York, Comerica, and Norwest, all of which showed appreciation of 70% or more.

                             [GRAPH APPEARS HERE]

EQUITY FUND
--------------------------------------------------------------------------------
                                 Standard & Poor's
                   Fund             500 Index
                   ----          -----------------
1/1/88            10,000             10,000
  1988            11,668             11,660
  1989            14,356             15,351
  1990            13,283             14,875
  1991            17,933             19,408
  1992            19,813             20,887
  1993            21,699             22,990
  1994            22,589             23,291
  1995            29,621             32,044
  1996            35,619             39,405
  1997            45,803             52,554

Past performance is not predicitive of future performance.
--------------------------------------------------------------------------------

                 -------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                 -------------------------------------------
                      1 Year        5 Year        10 Year
                 -------------------------------------------
                      28.59%        18.25%        16.44%
                 -------------------------------------------


C.   MML MONEY MARKET FUND

How did the Fund perform during 1997?

The Fund has enjoyed another good year with a 5.18% total return, outperforming the Lipper Money Market Instrument Fund Average of 4.90% and keeping investors' purchasing power well ahead of inflation. Interest rates were favorable for investors focused on the shortest part of the fixed income spectrum in 1997 and the Fund took advantage of the opportunities that were created.

How did your market change during 1997?

During the first half of 1997, there was some concern in the fixed income markets that the Federal Reserve Board would raise interest rates to prevent economic growth from causing higher inflation. Rates did increase once, by 25 basis points, after the Federal Reserve's March meeting. In the second half, anticipation of further tightening dissipated. The Federal Reserve's policy makers met five times during the second half, but did not change rates at all, due in part to the fact that the rate of increase in the Consumer Price Index (inflation) was slowing, and that the Producer Price Index and commodity prices were actually falling. Another reason the Federal Reserve saw no need for action was the unraveling of the markets in Southeast Asia, a situation that could potentially slow the growth of the domestic economy.

Yields on bonds at the long end of maturities fell and prices rose as the year progressed and investors in search of quality looked to Treasuries. Rates at the short end where we are focused were already competitive, and remained relatively stable. We were positioned to do well within this type of environment.

What investment decisions worked best for the Fund during the year?

During 1997, MML Money Market only invested in Tier 1 securities. A combination of commercial paper and agency discount notes optimized our performance in this high quality sector of the market. Our diversified portfolio continued to outperform our competitors in the Lipper Money Market Instrument Fund universe throughout the year.

Another advantage was the average life of our portfolio, a measure of the maturities of our holdings. Particularly during the second half of the year, when uncertainty in the broad markets sent investors searching for alternatives to stocks, demand at the short end of the fixed income market led to higher rates on new issuances. Beginning December with an average life slightly below the IBC/Donohue universe of 55 days, our portfolio took advantage of year-end rate increases, leaving us longer than our competitors at 61 days by year-end.


MONEY MARKET FUND
Average Annual Total Return  for the periods ended December 31, 1997
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                               ---------------------------------
  Money Market                                   1 Year     5 Year     10 Year
                                               ---------------------------------
                                                 5.18%      4.47%       5.63%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                               ---------------------------------
  Lipper Taxable Money Market Fund Average       1 Year     5 Year     10 Year
                                               ---------------------------------
                                                 4.91%      4.32%       5.40%
--------------------------------------------------------------------------------

  Past performance is not predicitive of future performance.
--------------------------------------------------------------------------------

D.   MML MANAGED BOND FUND

How did the Fund perform during 1997?

The Fund performed very well for the year showing a total return of 9.91%, slightly outpacing its benchmark, the Lehman Brothers Government/Corporate Bond Index, which had a return of 9.75% for the year. A major factor contributing to the Fund's performance was the overweighting of "spread product," that is, investments that offered incremental yield advantages to Treasuries.

Describe the investment climate during 1997.

The past year was another positive one for the U.S. economy. Continued growth without a serious threat from inflation caused interest rates to trend downward as the year progressed, making it a generally positive environment for the bond market as well.

During the first half of 1997, the Federal Reserve Board's only policy move - a 25 basis point increase - occurred, creating price volatility, especially in Treasuries. Volatility proved temporary, however. During the second half, stock investors reacting to uncertainty from the Asian markets' difficulties moved to the relative safety of the Treasury bond market and their demand caused bond prices to rise. Coupled with a rise in short term rates, as central bankers liquidated their Treasury bill holdings, the yield curve flattened, that is, the differential between short- and long-term rates narrowed. When Treasuries rallied, the yield spread between them and other categories of bonds with similar maturities widened, creating opportunities for the Fund.

What investment decisions benefited the portfolio most as the year progressed?


At year-end our holdings of spread classes - including asset backed securities, agency bonds, mortgage backed securities as well as corporate bonds - represented over 85% of the Fund's assets.

Corporate bonds performed well during most of 1997 as corporate profitability improved. In the investment grade sector, BBB rated issues performed the best. Over half of our corporate holdings were invested in credits rated in the BBB category. Corporate bond spreads widened out late in the third quarter as the Asian crisis unfolded. We own one security, Korea Development Bank, which was directly impacted by the Asian crisis. This issue was purchased prior to the upheaval and its performance suffered for the remainder of the quarter. At roughly one-quarter of one percent of the portfolio, however, the bond's impact was minimal, and we expect it will do better as the International Monetary Fund works to get Asia back on its feet.

Asset backed securities offered us an interesting opportunity late in the year. The combination of spread-widening and an increase in supply led to some new investments in this sector. A new type of asset backed security was introduced in the fourth quarter. Rate reduction bonds issued by California utilities were priced at attractive levels relative to similarly structured asset backed credit card transactions.

                             [GRAPH APPEARS HERE]

MANAGED BOND FUND
--------------------------------------------------------------------------------

                 Fund         Lehman Brothers Government/Corporate Index
                 ----         ------------------------------------------
1/1/88          10,000                          10,000
  1988          10,713                          10,758
  1989          12,087                          12,288
  1990          13,099                          13,306
  1991          15,281                          15,452
  1992          16,398                          16,624
  1993          18,335                          18,457
  1994          17,645                          17,809
  1995          21,023                          21,236
  1996          21,706                          21,852
  1997          23,857                          23,982

Past performance is not predicitive of future performance.
--------------------------------------------------------------------------------
                 -------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                 -------------------------------------------
                      1 Year        5 Year        10 Year
                 -------------------------------------------
                      9.91%         7.79%          9.08%
                 -------------------------------------------


E.   MML BLEND FUND

How did the Fund perform during 1997?

The Fund performed quite well for the year. We are pleased to report that our investment sub-adviser's stock-picking strategy allowed the Fund to actively participate in another very positive 12-month period for the equity market. For the year ended December 31, 1997, the Fund's total return of 20.89% surpassed the Lipper Analytical one-year average for balanced funds of 18.94%. The benefits of our balanced strategy were demonstrated further as the stock market became volatile toward the end of the year. During the fourth quarter, which was negative for stocks, the income and price appreciation we garnered from our fixed income holdings allowed us to continue to report positive results.

Within your stock holdings, what types of investments were strongest during 1997?

Within stocks, our healthcare holdings were our best performers for the year. Bristol-Myers, our largest single holding, doubled the performance of the broad market for the period. Its excellent product development pipeline and aggressive marketing program caught investors' attention, and that drove the stock to new highs.

Insurance companies have also been strong. Since they tend to own significant bond portfolios, they do well in periods of declining interest rates. American General is a well-capitalized insurer in a steady growth business with a focused and capable management and it has been a good holding for us for the year.

In basic industries, well-managed chemical companies benefited the Fund. Two examples were Air Products, a distributor of industrial gases, and Englehard, a firm providing technological solutions to air quality issues.

Some of our best performers during the turbulent fourth quarter were electric utilities and telephone companies, up roughly 10 percent as a group during a down quarter for the broad market. Pinnacle West, a Phoenix-based electric utility has been a strong performer for us, as has Tampa-based Teco. We feel both of these companies offer stable earnings and good dividends at reasonable valuations.

What was your fixed income strategy during 1997, and how did it benefit the Fund?

Over the year, we held roughly equivalent portions of bonds and cash, and both have served the portfolio well. In bonds, we were focused primarily on AA rated corporate issues, followed by mortgage-backed securities and Treasuries. Most classes of bonds have performed well, especially during the second half, when yields declined on fears about the depth of the Asian financial troubles. Price appreciation resulted from declining rates and then combined with coupon income to make bonds an excellent investment in 1997.

We also strategically increased our holdings of cash and short-term debt instruments during 1997 because of a relatively flat yield curve. When the yield curve flattens, the yield advantage investors earn by owning longer maturity, more interest rate sensitive bonds diminishes. Over the past year, the Fund found it could earn competitive income from short-maturity investments and reduce risk at the same time.

                             [GRAPH APPEARS HERE]
BLEND FUND
--------------------------------------------------------------------------------
                                                                 Lehman Brothers
                                                                   Government/
                           Lipper Balanced   Standard & Poor's      Corporate
  Date      Blend Fund        Fund Index         500 Index            Index
--------    ----------     ---------------   -----------------   ---------------

01/01/88      $10,000          $10,000            $10,000            $10,000
12/31/88       11,340           11,119             11,660             10,758
12/31/89       13,604           13,308             15,351             12,288
12/31/90       13,926           13,396             14,875             13,306
12/31/91       17,269           16,856             19,408             15,452
12/31/92       18,886           18,078             20,887             16,624
12/31/93       20,717           20,193             22,990             18,457
12/31/94       21,230           19,690             23,291             17,809
12/31/95       26,172           24,532             32,044             21,236
12/31/96       29,823           27,724             39,405             21,852
12/31/97       36,053           32,975             52,554             23,982

Past performance is not predicitive of future performance.
--------------------------------------------------------------------------------
                 -------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                 -------------------------------------------
                      1 Year        5 Year        10 Year
                 -------------------------------------------
                      20.89%        13.81%        13.68%
                 -------------------------------------------

III. General Information

MML Series Investment Fund ("MML Trust") is a no-load, open-end, management investment company, having separate investment portfolios. This Prospectus provides information regarding the following four diversified investment portfolios (the "Funds") of MML Trust: MML Equity Fund ("MML Equity"); MML Money Market Fund ("MML Money Market"); MML Managed Bond Fund ("MML Managed Bond"); and MML Blend Fund ("MML Blend"). Each Fund has its own investment objectives and policies and is designed to meet different investment needs.

MML Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the "Declaration of Trust"). MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company. Shares of the Funds are offered solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries.

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Funds pursuant to investment management agreements. MassMutual has entered into investment sub-advisory agreements pursuant to which David L. Babson and Company Incorporated ("Babson") manages the investment of the assets of MML Equity and the Equity Sector of MML Blend. Both MassMutual and Babson are registered with the Securities and Exchange Commission (the "SEC") as investment advisers (MassMutual and Babson are referred to hereinafter collectively as the "Advisers"). For further information, see "Investment Managers."

IV.  The Funds

The investment objectives of each Fund discussed below are fundamental policies and may not be changed without the vote of a majority of that Fund's outstanding voting shares (as used in this Prospectus, a majority of the outstanding voting shares of any Fund means the lesser of (1) 67% of that Fund's outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of that Fund's outstanding shares). There is no assurance that the investment objectives of the Funds will be realized. The success of these objectives depends to a great extent upon management's ability to assess changes in business and economic conditions. For further information about investment policies and techniques, see "Investment Practices of the Funds and Related Risks."

A.   MML EQUITY FUND

The primary investment objective of MML Equity is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income.

A secondary investment objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. Occasional investments may be made with the objective of short-term appreciation when in the judgment of Babson general economic conditions dictate that they may benefit MML Equity and are consistent with sound investment procedure.

Normally, the assets of MML Equity will be invested primarily in common stocks and other equity-type securities such as preferred stocks, securities convertible into common stocks and warrants. Investments are made in securities of companies which, in the opinion of Babson, are of high quality, offer above-average dividend growth potential and are attractively valued in the marketplace. Investment quality and dividend growth potential are evaluated using fundamental analysis emphasizing each issuer's historical financial performance, balance sheet strength, management capability and competitive position. Various valuation parameters are examined to determine the attractiveness of individual securities. On average, the Fund's portfolio securities will have price/earnings ratios and price/book value ratios below those of the Standard & Poor's 500 Composite Stock Price Index. Consideration is also given to securities of companies whose current prices do not adequately reflect, in the opinion of Babson, the ongoing business value of the enterprise. These investments may be maintained in both rising and declining markets. Babson intends to engage in the active management of MML Equity's portfolio.

The Fund's portfolio is managed by James W. MacAllen, President, Chief Executive Officer and Chief Investment Officer of Babson. Mr. MacAllen has been associated with Babson since 1996. During 1996, Mr. MacAllen was also the Senior Vice President of Concert Capital Management, Inc. ("Concert"), and, as such, managed the portfolio of the Fund. (Concert merged with and into Babson effective as of December 31, 1996.) Formerly, Mr. MacAllen was with Hagler, Mastrovita & Hewitt and prior to that was the President and Chief Investment Officer of Wilmington Capital Management.

B.   MML MONEY MARKET FUND

The investment objectives of MML Money Market are to achieve high current income, the preservation of capital, and liquidity. These objectives are of equal importance.

MML Money Market will invest only in short-term (i.e., 397 days or less remaining to maturity) debt instruments, including but not limited to commercial paper; certificates of deposit; bankers' acceptances; short-term corporate obligations; obligations issued, sponsored, assumed or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities ("U.S. Government securities"); and certain repurchase agreements with respect to any of the securities listed above (which underlying securities must be of the highest quality at the time the repurchase agreement is entered into but which securities may have maturities of more than one year). MML Money Market's dollar-weighted average portfolio maturity will be maintained at 90 days or less.

MML Money Market's non-fundamental investment policy is that, at the time it acquires a security, it will invest 100% of its net assets in Tier 1 Securities, but it retains the right to invest no more than 5% of its net assets in Tier 2 Securities. A Tier 1 Security is one that is rated in the highest rating category by at least one nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"). MML Money Market will invest no more than 5% of its total assets in Tier 2 Securities. A Tier 2 Security is one that is rated in the second highest rating category by at least one NRSRO. Securities which are unrated may also qualify as Tier 1 and Tier 2 Securities if so determined by the Board of Trustees of MML Trust (the "Board of Trustees"). For a description of S&P and Moody's ratings, see the Statement of Additional Information.

Certificates of deposit and bankers' acceptances will be limited to obligations of banks having deposits of at least $1,000,000,000 as of their most recently published financial statements. The obligations of U.S. banks in which MML Money Market may invest include Eurodollar obligations of their foreign branches. In the case of foreign banks, the $1,000,000,000 deposit requirement will be computed using exchange rates in effect at the time of their most recently published financial statements.

Obligations of foreign issuers, including foreign branches of U.S. banks, will not be acquired if MML Money Market's investment in such obligations would exceed in the aggregate 25% of its net assets. Foreign obligations may be affected by foreign governmental action, including imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium or restriction on payments of principal or interest. Foreign branches of U.S. banks and foreign banks may provide less public information than, and may not be subject to the same accounting, auditing and financial record-keeping standards, as domestic banks.

MML Money Market will make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. Trading activity is expected to be relatively low. However, it is anticipated that from time to time, MML Money Market will take advantage of temporary disparities in the yield relationships among the different segments of the money market or among particular instruments within the same segment of the market to make purchases and sales when MassMutual deems that such transactions will improve the yield or the quality of the portfolio.

The high quality debt instruments in which MML Money Market invests may not offer as high a yield as may be achieved from lower quality instruments having less safety. While MML Money Market invests exclusively in First and Second Tier Securities, an investment in MML Money Market is not without risk. If MML Money Market disposes of an obligation prior to maturity, it may realize a loss or gain. An increase in interest rates will generally reduce the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity. MML Money Market will reassess whether a particular security presents minimal credit risks in certain circumstances. For example, if a security ceases to be a Tier 2 Security, MML Money Market would dispose of any such security as soon as practical.

C.   MML MANAGED BOND FUND

The investment objective of MML Managed Bond is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital.

Normally, the assets of MML Managed Bond will be invested primarily in investment grade, publicly-traded, fixed income securities of such maturities as MassMutual deems appropriate from time to time in light of market conditions and prospects. Except when invested for defensive purposes, at least 80% of total invested assets at market value at the time of a purchase will consist of U.S. Government securities and investment grade quality debt securities which have been rated in the top four rating categories by S&P (AAA, AA, A or BBB) or Moody's (Aaa, Aa, A or Baa) or, if unrated, which are judged by MassMutual to be of equivalent quality to securities so rated. For purposes of this Prospectus, a rating of BBB by S&P includes a security that has been rated BBB- by S&P, and a security rated Baa by Moody's includes a security that has been rated Baa3 by Moody's. While debt securities rated BBB or Baa are investment grade securities, they have speculative characteristics and are subject to greater credit risk, and may be subject to greater market risk, than higher-rated investment grade securities.

In implementing the policies set forth in the preceding paragraph, MML Managed Bond may invest in (1) obligations (payable in U.S. dollars) issued or guaranteed as to principal and interest by the Government of Canada, a Province of Canada, or any instrumentality or political subdivision thereof, provided that no such investment will be made if it would result in more than 25% of MML Managed Bond's net assets being invested in such securities, and (2) securities of foreign issuers, provided however, MML Managed Bond may invest not more than 10% of its net assets in such securities, except as provided in (1) above.

If MML Managed Bond disposes of an obligation prior to maturity, it may realize a loss or a gain. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. In addition, investments are subject to the ability of the issuer to make payment at maturity.

Normally, the Fund's duration will range from four to seven years. Portfolio changes will be accomplished primarily through the reinvestment of cash flows and selective trading.

The Fund's portfolio is managed by Mary Wilson Kibbe, Executive Director of MassMutual. She has been associated with MassMutual since 1982 and oversees all public fixed income trading for MassMutual and its insurance company subsidiaries.

D.   MML BLEND FUND

The investment objective of MML Blend is to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital.

A committee of MassMutual and Babson investment professionals will adjust the mix of investments among the Fund's three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial market and economic conditions. The Advisers expect that such adjustments will normally be made in a gradual manner over a period of time. No investment will be made that would result in more than 90% of MML Blend's net assets being invested in the Equity Sector or in more than 50% of MML Blend's net assets being invested in the Bond Sector. Up to 100% of MML Blend's net assets may be invested in the Money Market Sector. No minimum percentage has been established for any of the sectors.

In addition to MML Blend's investment objective, each of its market sectors has a specific investment objective. Within the Equity Sector, MML Blend will attempt to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Within the Bond Sector, MML Blend will attempt to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Within the Money Market Sector, MML Blend will attempt to achieve high current income, the preservation of capital, and liquidity.

In seeking a high rate of return from dividends, interest income and capital appreciation as well as in seeking to preserve capital, the Advisers intend to engage in the active management of MML Blend's portfolio. See "Investment Practices of the Funds and Related Risks - Portfolio Management."

The portfolio of MML Blend will be invested in the following three market sectors:

1.   Equity Sector

The Equity Sector generally invests in equity-type securities in a substantially similar manner as described in the discussion of MML Equity on page 9. James W. MacAllen, President, Chief Executive Officer and Chief Investment Officer of Babson, manages the investment of the assets of the Equity Sector.

2.   Bond Sector

The Bond Sector generally invests in the types of bonds and other debt securities described in the discussion of MML Managed Bond on pages 10-11 with maturities usually exceeding one year. The Bond Sector may also invest in debt securities not described above, including lower quality securities and non-rated securities acquired directly from issuers in direct placement transactions, provided no such transaction shall cause such debt securities to exceed 10% of MML Blend's total assets. Lower quality debt instruments generally provide higher yields but are generally subject to greater market fluctuations and risk of loss of income and principal than higher quality debt securities. During 1997, no debt securities were acquired by MML Blend which were not rated at least BBB by S&P or Baa by Moody's.

Mary Wilson Kibbe, Executive Director of MassMutual, manages the investments of the assets of the Bond Sector and the Money Market Sector.

3.   Money Market Sector

The Money Market Sector invests in money market instruments and other debt securities with maturities generally not exceeding one year. For example, it may invest in:

     (a) U.S. Treasury Bills and other U.S. Government securities;

     (b) obligations (payable in U.S. dollars) issued or guaranteed as to principal and interest by the Government of Canada, (such obligations may not exceed 25% of MML Blend's total assets);

     (c) commercial paper, including variable amount master notes, having a rating at the time of purchase within the two highest grades as determined by Moody's (P-1 or P-2) or S&P (A-1 or A-2);

     (d) publicly-traded bonds, debentures and notes having a rating within the four highest grades as determined by Moody's (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB); or

     (e) securities of foreign issuers.

V.   Investment Practices Of The Funds And Related Risks

In managing their portfolios of investments, the Funds, pursuant to policies adopted by the Board of Trustees or where considered appropriate by the Advisers, may engage in various investment-related practices. The Funds' significant investment practices, which are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees without consent of shareholders, are discussed below. For further information see the Statement of Additional Information.

A.   DERIVATIVES TRANSACTIONS

Although each Fund is authorized to engage in transactions involving derivatives, as more fully described in the Statement of Additional Information, the Funds' use of derivatives, other than forward contracts, is minimal. The Funds may use derivatives to attempt to: (a) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the relevant markets (for example, in the debt securities markets generally due to increasing interest rates); (b) facilitate selling securities for investment reasons; (c) protect a Fund's unrealized gains or limit unrealized losses in the value of its securities; (d) establish a position in the relevant securities markets as a temporary substitute for purchasing or selling particular securities; (e) manage the effective maturity or duration of fixed-income securities in a Fund's portfolio; or (f) manage its exposure to changing security prices (collectively, "Derivatives Transactions"). Most, if not all, of these Derivatives Transactions will involve the portfolios of MML Managed Bond and the Bond Sector of MML Blend as MML Trust has no present intent to enter into Derivatives Transactions with regard to MML Money Market, MML Equity, or the Equity or Money Market Sectors of MML Blend. The Funds will not use derivatives for speculative purposes.

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price.

There can be no assurance that the use of forward contracts or other derivatives by any of the Funds will assist it in achieving its investment objectives. Risks inherent in the use of derivatives include: (1) the risk that interest rates and securities prices will not move in the direction anticipated; (2) imperfect correlation between the prices of forward contracts and the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) forward contracts involve a risk of a loss if the value of the security to be purchased declines prior to the settlement date, which is in addition to the risk of decline of the Funds' other assets.

A Fund will not enter into a forward contract if as a result more than 25% of the Fund's total assets would be in one or more segregated accounts covering forward contracts.

B.   PORTFOLIO MANAGEMENT

The Advisers intend to use trading as a means of managing the portfolios of the Funds in seeking to achieve their investment objectives. The Advisers, on behalf of the Funds, will engage in trading when they believe that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential.

Whether the goals discussed above will be achieved through trading depends on the Advisers' ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. Such trading places a premium on the Advisers' ability to obtain relevant information, evaluate it properly and take advantage of their evaluations by completing transactions on a favorable basis. If the Advisers' evaluations and expectations prove to be incorrect, a Fund's income or capital appreciation may be reduced and its capital losses may be increased. Portfolio trading involves transaction costs, but, as explained above, will be engaged in when the Advisers believe that the result of the trading, net of transaction costs, will benefit the Funds.

The Funds may pay brokerage commissions to Advest, Inc. ("Advest") and Jeffries & Co., Inc. ("Jeffries"). Jeffries and Advest are each wholly-owned subsidiaries of companies for which one Trustee serves as a director.

C.   RESTRICTED AND ILLIQUID SECURITIES

None of the Funds currently expect to invest in restricted or illiquid securities. However, each Fund may invest not more than 15% (10% in the case of MML Money Market) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by the Board of Trustees, or by the Advisers pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund's holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

D.   SECURITIES LENDING

MML Managed Bond and MML Blend may seek additional income by making loans of portfolio securities of not more than 10% of their respective total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual to be of good standing.

E.   CASH POSITIONS

Each Fund, other than MML Money Market, may hold cash or cash equivalents to provide for liquidity (e.g., expenses and anticipated redemption payments) and so that an orderly investment program may be carried out in accordance with the Fund's investment policies. To provide liquidity or for temporary defensive purposes, each Fund may invest any portion of its assets in investment grade debt securities and MML Equity may also invest in non-convertible preferred stocks.

VI.  Investment Restrictions

The following is a description of certain investment restrictions, and exceptions to such restrictions, that apply to each Fund which may not be changed without a vote of a majority of the outstanding shares of such Fund. (For a description of additional investment restrictions, reference should be made to the Statement of Additional Information.)

Each Fund will not:

(1) Pledge or mortgage assets taken at market to an extent greater than 15% of the total assets of the Fund taken at cost;

(2) Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes (but not for the purpose of making investments), and except to the extent that each Fund engages in financial futures transactions (as described on page 12) and in reverse repurchase agreements (as described in the Statement of Additional Information), provided (a) that the aggregate amount of all such borrowings at the time of borrowing does not exceed 10% of the total assets of the Fund taken at cost, and (b) that immediately after the borrowing, and at all times thereafter, there will be an asset coverage of at least 300% for all of the Fund's borrowings (including all obligations under financial futures contracts on debt obligations); and

(3) Concentrate its investments in any one industry, as determined by the Board of Trustees, and in this connection it will not acquire securities of companies in any one industry if, immediately after giving effect to any such acquisition, more than 25% of the value of the total assets of the Fund would be invested in such industry, with the following exceptions:

     (a) In the case of MML Money Market there is no limitation in respect of certificates of deposit and bankers' acceptances (see "The Funds - MML Money Market Fund").

     (b) MML Money Market, MML Managed Bond and the Bond Sector of MML Blend each may invest up to 40% of the value of their respective total assets in each of the electric utility and telephone industries. However, it currently is MassMutual's intent not to invest more than 25% of any one of these Fund's total assets in either the electric utility or telephone industries.

VII. Investment Managers

MassMutual serves as investment manager of each Fund pursuant to a separate investment management agreement executed by MassMutual and each Fund (the "Management Agreements"). MassMutual also acts as the transfer agent and the dividend paying agent. MassMutual is a mutual life insurance company organized in 1851 under the laws of The Commonwealth of Massachusetts. MassMutual provides, directly or through its subsidiaries, a wide range of life insurance, annuity and disability products, and pension and pension-related products, as well as investment services to individuals, corporations, investment companies and other institutions. As of December 31, 1997, MassMutual, together with its subsidiaries, had consolidated assets in excess of $61 billion and consolidated assets under management in excess of $152 billion.

Under the Management Agreements, which are substantially identical, MassMutual is authorized to engage in portfolio transactions on behalf of the Funds, subject to such general or specific instructions as may be given by the Board of Trustees. The Management Agreements provide that MassMutual will perform all administrative functions relating to the Funds and will bear all expenses of the Funds except: (1) taxes and corporate fees payable to government agencies; (2) brokerage commissions (which may be higher than other brokers charge if paid to a broker which provides brokerage and research services to the Advisers or for use in providing investment advice and management to the Funds and other accounts over which the Advisers exercise investment discretion) and other capital items payable in connection with the purchase or sale of Fund investments; (3) interest on account of any borrowings by the Funds; (4) fees and expenses of Trustees of MML Trust who are not interested persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Advisers or MML Trust; and (5) fees of the Funds' independent certified public accountants.

For providing the services and bearing the expenses described above, MassMutual is paid a quarterly fee at the annual rate of .50% of the first $100 million of the average daily net asset value of each Fund, .45% of the next $200 million,
 .40% of the next $200 million and .35% of any excess over $500 million. MassMutual has unilaterally agreed to bear expenses of each Fund (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value through April 30, 1999. In 1997, MML Equity, MML Money Market, MML Managed Bond, and MML Blend paid fees to MassMutual amounting to .34%, .50%, .44% and .36%, respectively, of their average daily net assets during the year.

Each Management Agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of MassMutual or of MML Trust; or (2) upon its assignment. Under the terms of each Management Agreement, each Fund recognizes MassMutual's control of the initials "MML" and each Fund agrees that its right to use these initials is non-exclusive and can be terminated by MassMutual at any time. Under each Management Agreement, MassMutual's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MassMutual has entered into sub-advisory agreements (the "Sub-Advisory Agreements") whereby Babson manages the investment of the assets of MML Equity and the Equity Sector of MML Blend. Babson is a registered investment adviser that has been providing investment counseling to institutions and individuals for over 50 years. As of December 31, 1997, Babson had over $18 billion of assets under management. Babson is a wholly-owned subsidiary of DLB Acquisition Corporation, a controlled subsidiary of MassMutual.

Pursuant to the Sub-Advisory Agreements, MassMutual pays Babson (1) a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity as of the close of each business day for the investment advisory services Babson provides with respect to MML Equity and (2) a quarterly fee equal to an annual rate of .13% of the average daily net asset value of the Equity Sector of MML Blend as of the close of each business day for the investment advisory services Babson provides with respect to the Equity Sector of MML Blend. The Sub-Advisory Agreements automatically terminate upon the termination of the respective Management Agreements between MassMutual and MML Equity and MML Blend.

Securities held by the Funds are also frequently held by the Advisers in their investment accounts and/or by other investment clients for which the Advisers act as investment advisers. If the same security is purchased or sold for any Fund and such investment account or clients at the same time, such purchases or sales normally will be combined, to the extent practicable, and will be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold for each. In determining the amounts to be purchased or sold, the main factors to be considered will be the investment objectives of the respective portfolios, the relative size of portfolio holdings of the same or comparable security, availability of cash for investment by the various portfolios and the size of their respective investment commitments. It is believed that the ability of the Funds to participate in larger volume transactions will, in most cases, produce better execution for the Funds. In some cases, however, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. It is the opinion of MML Trust's management that such execution advantage and the desirability of retaining the Advisers as investment managers of the Funds outweigh the disadvantages, if any, which might result from this procedure.

VIII. Capital Shares

MML Trust is a "series" company. To date, shares of six series (i.e., investment portfolios) have been authorized, four of which constitute the interests in the Funds described in this Prospectus. Under MML Trust's Declaration of Trust, however, the Board of Trustees is authorized to create new series in addition to the Funds without the necessity of a vote of shareholders of MML Trust. Each share of a particular series represents an equal proportionate interest in that series with each other share of the same series, none having priority or preference over another. Each series shall be preferred over all other series in respect of the assets allocated to that series. Each share of a particular series is entitled to a pro rata share of any distributions declared by that series and, in the event of liquidation, a pro rata share of the net assets of that series remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive, conversion or subscription rights.

MML Trust is not required to hold annual meetings of shareholders. Special meetings may be called for purposes such as electing Trustees, voting on management agreements, and with respect to such additional matters relating to MML Trust as may be required by MML Trust's Declaration of Trust and the 1940 Act. Shareholders holding 10% of the shares of MML Trust may call a meeting to be held to consider removal of Trustees. On any matter submitted to shareholders, shares of each series entitle their holder to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset values of the series' shares. On any matters submitted to a vote of shareholders, all shares of MML Trust then entitled to vote shall be voted by individual series, except that (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when Trustees have determined that any matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholder inquiries should be made by contacting the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

The assets of certain variable annuity and variable life insurance separate accounts for which MassMutual or an affiliate is the depositor are invested in shares of the Funds. Because these separate accounts are invested in the same underlying Funds it is possible that material conflicts could arise between owners of the variable life insurance contracts and owners of the variable annuity contracts. Possible conflicts could arise if (i) state insurance regulators should disapprove or require changes in investment policies, investment advisers or principal underwriters or if the depositor should be permitted to act contrary to actions approved by holders of the variable life or variable annuity contracts under rules of the SEC, (ii) adverse tax treatment of the variable life or variable annuity contracts would result from utilizing the same underlying Funds, (iii) different investment strategies would be more suitable for the variable annuity contracts than the variable life contracts, or
(iv) state insurance laws or regulations or other applicable laws would prohibit the funding of both variable life and variable annuity separate accounts by the same Funds.

The Board of Trustees follows monitoring procedures which have been developed to determine whether material conflicts have arisen and what action, if any, should be taken in the event of such conflicts. If a material irreconcilable conflict should arise between owners of the variable life insurance contracts and owners of the variable annuity contracts, one or the other group of owners may have to terminate its participation in the Funds. More information regarding possible conflicts between variable annuity and variable life insurance contracts is contained in the prospectuses for those contracts.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of MML Trust. However, MML Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or Trustees of MML Trust. MML Trust's Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

IX.  Net Asset Value

The net asset value of each Fund's shares is determined once daily as of the normal close of trading on the New York Stock Exchange (presently 4:00 p.m.) on each day on which the Exchange is open for trading.

A.   MML MONEY MARKET FUND

It is the intention of MML Money Market to maintain a per share net asset value of $1.00, although this cannot be assured. Since the net income of MML Money Market is declared as a dividend each time it is determined, the net asset value per share of MML Money Market remains at $1.00 per share immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in MML Money Market representing the reinvestment of dividend income is reflected by an increase in the number of shares of MML Money Market in the shareholder's account, which increase is recorded promptly after the end of each calendar month. MML Money Market's portfolio instruments are valued on the basis of amortized cost.

B.   OTHER FUNDS

Generally, the other three Funds value portfolio securities on the basis of market value. For example, equity securities, including those traded on national securities exchanges or the NASDAQ National Market System, are valued by one or more pricing services, as authorized by the Board of Trustees. Normally, the values are based upon the last reported sale price of the security. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt obligations with less than one year but more than sixty days to maturity are valued on the basis of their market value, and debt obligations having a maturity of sixty days or less are generally valued at amortized cost when the Board of Trustees believes that amortized cost approximates market value. If acquired, preferred stocks will be valued on the basis of their market value if market quotations are readily available. Futures contracts are valued based on market prices unless such prices do not reflect the fair value of the contract, in which case they will be valued by or under the direction of the Board of Trustees. In all other cases, assets (including restricted securities) will be valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees.

X.   Sale And Redemption Of Shares

The shares of each Fund are sold at their net asset value (which in the case of MML Money Market is expected to remain at $1.00) as next computed after receipt of the purchase order, without the deduction of any selling commission or "sales load."

Each Fund redeems its shares at their net asset value (which in the case of MML Money Market is expected to remain at $1.00) as next computed after receipt of the request for redemption. The redemption price for shares of MML Equity, MML Managed Bond and MML Blend may be more or less than the shareholder's cost. The redemption price may be paid in cash or wholly or partly in kind if MML Trust's Board of Trustees determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, a Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Redemption payments will be made within seven days after receipt of the written request therefore by MML Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

XI.  Tax Status

It is the policy of each Fund to comply, and in 1997 each Fund did comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, none of the Funds will be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Regulations issued under Internal Revenue Code Section 817(h) require each of the Funds to be adequately diversified in order for a variable annuity and variable life contract funded by MML Trust to receive favorable tax treatment as an annuity or life insurance contract. Among other requirements, the regulations limit each Fund's investment in a single issuer to 55% of its assets; while this requirement applies to U.S. Government securities, each government agency or instrumentality is treated for this purpose as a separate issuer. The Funds intend to comply with these diversification requirements. For further information, see the Statement of Additional Information.

Tax consequences to investors in the separate investment accounts which are invested in the Funds are described in the prospectuses for such accounts.

XII. Dividends And Capital Gains Distributions

The Funds intend to declare capital gain and ordinary income dividends and to distribute such dividends in a manner designed to avoid a 4% excise tax on undistributed regulated investment company income, imposed by the Tax Reform Act of 1986. The declaration and distribution policies specific to each Fund are outlined below.

A.   MML EQUITY FUND

Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of MML Equity at net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

B.   MML MONEY MARKET FUND

The net income of MML Money Market, as defined below, is determined as of the normal close of trading on the New York Stock Exchange on each day on which the Exchange is open, and all the net income so determined is declared as a dividend to shareholders of record as of that time. Dividends are distributed promptly after the end of each calendar month in additional shares of MML Money Market at the then current net asset value, or in cash, at the option of the shareholder.

For this purpose the net income of MML Money Market (from the time of the immediately preceding determination thereof) consists of all interest income accrued on its portfolio, plus realized gains or minus realized losses, and less all expenses and liabilities chargeable against income. Interest income includes discount earned (including both original issue and market discount) on paper purchased at a discount, less amortization of premium, accrued ratably to the date of maturity. Expenses, including the compensation payable to MassMutual, are accrued each day.

Should MML Money Market incur or anticipate any unusual expense, or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in the light of the then prevailing circumstances. For example, if MML Money Market's net asset value per share were reduced, or were anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments until the net asset value returned to $1.00. Thus, such expenses or losses or depreciation might result in an investor receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

C.   MML MANAGED BOND AND MML BLEND FUNDS

Dividends out of net investment income are declared and paid quarterly. Capital gains declarations and distributions of net capital gains, if any, for the year are made annually. Distributions may be taken either in cash or in additional shares of the applicable Fund at net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

XIII. Investment Performance

Each of the Funds may from time to time advertise certain investment performance figures. These figures are based on historical earnings and are not intended to indicate future performance.

MML Money Market may quote its yield and its effective yield. The yield of MML Money Market refers to the income generated by the Fund over a seven-day period (which period will be stated in the advertisement). This income is then assumed to be earned each week over a 52-week period. The effective yield is calculated similarly, but the income earned by an investment in the Fund is assumed to be reinvested.

MML Managed Bond, MML Blend and MML Equity may also quote yield. The yield for each of these Funds refers to the net investment income earned by the Fund over a 30-day period (which period will be stated in the advertisement). This income is then assumed to be earned for a full year and to be reinvested each month for six months. The resulting semi-annual yield is doubled.

Each of the Funds may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time, which will be stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time (which period will be stated in the advertisement), assuming reinvestment of all distributions. Total return and holding period return differ from yield in that the return figures include capital changes in an investment while yield measures the rate of net income generated by a Fund. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

These investment performance figures may be of limited use for comparative purposes because they do not reflect charges imposed by the separate investment accounts invested in the Funds which, if included, would decrease the performance figures. For more information about the investment performance of the Funds, see the Statement of Additional Information.

XIV.  Management Of MML Trust

The affairs of MML Trust are generally supervised by its Board of Trustees and officers. As stated previously, MassMutual acts as investment manager of each of the Funds and Babson is the sub-adviser to MML Equity and the Equity Sector of MML Blend. In those capacities, MassMutual and Babson are part of the management of MML Trust. For more information concerning the management of MML Trust, reference should be made to the Statement of Additional Information.

The name MML Series Investment Fund is the designation of the Trustees under an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time. The obligations of MML Series Investment Fund are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of MML Series Investment Fund, but only the property of the relevant Fund shall be bound.

                          MML SERIES INVESTMENT FUND

                               1295 State Street
                       Springfield, Massachusetts 01111

                                 --------------

                               INVESTMENT MANAGER

                            MASSACHUSETTS MUTUAL LIFE
                                INSURANCE COMPANY
                                1295 State Street
                        Springfield, Massachusetts 01111

                             INVESTMENT SUB-ADVISER

                           DAVID L. BABSON AND COMPANY
                                  INCORPORATED
                               One Memorial Drive
                         Cambridge, Massachusetts 02142

                             INDEPENDENT ACCOUNTANTS

                            COOPERS & LYBRAND L.L.P.
                                2300 Tower Square
                                1500 Main Street
                        Springfield, Massachusetts 01101

                                    CUSTODIAN

                                 CITIBANK, N.A.
                                 111 Wall Street
                            New York, New York 10005

                                 --------------

     For Use With:
     . Massachusetts Mutual Variable Annuity Funds 1 and 2
     . MML Bay State Variable Life Separate Accounts I, II, III, IV and V . MML Bay State Variable Annuity Separate Account 1
     . Massachusetts Mutual Variable Life Separate Accounts I and II
     . Massachusetts Mutual Variable Annuity Separate Accounts 1, 2 and 3 . Massachusetts Mutual Separate Account C


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this Prospectus.

                                   PROSPECTUS

                                Dated May 1, 1998

                             MML EQUITY INDEX FUND
                                1295 State Street
                           Springfield, Massachusetts
                                 (413) 744-8480

MML Series Investment Fund ("MML Trust") is a no-load, open-end, management investment company having separate investment portfolios, each of which has different investment objectives and is designed to meet different investment needs. This Prospectus relates only to one such portfolio, MML Equity Index Fund (the "Fund").

MML Equity Index Fund - The Fund is a non-diversified series of MML Trust. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). As such, the Fund will invest in common stocks that comprise the Index. While the Fund intends to invest in every stock of the Index, there may be circumstances when the Fund is not invested in every such stock. The Fund is also permitted to invest in Standard & Poor's Depositary Receipts ("SPDRs"). See "Appendix - Investment Techniques." In anticipation of taking a market position, the Fund is also permitted to purchase and sell stock index futures. The Fund is neither sponsored by nor affiliated with Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

For further information about the Fund's investment objective and policies, see "MML EQUITY INDEX FUND" on page 4. There is no assurance that the investment objective of the Fund will be realized.

This Prospectus sets forth concisely the information about MML Trust and the Fund that a prospective investor ought to know before investing. Certain additional information about MML Trust and the Fund is contained in a Statement of Additional Information dated May 1, 1998, as amended from time to time, which has been filed with the Securities and Exchange Commission and is incorporated by reference. This additional information is available upon request and without charge. To obtain such information, please contact the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

This Prospectus may only be used to offer or sell shares of the Fund described in this Prospectus. Please read this Prospectus carefully and retain it for future reference for information about MML Trust and the Fund.

                             --------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             --------------------


Table of Contents
                                                                            Page
Financial Highlights .....................................................   2
Management Discussion ....................................................   3
General Information ......................................................   4
MML Equity Index Fund ....................................................   4
Investment Considerations and Risks ......................................   6
The Advisers .............................................................   6
Capital Shares ...........................................................   8
Net Asset Value ..........................................................   8
Sale and Redemption of Shares ............................................   8
Tax Status ...............................................................   9
Dividends and Capital Gains Distributions ................................   9
Investment Performance ...................................................   9
Management of MML Trust ..................................................   9
Appendix - Investment Techniques .........................................   A-1

I.  Financial Highlights

The information in the following table has been derived from financial statements audited by Coopers & Lybrand L.L.P., independent accountants, whose report on the 1997 financial statements of MML Equity Index Fund (the "Fund") is included in the Fund's Annual Report for the period ended December 31, 1997 (the "Annual Report") and in the Fund's Statement of Additional Information. Further information about the performance the Fund is contained in the Annual Report which may be obtained from the Secretary of MML Series Investment Fund ("MML Trust") without charge.

FINANCIAL HIGHLIGHTS
For the Period From May 1, 1997 (Commencement of Operations) through December 31, 1997

Selected financial and per share data for each series share outstanding throughout the period.

Net asset value:
 Beginning of period..............................................  $ 10,000
                                                                    --------

Income from investment operations:
Net investment income.............................................     0.092
Net realized and unrealized gain on investments...................     2.101
                                                                       -----
Total from investment operations..................................     2.193
                                                                       -----

Less Distributions:
Dividends from net investment income..............................    (0.092)
Distributions from net realized gains.............................    (0.021)
                                                                    --------
Total Distributions...............................................    (0.113)
                                                                    --------

Net asset value
 End of period....................................................  $ 12,080
                                                                    --------

Total return......................................................     21.39%*

Net assets (in millions):
 End of year......................................................  $ 24,202
Ratio of operating expenses to average net assets.................      0.43%**
Ratio of net investment income to average net assets..............      0.80%**
Portfolio trunover rate...........................................         2%
Average commission rate paid......................................  $ 0.0309

* Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for the period shown. Percentage represents results for the year and are not annualized.

**Percentages represent results for the period from May 1, 1997 (commencement of operations) through December 31, 1997.

II.   Management Discussion

A.  Economic and Investment Environment

As we begin 1998, the U.S. economy appears to be embarking on its eighth consecutive year of expansion. By almost any measure, 1997 was a solidly good year. Consumption was up, consumer confidence reached a 28-year high, unemployment hit a 24-year low, gains were made in personal income and corporate profits, housing starts and new and existing housing sales were up, and the Federal budget deficit was reduced to a point where 1998 may even see a small surplus.

All of this happened against a backdrop of declining price pressures fueling debate over the relevance of the Phillips Curve, which is the historical model suggesting that economic growth will eventually breed inflation. Inflation measured by the Consumer Price Index remained below two percent, down from 1996 levels, and both the Producer Price Index and commodities prices dropped. Without inflationary pressures, the Federal Reserve Board, which had raised interest rates by 25 basis points in March, did not take action again for the remainder of the year, and rates consequently declined.

Working counter to the forces supporting the domestic economy over the past year was the financial breakdown in the Pacific Rim. After years of over-investment, weak infrastructure and poor economic policy, high-flying markets including South Korea, Thailand and Indonesia suffered tremendous losses during the second half of 1997.

The problems these economies face are deep and far-reaching, and recognition of this fact has caused turmoil in markets throughout the world. Japan, which has fiscal problems of its own, is a close trading partner to much of the rest of Southeast Asia and will be impacted by weakness there. The U.S. has seen effects of the Asian crisis on a number of levels. The uncertainty created by the Asian crisis added volatility to an already nervous stock market, precipitating a one day drop in the Dow Jones Industrial Average of over 500 points in late October. A flight to quality in the currency markets bolstered the U.S. dollar, making American exports expensive in overseas markets and potentially increasing the trade deficit. Domestic firms that rely on sales to Asian markets may see profits come under pressure as orders decline, and competitive price pressures from Asian exporters may impact the ability for companies to raise prices on a global basis.

Even though the U.S. stock market increased in volatility, it turned in impressive results for the year. As of December 31, 1997, the Standard & Poor's 500 Composite Stock Price Index (the "Index") was up 33.37%, the Dow Jones Industrial Average increased 24.93%, the NASDAQ Composite Index was up 21.63% and the Frank Russell 2000 Index earned 22.36%.

Because of the uncertainty inherent in a market that's enjoyed such a tremendous three-year advance, plus the concerns that arose from the Asian markets' problems, it was large cap growth stocks that benefited most during the year. These companies, which are well-represented in indices like the Index, were part of a `flight to quality' that the market experienced over the course of the year. They are companies that are large enough to endure competitive pressures, and due to their large capitalization, their stocks are very liquid.

The bond market also advanced during 1997. After the Federal Reserve's March tightening, rates began to decline, and bonds rallied as a result. During the second half of the year, investors moved into bonds as a safe haven from stock market volatility. Rates declined and the yield curve flattened. Toward the end of the year, bonds paying higher yields than Treasuries seemed to offer the best opportunities. For the first time in quite a while, there was some risk premium available in moving lower in quality.

B. Portfolio Review

For the eight-month period ended December 31, 1997, since inception of the Fund, the portfolio realized a total return of 21.39%, while the Index had a total return of 22.56%. The Fund is designed to replicate the large capitalization United States equity market as it is represented by the Index for the same period. Large capitalization equities had a very strong year in 1997, outperforming both small and mid capitalization stocks. In 1997, some of the best performing groups in the Index were trucking, savings and loan, brokerage and investment banking companies.

MML EQUITY INDEX FUND
--------------------------------------------------------------------------------

                             [GRAPH APPEARS HERE]

                                  MML Equity          Standard & Poor's
                  Date            Index Fund              500 Index
                --------          ----------          ------------------

                05/01/97           $10,000                 $10,000
                06/30/97            11,080                  11,084
                09/30/97            11,870                  11,914
                12/31/97            12,912                  12,256

Past performance is not predicitive of future performance.

--------------------------------------------------------------------------------

                          --------------------------------
                            AVERAGE ANNUAL TOTAL RETURN
                          --------------------------------
                           4th Quarter     Since Inception
                          --------------------------------
                              2.72%            21.39%
                          --------------------------------
--------------------------------------------------------------------------------

III.  General Information

MML Trust is a no-load, open-end investment management company having separate investment portfolios, each of which has its own investment objectives and policies and is designed to meet different investor needs. This Prospectus provides information regarding the Fund, a non-diversified investment portfolio of MML Trust.

MML Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the "Declaration of Trust"). MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company. Shares of the Fund are offered solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries.

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Fund pursuant to an investment management agreement with MML Trust, on behalf of the Fund. MassMutual has entered into an investment sub-advisory agreement with Mellon Equity Associates, LLP ("Mellon Equity"), which provides that Mellon Equity will serve as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. Both MassMutual and Mellon Equity are registered with the Securities and Exchange Commission (the "SEC") as investment advisers under the Investment Advisers Act of 1940, as amended. (MassMutual and Mellon Equity are referred to hereinafter collectively as the "Advisers.") For further information, see "The Advisers."

IV.   MML Equity Index Fund

Investment Objective

The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Index(1).

This investment objective of the Fund is a fundamental policy and may not be changed without the vote of a majority of the Fund's outstanding voting shares (as used in this Prospectus, a majority of the outstanding voting shares of the Fund means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares). As explained below, there is no assurance that the investment objective of the Fund will be realized.

Management Policies

The Fund attempts to duplicate the investment results of the Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's ("S&P") has an Index Committee which is responsible for the overall management of the Index. The Index Committee looks at a company's market value, industry group classification, capitalization, trading activity, financial and operating condition before making a decision to include it in the Index. New companies are added to the Index only when there is a vacancy. Companies are removed from the Index for four major reasons: merger with (or acquisition by) another company, financial operating failure, lack of representation of leading American industries, or restructuring.

The Fund attempts to be fully invested at all times in the stocks that comprise the Index, Standard and Poor's Depositary Receipts ("SPDRs") and stock index futures as described below and, in any event, in the normal course of management, at least 80% of the Fund's net assets will be so invested. Furthermore, while the Fund does intend to invest in every stock included in the Index, there may be circumstances, such as during the Fund's early stages, when it may have relatively small assets, when the Fund is not invested in every such stock. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Fund uses the Index as the standard performance comparison because it represents approximately 73% of the total market value of all United States common stocks and is well known to investors. An investment in the Fund involves risks similar to those of investing in common stocks.

----------

(1) "Standard & Poor's", "S&P", "Standard & Poor's 500", "S&P 500" and "500" are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies ("S&P"), or The McGraw Hill Companies, Inc. S&P makes no representation regarding the advisability of investing in the Fund.

The weightings of stocks in the Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding. Because of this weighting, as of December 31, 1997, approximately 49.33% of the Index was composed of the 50 largest companies. Mellon Equity generally selects stocks for the Fund's portfolio in the order of their weightings in the Index beginning with the heaviest weighted stocks. With respect to the Fund's assets invested in the stocks in the Index, the percentage of such assets invested in each stock is approximately the same as the percentage it represents in the Index.

No attempt is made to manage the portfolio in the traditional sense using economic, financial and market analysis. The Fund is managed using a computer program to determine which stocks are to be purchased or sold to replicate the Index to the extent feasible. From time-to-time, administrative adjustments may be made in the Fund's portfolio because of changes in the composition of the Index, but such changes should be infrequent.

The Fund believes that the indexing approach described above is an effective method of substantially duplicating Index performance. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions of Fund shares.

The Fund's ability to duplicate the performance of the Index also depends to some extent on the size of the Fund's portfolio and the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows are made to maintain the similarity of the Fund's portfolio to the Index to the maximum practicable extent.

From time to time to increase its income, the Fund may lend securities from its portfolio. See "Appendix - Investment Techniques." When the Fund has cash reserves, the Fund may invest in money market instruments consisting of U.S. Government securities, time deposits, certificates of deposit, bankers' acceptances, high-grade commercial paper, and repurchase agreements. See the Statement of Additional Information for a description of these instruments.

The Fund may invest in SPDRs, an investment intended to provide investment results that generally correspond to the price and yield performance of the Index, when, in the opinion of Mellon Equity, available cash balances would not otherwise allow the Fund to invest such cash balances in a manner which adequately corresponds to the Index. SPDRs represent an interest in the portfolio of S&P 500 stocks held by a unit investment trust, and SPDR holders are entitled to receive dividends which accrue to stocks held by the unit investment trust, less trust expenses. The Fund also may purchase stock index futures in anticipation of taking a market position when, in the opinion of Mellon Equity, available cash balances do not permit an economically efficient trade in the cash market. The Fund also may sell stock index futures to terminate existing positions it may have as a result of its purchases of stock index futures. Investments in stock index futures typically require greater available cash balances than do investments in SPDRs. See also "Investment Considerations and Risks" and "Appendix - Investment Techniques" below, and "Investment Objective and Management Policies" in the Fund's Statement of Additional Information.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the Index, which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the shareholders of the Fund into consideration in determining, composing or calculating the Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

V.  Investment Considerations and Risks

General - The Fund's net asset value per share should be expected to fluctuate. Investors should consider the Fund as a part of an overall investment program and should invest only if they are willing to undertake the risks involved. See "Investment Objective and Management Policies" in the Statement of Additional Information for a further discussion of certain risks.

Equity Securities - Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

Foreign Securities - Since the stocks of some foreign issuers are included in the Index, the Fund's portfolio may contain securities of such foreign issuers which may subject the Fund to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Use of Derivatives - The Fund may invest, to a limited extent, in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset or index. The Derivatives the Fund may use include stock index futures. While Derivatives can be used effectively in furtherance of the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund's net asset value, can decrease the liquidity of the Fund's portfolio and make more difficult the accurate pricing of the Fund's portfolio. See "Appendix - Investment Techniques Use of Derivatives" and "Investment Objective and Management Policies - Management Policies - Derivatives" in the Statement of Additional Information.

Non-Diversified Status - The classification of the Fund as "non-diversified" means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the "1940 Act"). A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio may be more sensitive to the changes in market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.

Fundamental Investment Restrictions - For a description of fundamental investment restrictions that apply to the Fund, which may not be changed without a vote of a majority of the outstanding shares of the Fund, reference should be made to the Statement of Additional Information.

VI.  The Advisers

MassMutual

MassMutual serves as investment manager of the Fund pursuant to an investment management agreement executed by MassMutual and MML Trust, on behalf of the Fund (the "Investment Management Agreement"). MassMutual is a mutual life insurance company organized in 1851 under the laws of The Commonwealth of Massachusetts. MassMutual provides, directly or through its subsidiaries, a wide range of life insurance, annuity and disability products, and pension and pension-related products, as well as investment services to individuals, corporations, investment companies and other institutions. As of December 31, 1997, MassMutual, together with its subsidiaries, had consolidated assets in excess of $61 billion and consolidated assets under management in excess of $152 billion.


Under the Investment Management Agreement, MassMutual is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of MML Trust. The Investment Management Agreement provides that MassMutual will perform all administrative functions relating to the Fund and will bear all expenses of the Fund except: (1) taxes and corporate fees payable to government agencies; (2) brokerage commissions and other capital items payable in connection with the purchase or sale of Fund investments; (3) interest on account of any borrowings by the Fund; (4) fees and expenses of Trustees of MML Trust who are not interested persons, as defined in the 1940 Act, of the Advisers or MML Trust;
(5)
fees and expenses of MML Trust's Advisory Board Members; (6) fees of the Fund's independent certified public accountants; and (7) any required trademark licensing fees.

For providing the services described above, MassMutual is paid a quarterly fee at the annual rate of .40% of the first $100 million of the average daily net asset value of the Fund; .38% of the next $150 million and .36% of any net assets thereafter. For the eight-month period ended December 31, 1997, the Fund paid fees to MassMutual amounting to .25% of its average daily net assets during the period. The imposition of the Fund's management fee, as well as the Fund's other operating expenses, will have the effect of reducing shareholders' return and will affect the ability of the Fund to track the Index exactly.

The Investment Management Agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of the Advisers or of MML Trust, or (2) upon its assignment. Under the terms of the Investment Management Agreement, the Fund recognizes MassMutual's control of the initials "MML" and the Fund agrees that its right to use these initials is non-exclusive and can be terminated by MassMutual at any time. Under the agreement, MassMutual's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

MassMutual also acts as the Fund's transfer agent and the dividend paying agent. First Data Investors Services Group, Inc., located at 4400 Computer Drive, Westborough, Massachusetts 01481, provides fund accounting services for the Fund and is compensated by MassMutual for providing such services to the Fund.

Mellon Equity

Pursuant to an investment sub-advisory agreement (the "Sub-Advisory Agreement") with MassMutual, Mellon Equity, located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, serves as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. Mellon Equity is a registered investment adviser formed in 1987. Effective January 1, 1998, Mellon Equity, a subsidiary of Mellon Bank Corporation, was reorganized as a Pennsylvania limited liability partnership. Mellon Bank, N.A. is the 99% limited partner and MMIP, Inc. is the 1% general partner of Mellon Equity. As of December 31, 1997, Mellon Equity and its employees managed approximately $17 billion and served as the investment adviser or sub-adviser of 18 other investment companies.

Mellon Bank Corporation is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon Bank Corporation provides a comprehensive range of financial products and services in domestic and selected international markets. Through its subsidiaries, Mellon Bank Corporation managed more than $300 billion in assets as of December 31, 1997, including approximately $93 billion in proprietary mutual fund assets.

The Sub-Advisory Agreement provides that MassMutual will pay Mellon Equity a monthly fee equal at an annual rate of .09% of the first $100 million of the average daily net asset value of the Fund; .07% of the next $150 million; and
 .05% on any assets thereafter. Pursuant to the Sub-Advisory Agreement, Mellon Equity has agreed that so long as it is the sole investment sub-adviser to the Fund, the fees for the custody services for the Fund, which will be provided by Boston Safe Deposit and Trust Company (which is an indirect subsidiary of Mellon Bank Corporation) will be deducted from Mellon Equity's fee.

The Sub-Advisory Agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of the Advisers or of MML Trust; (2) upon its assignment; or
(3) upon the termination of the Investment Management Agreement. Under the terms of the Sub-Advisory Agreement, Mellon Equity's liability regarding its investment management obligations and duties is limited to situations involving its willful misfeasance, bad faith, gross negligence or reckless disregard of such obligations and duties.

The Sub-Advisory Agreement acknowledges that when purchase or sale of securities of the same issuer is suitable for the Fund and one or more other investment companies or accounts managed by Mellon Equity which attempt to track an equity index, such purchases or sales may and normally will be combined, to the extent practicable, and will be allocated as nearly as practicable on a pro rata basis in proportion to the amounts to be purchased or sold for each. In determining the amounts to be purchased or sold, the main factors to be considered will be the investment objectives of the respective portfolios, the relative size of portfolio holdings of the same or comparable security, availability of cash for investment by the various portfolios and the size of their respective investment commitments. Mellon Equity believes that the ability of the Fund to participate in larger volume transactions will, in most cases, produce better execution for the Fund. In some cases, however, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of MML Trust's management that such execution advantage and the desirability of retaining Mellon Equity as index manager of the Fund outweigh the disadvantages, if any, which might result from this procedure.

In allocating brokerage transactions for the Fund, Mellon Equity seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, Mellon Equity may consider, among other things, the sale of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. Mellon Equity will not consider the provision of brokerage or research services (as such term is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in allocating brokerage transactions for the Fund. See "Portfolio Transactions" in the Statement of Additional Information.

VII.  Capital Shares

MML Trust is a "series" company. To date, shares of six separate series (i.e., investment portfolios) have been authorized, one of which constitutes the interests in the Fund. Under MML Trust's Declaration of Trust, however, the Board of Trustees is authorized to create new series without the necessity of a vote of shareholders of MML Trust. Each share of a particular series represents an equal proportionate interest in that series with each other share of the same series, none having priority or preference over another. Each series shall be preferred over all other series in respect of the assets allocated to that series. Each share of a particular series is entitled to a pro rata share of any distributions declared by that series and, in the event of liquidation, a pro rata share of the net assets of that series remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive, conversion or subscription rights.

MML Trust is not required to hold annual meetings of shareholders. Special meetings may be called for purposes such as electing Trustees, voting on management agreements, and with respect to such additional matters relating to MML Trust as may be required by MML Trust's Declaration of Trust and the 1940 Act. Shareholders holding 10% of the shares of MML Trust may call a meeting to be held to consider removal of Trustees. On any matter submitted to shareholders, shares of each series entitle their holder to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset values of the series' shares. On any matters submitted to a vote of shareholders, all shares of MML Trust then entitled to vote shall be voted by individual series, except that (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when the Trustees have determined that any matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholder inquiries should be made by contacting the Secretary, MML Series Investment Fund, 1295 State Street, Springfield, Massachusetts 01111.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of MML Trust. However, MML Trust's Declaration of Trust disclaims liability of the shareholders, Trustees of MML Trust, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or Trustees of MML Trust. MML Trust's Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

VIII.  Net Asset Value

The net asset value of the Fund's shares is determined once daily as of the normal close of trading on the New York Stock Exchange (presently 4:00 p.m.) on each day on which the Exchange is open for trading.

Generally, the Fund values portfolio securities on the basis of market value. For example, equity securities, including those traded on national securities exchanges, the NASDAQ National Market System, or over-the-counter securities not so listed, are valued by one or more pricing services, as authorized by the Board of Trustees of MML Trust. Normally, the values are based upon the last reported sale price of the security. Debt obligations with less than one year but more than sixty days to maturity are valued on the basis of their market value. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost when the Board of Trustees of MML Trust believes that amortized cost approximates market value. Futures contracts are valued based on market prices unless such prices do not reflect the fair value of the contract, in which case they will be valued by or under the direction of the Board of Trustees of MML Trust. In all other cases, assets will be valued at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

IX.  Sale and Redemption of Shares

The shares of the Fund are sold at their net asset value as next computed after receipt of the purchase order, without the addition of any selling commission or "sales load."

The Fund redeems its shares at their net asset value as next computed after receipt of the request for redemption. The redemption price for shares of the Fund may be more or less than the shareholder's cost. The redemption price may be paid in cash or wholly or partly in kind if MML Trust's Board of Trustees determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption.

Redemption payments will be made within seven days after receipt of the written request therefor by MML Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

X.  Tax Status

It is the policy of the Fund to comply, and in 1997 the Fund did comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any net income or any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

Regulations issued under Internal Revenue Code Section 817(h) require the Fund to be adequately diversified in order for a variable life insurance contract funded by the Fund to receive favorable tax treatment as a life insurance contract. Among other requirements, the regulations limit the Fund's investment in a single issuer to 55% of its assets; while this requirement applies to U.S. Government securities, each government agency or instrumentality is treated for this purpose as a separate issuer. The Fund intends to comply with these diversification requirements. For further information, see the Statement of Additional Information.

Tax consequences to investors in the separate investment accounts which are invested in the Fund are described in the prospectuses for such accounts.

XI.  Dividends and Capital Gains Distributions

The Fund intends to declare capital gain and ordinary income dividends and to distribute such dividends in a manner designed to avoid a 4% excise tax on undistributed regulated investment company income imposed by the Tax Reform Act of 1986. Distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the Fund at net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

XII.  Investment Performance

The Fund may from time to time advertise certain investment performance figures. These figures are based on historical returns and are not intended to indicate future performance.

The Fund may advertise its total return and its holding period return for various periods of time. Total return is calculated by determining, over a period of time which will be stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in the Fund over a period of time (which period will be stated in the advertisement), assuming reinvestment of all distributions. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period. This performance information for the Fund may also be compared to the Index.

These investment performance figures may be of limited use for comparative purposes because they do not reflect charges imposed by the separate investment accounts invested in the Fund which, if included, would decrease the performance figures. For more information about calculation of the investment performance of the Fund, see the Statement of Additional Information.

XIII.  Management of MML Trust

The affairs of MML Trust are generally supervised by its Board of Trustees and officers. As stated previously, MassMutual acts as investment manager of the Fund and Mellon Equity is the sub-adviser to the Fund. In those capacities MassMutual and Mellon Equity are part of the management of MML Trust. For more information concerning the management of MML Trust, reference should be made to the Statement of Additional Information.

The name MML Series Investment Fund is the designation of Trustees of MML Series Investment Fund under an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any Trustees of MML Series Investment Fund, shareholders, officers, employees or agents of MML Series Investment Fund, but only the property of the relevant series of MML Series Investment Fund shall be bound.

Appendix

Investment Techniques

Borrowing Money - The Fund is permitted to borrow money only for temporary or emergency purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

Use of Derivatives - The Fund may invest in the types of Derivatives enumerated under "Investment Considerations and Risks - Use of Derivatives." These instruments and certain related risks are described more specifically under "Investment Objective and Management Policies - Management Policies Derivatives" in the Statement of Additional Information.

Although the Fund will not be a commodity pool, Derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in certain derivatives. The Fund may invest in stock index futures contracts for hedging purposes without limit. However, the Fund may not invest in such contracts for other purposes if the sum of the amount of initial margin deposits, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized gains and unrealized losses on such contracts.

Standard & Poor's Depositary Receipts ("SPDRs") - The Fund may invest in SPDRs when, in the opinion of Mellon Equity, available cash balances would not otherwise allow the Fund to invest such cash balances in a manner which adequately corresponds to the Index. Investments in SPDRs typically require less available cash balances than do investments in stock index futures.

SPDRs represent an interest in the portfolio of S&P 500 stocks held by a unit investment trust. SPDRs trade on the American Stock Exchange and may be bought and sold like common stock at any time during the trading day. An investment in SPDRs is intended to provide investment results that generally correspond to the price and yield performance of the Index.

Lending Portfolio Securities - The Fund may seek additional income by lending securities from its portfolio to brokers, dealers and other financial institutions desiring to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and income on the loaned securities' collateral. Loans of portfolio securities may not exceed 10% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

                             MML EQUITY INDEX FUND

                               1295 State Street
                       Springfield, Massachusetts 01111

                             --------------------

                              INVESTMENT MANAGER

                           MASSACHUSETTS MUTUAL LIFE
                               INSURANCE COMPANY
                               1295 State Street
                       Springfield, Massachusetts 01111

                            INVESTMENT SUB-ADVISER

                         MELLON EQUITY ASSOCIATES, LLP
                               500 Grant Street
                                  Suite 3700
                     Pittsburgh, Pennsylvania 15258

                            INDEPENDENT ACCOUNTANTS

                           COOPERS & LYBRAND L.L.P.
                               2300 Tower Square
                               1500 Main Street
                    Springfield, Massachusetts 01101

                                   CUSTODIAN

                            BOSTON SAFE DEPOSIT AND
                                 TRUST COMPANY
                               One Boston Place
                          Boston, Massachusetts 02108

                             --------------------


                For Use With:
                . MML Bay State Variable Life Separate Account I
                . MassMutual Variable Life Separate Account I

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this Prospectus.

                           MML SERIES INVESTMENT FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MML SERIES INVESTMENT FUND DATED MAY 1, 1998, AS AMENDED FROM TIME-TO-TIME (THE "PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM THE SECRETARY, MML SERIES INVESTMENT FUND, 1295 STATE STREET, SPRINGFIELD, MASSACHUSETTS 01111.

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE FOLLOWING FUNDS:

                             . MML EQUITY FUND

                             . MML MONEY MARKET FUND

                             . MML MANAGED BOND FUND

                             . MML BLEND FUND

                                DATED MAY 1, 1998

                                  TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
GENERAL INFORMATION ......................................................     1
INVESTMENT PRACTICES OF THE FUNDS AND RELATED RISKS ......................     1
INVESTMENT RESTRICTIONS ..................................................     9
MANAGEMENT OF MML TRUST ..................................................    11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ......................    16
INVESTMENT MANAGEMENT AND OTHER SERVICES .................................    16
BROKERAGE ALLOCATION .....................................................    18
CAPITAL SHARES ...........................................................    19
PURCHASE, REDEMPTION AND PRICING OF
   SECURITIES BEING OFFERED ..............................................    19
TAX STATUS ...............................................................    21
CERTAIN TAX AND ACCOUNTING INFORMATION ...................................    22
INVESTMENT PERFORMANCE ...................................................    22
EXPERTS ..................................................................    23
REPORT OF INDEPENDENT ACCOUNTANTS ........................................   F-1
FINANCIAL STATEMENTS OF THE TRUST

   (1) Statement of Assets and Liabilities
       As of December 31, 1997 ...........................................   F-2
          MML Equity Fund; MML Money Market Fund; MML Managed
          Bond Fund; and MML Blend Fund

   (2) Statement of Operations
       For the year ended December 31, 1997 ..............................   F-3
          MML Equity Fund; MML Money Market Fund; MML Managed
          Bond Fund; and MML Blend Fund

   (3) Statement of Changes in Net Assets
       For the years ended December 31, 1997 and 1996 ....................   F-4
          MML Equity Fund; MML Money Market Fund; MML Managed
          Bond Fund; and MML Blend Fund

   (4) Financial Highlights ..............................................   F-5

   (5) Schedules of Investments as of December 31, 1997 ..................   F-8
          MML Equity Fund; MML Money Market Fund; MML Managed
          Bond Fund; and MML Blend Fund

   (6) Notes to Financial Statements .....................................  F-20

APPENDIX - Securities Ratings ............................................   A-1


                             I. GENERAL INFORMATION

MML Series Investment Fund ("MML Trust") is a no-load, open-end, investment management company, having separate investment portfolios. This Statement of Additional Information provides information regarding the following four diversified investment portfolios (the "Funds") of MML Trust: MML Equity Fund ("MML Equity"); MML Money Market Fund ("MML Money Market"); MML Managed Bond Fund ("MML Managed Bond"); and MML Blend fund ("MML Blend"). Each Fund has its own investment objectives and policies and is designed to meet different investment needs.

MML Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the "Declaration of Trust"). MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company. Shares of the Funds are offered solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries.

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Funds pursuant to investment management agreements. MassMutual has entered into investment sub-advisory agreements pursuant to which David L. Babson and Company Incorporated ("Babson") manages the investment of the assets of MML Equity and the Equity Sector of MML Blend. Both MassMutual and Babson are registered with the Securities and Exchange Commission (the "SEC") as investment advisers (MassMutual and Babson are referred to hereinafter collectively as the "Advisers").

             II. INVESTMENT PRACTICES OF THE FUNDS AND RELATED RISKS

The following information supplements and should be read in conjunction with the discussion of the Funds' investment objectives, techniques and policies described in the Prospectus. The fundamental investment objectives and investment restrictions of each Fund (as described in the Prospectus and below) may not be changed without a vote of a majority of such Fund's outstanding shares. A "majority of the outstanding shares" of any Fund means the lesser of
(1) 67% of such Fund's outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of such Fund's outstanding shares. All other investment policies and techniques of each Fund may be changed by the Board of Trustees of MML Trust without a vote of shareholders. For example, such other policies and techniques include investment in new types of debt instruments which may be devised in the future, or which are presently in disuse but may become more prominent in the future, and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the present policies of such Fund. There is no assurance that the investment objectives of the Funds will be realized. The success of these objectives depends to a great extent upon the Advisers' ability to assess changes in business and economic conditions.

In managing their portfolios of investments, the Funds may purchase various securities, investment related instruments and make use of various investment techniques, including those described below.

A.  MML Managed Bond

It is a non-fundamental policy of MML Managed Bond to invest all of its assets in investment grade securities as discussed in the Prospectus. While MML Managed Bond has no current expectation to invest in non-investment grade securities, MML Managed Bond may invest up to twenty percent (20%) of its assets in non-investment grade debt instruments and preferred stocks. Lower quality debt instruments involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower quality securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of lower quality securities to meet its ongoing debt obligations.

B.  MML Blend - Money Market Sector

The Money Market Sector of MML Blend may invest in commercial paper or notes issued by companies with an unsecured debt issue outstanding having a rating at the time of purchase within the three highest grades as determined by Moody's Investors Services, Inc. (Aaa, Aa or A) or Standard & Poor's Ratings Group (AAA, AA or A) and U.S. dollar denominated foreign commercial paper. This sector may also invest in repurchase agreements and securities of foreign issuers, provided that such securities of foreign issuers not be more than 10% of the Sector's total assets. See "Investment Practices of the Fund and Related Risks - Other Investment Practices - Foreign Securities" for a discussion of the risks associated with investing in foreign securities.

C.  Derivatives

Although each Fund is authorized to engage in Derivatives Transactions as indicated in the Prospectus, the Funds have no current expectation of entering into such transactions in a material way other than the use of forward contracts. Nonetheless, the following is a discussion of the Funds' authority to enter into Derivative Transactions and a description of such transactions and instruments. Examples of Derivative Transactions include entering into financial futures transactions, writing covered call options on securities and futures or covered puts on securities and futures and entering into forward contracts, swap agreements, and other similar instruments (collectively referred to as "Derivatives").

The Funds may use Derivatives to try to: (a) protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the relevant securities markets (for example, in the debt securities markets generally due to increasing interest rates); (b) protect a Fund's unrealized gains or limit unrealized losses in the value of its securities; (c) facilitate selling securities for investment reasons; (d) establish a position in the relevant securities markets as a temporary substitute for purchasing particular securities; (e) manage its exposure to changing security prices; or (f) manage the effective maturity or duration of fixed income securities in a Fund's portfolio (collectively "Derivatives Transactions").

      1. Forward Contracts - Each Fund may purchase or sell securities on a "when issued," delayed delivery or on a forward commitment basis ("forward contracts"). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations, and no interest accrues to the purchaser during this period. At the time of delivery, the securities may be worth more or less than the purchase or sale price. The Funds use forward contracts to manage interest rate exposure, as a temporary substitute for purchasing or selling particular debt securities, or to take delivery of the underlying security rather than closing out the forward contract.

      2. Currency Swaps - The Funds may invest in debt securities of foreign issuers that are not denominated in U.S. dollars. In such cases, the Funds will enter into currency transaction either to hedge the foreign currency risks or to effectively convert the debt security to U.S. dollars.

      3. Interest Rate Swap Agreements - Swap Agreements - An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Interest rate and yield curve swaps may be used by MassMutual on behalf of a Fund as a hedging technique to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities a Fund anticipates purchasing in the future. The Funds intend to use these transactions as hedges and not as speculative investments. A Fund usually will enter into such agreements on a net basis whereby the two payments of interest are netted with only one party paying the net amount, if any, to the other.

4. Futures - The Funds may enter into exchange-traded futures contracts for the purchase or sale of debt obligations in order to hedge against anticipated changes in interest rates. The purpose of hedging in debt obligations is to establish the effective rate of return on portfolio securities with more certainty than would otherwise be possible. A futures contract on debt obligations is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of obligations having a standardized face value and rate of return. By entering into a futures contract for the purchase of a debt obligation, a Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by entering into a futures contract for the sale of a debt obligation it will legally obligate itself to make delivery of the security against payment of the agreed price. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss as explained below.

While futures contracts based on debt securities provide for the delivery and acceptance of securities, such deliveries and acceptances usually are not made. Generally, the futures contract is terminated by entering into an offsetting transaction. The closing out of a futures contract sale is effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes gain. If the offsetting purchase price exceeds the sale price, a Fund pays the difference and realizes the loss. Similarly, the closing out of a futures contract purchase is effected by a Fund's entering into a futures contract sale for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss. Instead of entering into an offsetting position, however, a Fund might make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so.

Unlike the purchase or sale of a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. The Fund will incur brokerage fees in connection with its futures transactions, however, and will be required to deposit and maintain funds with a registered futures commission merchant or its custodian bank in a segregated account as margin to guarantee performance of its future obligations. A Fund initially will be required to deposit with its custodian bank or a registered futures commission merchant an amount of "initial margin" consisting of cash or U.S. Treasury bills currently equal to approximately 1 1/2% of the contract amount. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker will be made on a daily basis as the price of the underlying debt security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market".

To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures contracts. Conversely, a Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contracts.

5.  Call and Put Options

Call Options - give the right to a person to buy a security at a stated price, or strike price, within a stated period. A call option can be exercised during the exercise period if the spot price rises above the strike price; if not, the option expires. A call option backed by the securities underlying the option is a covered call option. The owner of the security will normally sell covered call options to collect premium income or to reduce price fluctuations of the security. A covered call option limits the capital appreciation of the underlying security. As a writer of a call option, a Fund receives a premium, that may be an additional source of income for the Fund, for undertaking the obligation to sell the underlying security at a fixed price during the option period if the option is exercised. So long as the Fund remains obligated as a writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the exercise price of the option, except insofar as the premium represents such profit.

      Each Fund may write covered call options which are traded on a national securities exchange with respect to securities in its portfolio, provided that at all times it will have in its portfolio the securities which it may be obligated to deliver if the option is exercised. Each Fund may write call options on securities in its portfolio in an attempt to realize a greater current return than would be realized on the securities alone or to provide greater flexibility in disposing of such securities. The Fund may also enter into "closing purchase transactions" in order to terminate its obligation as a writer of a call option prior to the expiration of the option. The writing of call options could result in increases in the Funds' portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.

      Put Options - give the holder the right to sell the underlying securities to the Fund during the term of the option at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options are "covered" by a Fund, for example, when it has established a segregated account with its custodian bank consisting of cash, U.S. Government issued securities and other liquid high quality debt securities. Each Fund may also write straddles (combinations of calls and puts on the same underlying security). The writing of straddles generates additional premium income but may present greater risk.

      6. Interest Rate Caps - The purchase of an interest rate cap entitles the purchaser, to the extent a specific index exceeds a predetermined interest rate, to receive payments on a contractually-based notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specific index falls below a predetermined interest rate, to receive payments of interest on a contractually-based notional principal amount from the party selling the interest rate floor. In instances determined by the Board of Trustees, a Fund selling caps and floors would maintain in a segregated account cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors.

      7. Other Derivatives - The Funds may use other derivatives that are or become appropriate in the context of each Fund's investment objectives and in a manner and to an extent permitted by law and authorized by the Board of Trustees pursuant to guidelines proposed by MassMutual.

Derivatives Limitations - The policies limiting the use of Derivatives are non-fundamental policies established by the Board of Trustees. The policies may be changed by the Board without obtaining shareholder approval. MML Trust's current non-fundamental policies are: (1) a Fund would not enter into a futures contract if, immediately after entering into the futures contract, more than 5% of the Fund's total assets would be committed to initial margin deposits on such contracts; (2) a Fund will not purchase a put or call option on securities or investment related instruments if, as a result, more than 5% of its total assets would be attributable to premiums paid for such options; (3) a Fund would not write a covered call or put option if as a result more than 20% of the Fund's total assets would be in one or more segregated accounts covering call and put options; and (4) a Fund would not enter into a forward contract if as a result more than 25% of the Fund's total assets would be in one or more segregated accounts covering forward contracts. Additionally, a Fund is required at all times to maintain its assets at a level at least three times the amount of all of its borrowings (the "300% asset coverage test"). Borrowings for this purpose include obligations under any futures contract on a debt obligation.

Segregated Accounts - If a Fund enters into forward contracts, it must cover such contracts by, for example, establishing a segregated account with its custodian bank consisting of cash, U.S. Government issued securities and other liquid high quality debt securities. The assets of the account must have a value equal to or greater than the aggregate amount of that Fund's commitment under forward contracts (that is, greater than the aggregate of the purchase price of the underlying security on the delivery date). If the value of the securities in the segregated account declines, additional cash or high grade liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitments. At the time of entering into a forward contract, the segregated account covering such forwards shall not exceed 25% of the Fund's assets. As an alternative to maintaining all or part of the segregated account, a Fund could buy call or put options to "cover" the forward contracts. Forward contracts involve a risk of a loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline of the Fund's other assets. A Fund may realize short-term gains or losses upon the sale of forward contracts.

Risks in Using Derivatives - There can be no assurance that the use of Derivatives by any of the Funds will assist it in achieving its investment objectives. Risks inherent in the use of futures, options, forward contracts, and swaps include:

a. the risk that interest rates and securities prices will not move in the direction anticipated;

b. imperfect correlation between the price of futures, options, forward contracts and the prices of the securities being hedged;

c. the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

d. the possible absence of a liquid secondary market for any particular instrument at any time;

e.  futures contracts and options can be highly volatile;

f. the writing of call options could result in increases in the Funds' portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate;

g. the possible need to defer closing out certain hedged positions to avoid adverse tax consequences;

h. the risk that a Fund will not be able to effect closing purchase transactions as to call options it has written at any particular time or at any acceptable price; and

i. forward contracts involve a risk of a loss if the value of the security to be purchased declines prior to the settlement date, which is in addition to the risk of decline of the Funds' other assets.

D.  Other Investment Practices

      1. Repurchase Agreements - MML Money Market, MML Managed Bond, and MML Blend may enter into repurchase agreements. While it is the current expectation that not more than 5% of each such Fund's total assets would be invested in repurchase agreements at any one time, each such Fund may invest not more than 10% of their respective total assets in such agreements. Under a repurchase agreement, a Fund acquires an obligation for a relatively short period (usually not more than one week) subject to the agreement of the seller (a member bank of the Federal Reserve System or a securities dealer) to repurchase the obligation at an agreed upon price and date. The repurchase price reflects an agreed-upon interest rate unrelated to the coupon rate on the purchased obligation. A repurchase agreement is considered to be loans by a Fund for purposes of its investment restrictions. Investments in repurchase agreements will be limited to transactions with financial institutions which are believed by MassMutual to present minimal credit risks. While the repurchase agreements will provide that the underlying security at all times shall have a value at least equal to the resale price stated in the agreement, if the seller defaults, the Fund could realize a loss on the sale of the underlying security. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's estate.

2. Reverse Repurchase Agreements - MML Blend and MML Managed Bond may engage in reverse repurchase agreements, which are agreements in which MML Blend or MML Managed Bond, as the seller of the securities, agrees to repurchase them at an agreed upon time and price. Each such Fund will maintain a segregated account which will contain cash or high-grade debt obligations having a current market value at all times in an amount sufficient to repurchase securities pursuant to outstanding reverse repurchase agreements. Reverse repurchase agreements are borrowings subject to the 300% asset coverage test described in the Prospectus. See "Investment Restrictions" in the Prospectus.

3. Restricted and Illiquid Securities - None of the Funds currently expects to invest in restricted or illiquid securities, although, as a non-fundamental policy, each Fund may invest no more than 15% (10% in the case of MML Money Market) of its net assets in illiquid securities. However, this policy does not limit the purchases of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"), provided that such securities are determined to be liquid by the Board of Trustees or the Adviser if such determination is pursuant to Board-approved guidelines.

Although the Board of Trustees is responsible for determining the liquidity of restricted securities, it is not required to specifically approve and review each restricted security recommended by the Advisers for the Funds' portfolios. With respect to Rule 144A securities, for example, the Board of Trustees is responsible for establishing guidelines for determining the liquidity and value of securities and monitoring the Adviser's implementation of the guidelines. Such guidelines have been adopted and take into account trading activity and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in particular Rule 144A securities, the Fund's holdings of those securities may be illiquid, resulting in undesirable delays in selling these securities at prices representing their fair value. Securities not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the Funds' investments could be impaired if trading does not develop or declines.

Restricted securities frequently can be purchased at a discount from the price of unrestricted securities of the same class, and the valuation of such securities in the Funds' portfolios (which will be their fair value as determined in good faith by the Board of Trustees of MML Trust or pursuant to the direction of the Board of Trustees subject to its review) will generally reflect such discount in whole or in part until the restriction is eliminated. With the exceptions of Rule 144A securities and commercial paper, the Funds generally do not expect to purchase restricted securities unless the issuer has agreed to pay the expenses of registering such securities under the Securities Act. However, under some circumstances the Funds may dispose of such securities privately at a discount or pay the cost of registration. A considerable period may elapse between the time a Fund decides to sell restricted securities and the time a suitable purchaser is found or registration is effected. Any such lapse of time would reduce the Fund's flexibility and also delay its ability to dispose of such securities, thereby subjecting the Fund to the risk of a market decline in the interim or, in a thin market, a decline caused by the proposed sale itself. In disposing of restricted securities, the Funds may be underwriters as that term is defined in the Securities Act.

4. Warrants - MML Equity and MML Blend may each invest in warrants. A warrant typically gives the holder the right to purchase an underlying stock at a specified price for a designated period of time. Warrants may be a relatively volatile investment for the holder. The holder of a warrant takes the risk that the market price of the underlying stock may never equal or exceed the exercise price of the warrant. A warrant will expire without value if it is not exercised or sold during its exercise period.

5. Foreign Securities - Generally, the Funds may invest not more than 10% of their respective net assets in the securities of foreign issuers, whether or not the securities are listed on a domestic or foreign exchange. It is the current expectation, however, that MML Equity will make no such investments. If such investments are made by MML Managed Bond or MML Blend, it is presently expected that no more than 5% of the Fund's respective net assets will be invested in such securities. Investments in Canadian securities have their own limitations as set forth in the Prospectus.

In making foreign investments, each Fund will be subject to a number of factors and risks not generally associated with investments in domestic securities. For example, foreign securities usually are denominated in foreign currencies which means that their value will be affected favorably or unfavorably by changes in the strength of the U.S. dollar relative to other currencies as well as to other factors that affect security prices. Moreover, foreign issuers are not subject to uniform legal, accounting, auditing, and financial standards and requirements comparable to those applicable to U.S. issuers. Other risks include: unfavorable political or economic developments, applicability of less stringent regulation of foreign securities markets, the availability of less information about the issuer of the security in question, possible seizure, expropriation or nationalization of foreign assets, the imposition of foreign withholding tax on dividend or interest payments, greater expenses because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities. Foreign securities markets also have different clearance and settlement procedures.

6. Money Market Instruments: Large Denominations - Certain money market instruments are available only in relatively large denominations, and others may carry higher yields if purchased in relatively large denominations. For example, yields on certificates of deposit for $1,000,000 or over could be higher than yields on certificates of deposit for less than $1,000,000. Also, it is believed by MassMutual that an institutional purchaser of money market instruments who has the ability to invest relatively large sums on a regular basis may have investment opportunities that are not available to those who invest smaller sums less frequently. Certain of the investment restrictions of the Funds, and in particular MML Money Market, limit the percentage of its assets which may be invested in certain industries or in securities of any issuer. Accordingly, while MML Money Market has relatively small net assets and net cash flow from sales and redemptions of shares, it may be unable to invest in money market instruments paying the highest yield available at a particular time.

7. MML Money Market Investments - For as long as MML Money Market values its portfolio instruments on the basis of amortized cost (see "Purchase, Redemptions and Pricing of Securities Being Offered"), MML Money Market's investments are subject to portfolio maturity, portfolio quality and portfolio diversification requirements imposed by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). MML Money Market must maintain a dollar-weighted average portfolio maturity of 90 days or less, generally must purchase instruments having remaining maturities of thirteen months (397 days) or less, and invest only in United States dollar-denominated securities determined to be of high quality with minimal credit risks.

As stated in the Prospectus, MML Money Market's non-fundamental investment policy is that, at the time it acquires a security, it will invest 100% of its net assets in First Tier Securities but it retains the right to invest no more than 5% of its net assets in Second Tier Securities. A security qualifies as a First Tier Security if two nationally recognized statistical rating organizations ("NRSROs") have both given it their highest ratings, even if other NRSROs have rated it lower, or if one NRSRO has given it the highest rating, but only if the security has been rated by only the one NRSRO. In addition to Standard & Poor's Ratings Group ("S&P") and Moody's Investors Services, Inc. ("Moody's"), other NRSROs include: Duff & Phelps, Inc., Fitch Investors, Inc., IBCA Limited and IBCA, Inc. A Second Tier Security is one that is rated in the second highest rating category by one or more NRSROs. In certain circumstances, unrated securities may qualify as First or Second Tier Securities if it is determined that such securities are of comparable quality to First or Second Tier Securities. A rating or determination of comparable quality is no guarantee that a portfolio instrument will not decline in creditworthiness and/or value.

At present, obligations of United States agencies or instrumentalities which MassMutual intends to purchase for the portfolio of MML Money Market include principally obligations of the Federal National Mortgage Association, Federal Farm Credit Banks and the Federal Home Loan Banks (which may be backed only by the credit of the issuer itself).

8. Mortgage-Backed U.S. Government Securities and CMOs - The Funds may invest in mortgage-backed U.S. Government Securities and collateralized mortgage obligations ("CMOs"). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies, and also, in the case of CMOs, by private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed U.S. Government Securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., Federal National Mortgage Association). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the net asset value of a Fund's shares. These government agencies may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the prepayment feature of pass-through securities. A Fund's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

9. Asset-Backed Securities - These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

10. Lower Quality Debt Instruments and Preferred Stock - MML Managed Bond and MML Blend may invest in debt instruments and preferred stock not rated in the top four rating categories by S&P or Moody's. MML Managed Bond may invest not more than 20% of its total invested assets in such investments and MML Blend may invest not more than 10% of its total assets in such investments. Lower quality debt instruments involve greater volatility of price and yield, and greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition which would affect the ability of the issuer to make payments of principal and interest. The market price for lower quality securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of lower quality securities to meet its ongoing debt obligations. Because of the relatively high risks associated with investments in lower quality securities, an investor should carefully consider the manner in which MML Managed Bond and MML Blend seeks to achieve their respective investment objectives and such investor's ability to assume these risks before investing in MML Managed Bond or MML Blend.

11. Investment Basket - The Board of Trustees, notwithstanding any of the investment restrictions set forth in this Statement of Additional Information or those set forth in the Prospectus, except those imposed as a matter of law, may authorize one or more Funds to invest in any security or investment related instrument, or to engage in investment related transactions or practices, such as newly developed debt instruments or hedging programs, provided that the Board has determined that to do so is consistent with the Fund's investment objectives and policies, has adopted reasonable guidelines for use by the Fund's Advisers, and provided further that at the time of making such an investment or entering into such transaction, such investments or instruments account for no more than 10% of the Fund's total assets. MML Trust has no current plans to use this authority.

12. Variable Rate Master Demand Notes - While the Money Market Sector of MML Blend may purchase variable rate master demand notes, it has never done so and has no current intention of doing so in the foreseeable future.

      13. Trading Activity - It is the policy of MML Equity not to invest for the purpose of exercising management or control. It is also the policy of MML Equity not to engage in arbitrage activities. In seeking a high rate of return from interest income and capital appreciation as well as in seeking to preserve capital values, MassMutual intends to engage in the active management of MML Managed Bond's portfolio. MML Money Market will make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. Trading activity is expected to be relatively low. However, it is anticipated that from time to time MML Money Market will take advantage of temporary disparities in the yield relationships among the different segments of the money markets or among particular instruments within the same segment of the market to make purchases and sales when management deems that such transactions will improve the yield or the quality of the portfolio.

      The Advisers intend to use trading as a means of managing the portfolio of MML Blend in seeking to achieve its investment objective. Portfolio trading involves transaction costs, but will be engaged in when the Advisers believe that the result of the trading, net of transaction costs, will benefit the Fund.

                          III. INVESTMENT RESTRICTIONS

The following is a description of certain restrictions on investments of the Funds (in addition to those described in the Prospectus) which may not be changed without a vote of a majority of the outstanding shares of the applicable Fund.

Each Fund will not:

      1. Make an investment in the securities of any issuer if such investment when made would cause more than 5% of the value of the total assets of the Fund to be invested in such securities (other than U.S. Government securities), or, in the case of MML Equity Fund, would cause more than 10% of the outstanding securities of any class of such issuer to be held by MML Equity;

      2. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and except that each Fund may deposit and maintain funds with its custodian or brokers as margin in connection with its use of financial futures contracts (see "Investment Practices of the Funds and Related Risks - Derivatives");

      3. Purchase commodities or commodity contracts, except to the extent that each Fund may enter into financial futures contracts (see the Prospectus and "Investment Practices of the Funds and Related Risks - Derivatives");

      4. Purchase the securities of companies which (including predecessors) are less than three years old, if such purchase would cause more than 5% of the value of the total assets of the Fund to be invested in such companies;

      5. Hold more than 10% of the voting securities of any one company;

      6. Purchase or hold the securities of any company, if to the knowledge of the Board of Trustees of MML Trust, persons who are officers or directors of MassMutual or officers or Trustees of MML Trust, and who individually own more than 1/2 of 1% of the securities of that company, together own more than 5% of such securities;

      7.  Make short sales of securities;

      8. Write, purchase or sell puts, calls or combinations thereof, except: each Fund may write call options on the securities in its portfolio and enter into closing purchase transactions with respect thereto (see "Investment Practices of the Funds and Related Risks - Derivatives - Call and Put Options");

      9. Make loans to any officer, Trustee or employee of the Trust or to any officer, director or employee of MassMutual, or to MassMutual;

10. Purchase or sell real estate or interests in real estate, although it may purchase and sell marketable securities secured by, or of companies investing or dealing in, real estate;

11. Invest in securities of other investment companies, except (A) as part of a merger, consolidation or other corporate acquisition, or (B) by purchases in the open market at no more than customary brokers' commissions, as a result of which not more than 5% of the value of the total assets of the Fund would be so invested and no more than 3% of the total outstanding voting stock of any one investment company would be held;

12. Participate in the underwriting of securities, except to the extent that each Fund may be deemed an underwriter under federal securities laws by reason of acquisitions or distributions of portfolio securities (e.g., investments in restricted securities and instruments subject to such limits as imposed by the Board and/or law);

13. Make loans, except (i) through the acquisition of bonds, debentures, notes or other evidences of indebtedness in which the Fund is authorized to invest,
(ii) in the case of MML Money Market, MML Managed Bond and MML Blend, through repurchase agreements (repurchase agreements of each such Fund maturing in more than seven days not to exceed 10% of the value of the total assets of such
Fund), and (iii) in the case of MML Managed Bond and MML Blend, through the lending of portfolio securities with respect to not more than 10% of the total assets of each such Fund taken at current value. (The present intention is that securities loans would be made to broker-dealers only pursuant to agreements requiring that the loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays the Fund an amount equal to any interest or dividends on the securities lent. The Fund also receives a portion of the interest on the securities purchased with the cash collateral (high-grade interest-bearing short-term obligations), or a fee from the borrower. Although voting rights, or rights to consent, with respect to the securities lent pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order to vote the securities on a material event affecting the investment. Such loans may also be called in order to sell the securities involved);

14. Issue senior securities, except to evidence borrowings permitted by investment restriction (2) described in the Prospectus; or

15. Pledge or mortgage assets at market to an extent greater than 15% of the total assets of the Fund taken at cost.

                            IV.  MANAGEMENT OF MML TRUST

MML Trust has a Board of Trustees, a majority of which must not be "interested persons," as defined in the 1940 Act, of MML Trust. The Board of Trustees has established an Advisory Board that has advisory functions only as to investments made by MML Trust. Trustees of MML Trust, members of the Advisory Board, and principal officers of MML Trust are listed below together with information on their age, address, positions with MML Trust, principal occupations during the past five years and other principal business affiliations.

Gary E. Wendlandt*                    Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 47

Chief Investment Officer (since 1993) and Executive Vice President, MassMutual; Chairman (since 1995), President (1983-1995) and Trustee, MassMutual Corporate Investors (closed-end investment company); Chairman (since 1995), President (1988-1995) and Trustee, MassMutual Participation Investors (closed-end investment company); Chairman (since 1996), Antares Leveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Director, Oppenheimer Acquisition Corporation (holding company for investment advisers); Supervisory Director, MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation; Chairman (since 1994), Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Trust); Director, Merrill Lynch Derivative Products, Inc.; Chairman and Chief Executive Officer (since 1994), MassMutual Institutional Funds (open-end investment company).

Ronald J. Abdow                       Trustee of MML Trust
1111 Elm Street
West Springfield, MA 01089
Age: 66

President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

Mary E. Boland                        Trustee of MML Trust
67 Market Street
Springfield, MA 01102
Age: 59

Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

----------

* Trustee who is an "interested person" of MML Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

Richard G. Dooley*                    Vice Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA  01111
Age: 68

Consultant (since 1993), Executive Vice President and Chief Investment Officer (1978-1993), MassMutual; Director (since 1996), Investment Technology Group, Inc.; Director, The Advest Group, Inc. (financial services holding company), HSB Group Inc. (formerly known as Hartford Steam Boiler Inspection and Insurance Co.), New England Education Loan Marketing Corporation; Director, Kimco Realty Corp. (shopping center ownership and management); Director (since 1993), Jefferies Group, Inc. (financial services holding company); Vice Chairman (since
1995), Chairman (1982-1995), MassMutual Corporate Investors, and Vice Chairman (since 1995), Chairman (1988-1995), MassMutual Participation Investors (closed-end investment companies); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

F. William Marshall, Jr.              Trustee of MML Trust
1441 Main Street
Springfield, MA 01102
Age: 56

President, Chief Executive Officer and Director (since 1993), SIS Bancorp, Inc and SIS Bank (formerly, Springfield Institution for Savings); Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

Charles J. McCarthy                   Trustee of MML Trust
181 Eton Road
Longmeadow, MA 01106
Age: 74

Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

John H. Southworth                    Trustee of MML Trust
195 Eton Road
Longmeadow, MA 01106
Age: 70

Chairman (since 1993), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

Richard H. Ayers                      Advisory Board Member
1000 Stanley Drive
New Britain, CT 06053
Age: 55

Retired; former adviser to Chairman (1997), Chairman and Chief Executive Officer (1989-1996) and Director (1985-1996), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director, Southern New England Telecommunications Corp. and Perkin-Elmer Corp.; Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).


--------------
* Trustee who is an "interested person" of MML Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

David E. A. Carson                    Advisory Board Member
850 Main Street
Bridgeport, CT 06604
Age: 63

Chairman and Chief Executive Officer (since 1997), President and Chief Executive Officer (1985-1997), People's Bank; Director, United Illuminating Co. (electric utility); Trustee, American Skandia Trust (open-end investment company); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).


Richard W. Greene                     Advisory Board Member
University Of Rochester
Rochester, NY 14627
Age: 62

Executive Vice President and Treasurer (since 1986), University of Rochester (private university); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

Beverly C. L. Hamilton                Advisory Board Member
515 South Flower Street
Los Angeles, CA 90071
Age: 51

President, ARCO Investment Management Co.; Director, Connecticut Natural Gas; Director, Emerging Markets Growth Fund (closed-end investment company); Director (since 1997), United Asset Management Corp. (investment management); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).


Stuart H. Reese                       President of MML Trust
1295 State Street
Springfield, MA 01111
Age:  43

Chief Executive Director (since 1997), Executive Director (1996-1997), Senior Vice President (1993-1996), MassMutual; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Director (since
1996), Antares Leveraged Capital Corp. (finance company) and Charter Oak Capital Management, Inc. (investment adviser); President and Director (since 1996), HYP Management Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment Inc. (investor in funds sponsored by MassMutual); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Supervisory Director (since 1994), MassMutual/Carlson CBO N.V. Inc. (collateralized bond fund); President (since
1997), MassMutual/Darby CBO IM Inc. (manager of MassMutual/Darby CBO LLC, a high yield bond fund); Director (1994-1996), Pace Industries (aluminum die caster); Advisory Board Member (since 1995), Kirtland Capital Partners; Chairman and President (1990-1993), Aetna Financial Services, Inc.; President (since 1995), MassMutual Institutional Funds (open-end investment company).

Mary Wilson Kibbe                     Senior Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 44

Executive Director (since 1997), Senior Managing Director (1996-1997), Vice President and Managing Director (1991-1996), MassMutual; Senior Vice President (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in funds sponsored by MassMutual); Vice President, MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Vice President (1991-1995), Oppenheimer Investment Grade Bond Fund (open-end investment company).

Charles C. McCobb, Jr.                Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 54

Managing Director (since 1997), MassMutual; Managing Director and Vice President (1994-1997), Citicorp, Inc. (banking); Managing Director (1985-1994), Aetna Life & Casualty (insurance company); Vice President (since 1996), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies).

Stephen L. Kuhn                       Vice President and Secretary of MML Trust
1295 State Street
Springfield, MA 01111
Age: 51

Vice President and Associate General Counsel (since 1992), MassMutual; Vice President and Secretary, MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); President, MassMutual/Carlson CBO Incorporated; Assistant Secretary (since 1996), Antares Leveraged Capital Corp. (finance company); Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary, Oppenheimer Acquisition Corporation (holding company for investment advisers); Vice President and Secretary, MassMutual Institutional Funds (open-end investment company).

Judith A. Martini                     Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 49

Second Vice President (since 1996), MassMutual; Marketing Manager (1984-1996), Connecticut Mutual Life Insurance Company (life insurance company).

Raymond B. Woolson                   Treasurer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 39

Senior Managing Director (since 1996), Second Vice President (1992-1996), MassMutual; Treasurer, MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies) and MassMutual Institutional Funds (open-end investment company); Vice President and Chief Financial Officer (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment Inc. (investor in funds sponsored by Mass Mutual); Vice President and Treasurer, MassMutual/Darby CBO IM Inc. (manager of MassMutual/Darby CBO LLC, a high yield bond fund).

Mark B. Ackerman                      Comptroller of MML Trust
1295 State Street
Springfield, MA 01111
Age: 32

Investment Director (since 1996), Associate Director (1993-1996), MassMutual; Controller (since 1997), Associate Treasurer (1995-1997), MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Comptroller (since 1997), Associate Treasurer (1995-1996), MassMutual Institutional Funds (open-end investment company).

The Trustees and officers of MML Trust named above, as a group, own less than one percent of the shares of any series of MML Trust.

MML Trust's Declaration of Trust provides that MML Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with MML Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of MML Trust or that such indemnification would relieve any Trustee or officer of any liability to MML Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The following table discloses actual compensation paid to non-interested Trustees of MML Trust and members of its Advisory Board during the 1997 fiscal year. MML Trust paid no compensation to any of its officers. MML Trust has no pension or retirement plan, but does have a deferred compensation plan. Currently, no Trustee is entitled to receive any benefits under such deferred compensation plan. One Trustee elected in 1994 to receive these benefits over a three-year period, beginning in 1994 when he became 67 years old. Each of the non-interested Trustees and members of the Advisory Board also serve as a Trustee of one other registered investment company managed by MassMutual.

================================================================================
                        Aggregate Compensation from  Total Compensation from MML
Name/Position                    MML Trust              Trust and Fund Complex
================================================================================
Ronald J. Abdow
Trustee                          $16,000                       $32,000
--------------------------------------------------------------------------------

Mary E. Boland
Trustee                          $16,000                       $32,000
--------------------------------------------------------------------------------

William F. Marshall
Trustee                          $16,000                       $32,000
--------------------------------------------------------------------------------

Charles J. McCarthy
Trustee                          $17,000                       $34,000
--------------------------------------------------------------------------------

John H. Southworth
Trustee                          $17,000                       $34,000
--------------------------------------------------------------------------------

Richard H. Ayers
Advisory Board Member            $16,000                       $31,674
--------------------------------------------------------------------------------

David E. A. Carson
Advisory Board Member            $16,000                       $31,674
--------------------------------------------------------------------------------

Richard W. Greene
Advisory Board Member            $16,000                       $31,674
--------------------------------------------------------------------------------

Beverly C. L. Hamilton
Advisory Board Member            $16,000                       $31,674
================================================================================

             V. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

MassMutual and MML Bay State were the record owners of all of the outstanding shares of MML Trust as of April 1, 1998 and therefore, may be deemed to be in control (as that term is defined in the 1940 Act) of the Funds. However, certain owners of variable life insurance policies and variable annuity contracts that depend upon the investment performance of the Funds have the right to instruct MassMutual and MML Bay State as to how shares of MML Trust deemed attributable to their contracts shall be voted. MassMutual and MML Bay State generally are required to vote shares attributable to such contracts but for which no instructions were received, in proportion to those votes for which instructions were received. The address of MassMutual and MML Bay State is 1295 State Street, Springfield, Massachusetts 01111.

                  VI. INVESTMENT MANAGEMENT AND OTHER SERVICES

MassMutual serves as investments manager of each Fund pursuant to a separate investment management agreement between MassMutual and MML Trust on behalf of each Fund (the "Management Agreements"). Under the Management Agreements, which are substantially identical, MassMutual is authorized to engage in portfolio transactions on behalf of the Funds, subject to such general or specific instructions as may be given by the Board of Trustees of MML Trust.

Pursuant to the Management Agreements, MassMutual is paid a quarterly fee at the annual rate of .50% of the first $100 million of the average daily net asset value of each Fund, .45% of the next $200 million, .40% of the next $200 million and .35% of any excess over $500 million. MassMutual has agreed to bear expenses of each Fund (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value through April 30, 1999. For the period ended December 31, 1997, MassMutual was not required to reimburse the Funds for any expenses.

The net asset values of the Funds at December 31, 1997 and the investment management fees each paid during the past three years were:

MML Equity Fund

   Net Assets (December 31, 1997):  $2,363,441,277

   Investment Management Fees:

      1995  $4,178,204
      1996  $5,787,673
      1997  $8,082,863

MML Money Market Fund

   Net Assets (December 31, 1997):  $141,165,385

   Investment Management Fees:

      1995  $501,924
      1996  $612,946
      1997  $703,344

MML Managed Bond Fund

   Net Assets (December 31, 1997):  $205,315,898

   Investment Management Fees:

      1995  $681,807
      1996  $820,434
      1997  $913,026

MML Blend Fund

   Net Assets (December 31, 1997):  $2,471,827,491

   Investment Management Fees:

      1995  $6,344,373
      1996  $7,525,674
      1997  $8,933,947

The Management Agreement with each Fund may be terminated by the Board of Trustees of MML Trust, or by vote of a majority of the outstanding shares of such Fund, or by MassMutual. Such termination requires 60 days' written notice to be given and may be effected without the payment of any penalty. In addition, each such Management Agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of MassMutual or of MML Trust, or (2) upon its assignment. Each Management Agreement also provides that its continuance will be submitted to the shareholders of the Fund in the event the use of the initial "MML" is withdrawn from the Fund by MassMutual.

Pursuant to two investment sub-advisory agreements (the "Sub-Advisory Agreements") between MassMutual and Babson, Babson serves as the investment sub-adviser to MML Equity and the Equity Sector of MML Blend. MassMutual is ultimately responsible for providing investment advice to these Funds and will continue to provide administrative and non-investment advisory services to the Funds.

MassMutual pays Babson a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity as of the close of each business day for the investment advisory services Babson provides with respect to MML Equity. MassMutual pays Babson a quarterly fee equal to an annual rate of .13% of the average daily net asset value of the Equity Sector of MML Blend as of the close of each business day for the investment advisory services Babson provides with respect to the Equity Sector of MML Blend. Additionally, Babson agreed to assume the expenses associated with fund accounting for MML Equity and the Equity Sector of MML Blend, however, Babson has no responsibility for providing such fund accounting services. The Sub-Advisory Agreements will terminate automatically upon their assignment or upon the termination of the respective Management Agreement or by MassMutual upon sixty days' written notice or by liquidation of either MML Equity or the Equity Sector of MML Blend.

Other service providers of the Funds are as follows. Citibank, N.A., 111 Wall Street, New York, New York 10005, acts as custodian of the cash and securities of each Fund. As such, it holds in custody each Fund's portfolio securities and receives and delivers them upon purchases and sales. Coopers & Lybrand L.L.P. is the Fund's independent accountant, providing audit services and assistance and consultation in connection with tax returns and the reviewing of various SEC filings.

Like other businesses and governments around the world, MML Trust could be adversely affected if the computer systems used by MassMutual (and those with which it does business on behalf of MML Trust) and MML Trust's other service providers do not properly recognize the Year 2000. This is commonly known as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue. MassMutual has informed MML Trust that this is one of MassMutual's highest business operational priorities. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual is also seeking assurances from vendors, customers, service providers and others with which MassMutual and MML Trust conduct business in order to identify and resolve Year 2000 issues.

                            VII. BROKERAGE ALLOCATION

Purchases and sales of securities on a securities exchange are effected by brokers, and each Fund which purchases or sells securities on a securities exchange pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of best execution at reasonably competitive commission rates. Each Adviser attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on the basis of their professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under each Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, MassMutual may cause a Fund to pay a broker-dealer which provides brokerage and research services to the Adviser an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to MML Trust and to its other clients. The term "brokerage and research services" includes: advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. By virtue of the Sub-Advisory Agreements, Babson is subject to the same rights, obligations and procedures that apply to MassMutual pursuant to its Management Agreements with MML Equity and MML Blend.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of MML Trust and the Adviser's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to an Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold through such broker-dealers, but at present, unless otherwise directed by MML Trust, a commission higher than one charged elsewhere will not be paid to such a firm solely because it provided Research to the Adviser. Research provided by brokers is used for the benefit of all of an Adviser's clients and not solely or necessarily for the benefit of MML Trust. The Adviser attempts to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Adviser as a consideration in the selection of brokers to execute portfolio transactions.

The investment advisory fee that MML Trust pays on behalf of each Fund to MassMutual will not be reduced as a consequence of an Adviser's receipt of brokerage and research services. To the extent MML Trust's portfolio transactions are used to obtain such services, the brokerage commissions paid by MML Trust will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to an Adviser in serving both MML Trust and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to an Adviser in carrying out its obligations to MML Trust.

Brokerage commissions paid by the Funds for the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, respectively were as follows: MML Equity $1,252,897, $794,996 and $390,475; and MML Blend $777,304, $535,301 and
$365,905. MML Money Market and MML Managed Bond did not incur any brokerage commissions during these periods. In 1997, $988,120,307 of MML Trust's securities transactions involving $1,274,320 in brokerage commissions were placed with brokers who furnished research services. During 1997, no recapture for the benefit of MML Trust of any brokerage commissions or similar fees paid by MML Trust on portfolio transactions has been effected. MML Trust paid aggregate brokerage commissions to Jefferies & Co. ("Jefferies") of $4,536 in 1996 and $9,845 in 1997. In 1997, MML Trust also paid brokerage commissions to Advest, Inc. ("Advest") of $13,080. A Trustee of MML Trust is a director of the parent companies of Jefferies and Advest.

                             VIII. CAPITAL SHARES

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for obligations of MML Trust. However, MML Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or the Trustees. The Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

       IX. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

MML Trust is a no-load mutual fund. Fund shares are sold at their net asset value as next computed after receipt of the purchase order, without the addition of any selling commission or "sales load." Each Fund redeems its shares at their net asset value as next computed after receipt of the request for redemption. The redemption price may be paid in cash or wholly or partly in kind if MML Trust's Board of Trustees determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption. The redemption price may be more or less than the shareholder's cost. Redemption payments will be paid within seven days after receipt of the written request therefor by the Fund, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

The net asset value of each Fund's shares is determined once daily as of the normal close of the New York Stock Exchange (presently 4:00 p.m.) on each day on which the Exchange is open for trading. The New York Stock Exchange is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. The net asset value of each Fund share is the total net asset value of the applicable Fund divided by the number of its shares outstanding. The total net asset value of each Fund is determined by computing the value of the total assets of the Fund and deducting total liabilities, including accrued liabilities. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00, although this cannot be assured.

Except as to MML Money Market, the manner of determining the value of the total assets of each Fund is briefly discussed below. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the

Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System. If securities are unlisted or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt obligations with less than one year but more than sixty days to maturity are valued on the basis of their market value, and debt obligations having a maturity of sixty days or less are generally valued at amortized cost when the Board of Trustees of MML Trust believes that amortized cost approximates market value. If acquired, preferred stocks will be valued on the basis of their market value if market quotations are readily available. In all other cases, assets (including restricted securities) are valued at their fair value as determined in good faith by the Board of Trustees of MML Trust, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

MML Money Market's portfolio instruments are valued on the basis of amortized cost which involves initially valuing an instrument at its cost and thereafter making a constant amortization to maturity of any discount or premium, regardless of the impact of changes in market interest rates on the market value of the instrument. While this method provides certainty of valuation, it may result in periods in which the value, as determined by amortized cost, is higher or lower than the price MML Money Market would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of MML Money Market computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for its portfolio instruments. Thus, if the use of amortized cost by MML Money Market resulted in a lower aggregate portfolio value on a particular day, a prospective investor in MML Money Market would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing market values, and existing investors in MML Money Market would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of MML Money Market's portfolio instruments based upon their amortized cost and the concomitant maintenance of MML Money Market Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 of the SEC.

The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, MML Money Market's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include periodic review of MML Money Market's portfolio holdings to determine the extent of any deviation in MML Money Market's net asset value from $1.00 per share calculated by using available market quotations, and whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the Board of Trustees determines that such a deviation exists, it may take such corrective action as it regards as necessary and appropriate, including: the sale of portfolio instruments prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be greater or less than $1.00 per share.

Since the net income of MML Money Market is declared as a dividend each time it is determined, the net asset value per share of MML Money Market is intended to remain at $1.00 per share immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in MML Money Market representing the reinvestment of dividend income is reflected by an increase in the number of shares of MML Money Market Fund in the shareholder's account, which increase is recorded promptly after the end of each calendar month.

Futures contracts are valued based on the market price for the futures contract, unless such price does not reflect the fair value of the contract, in which case it will be valued by or under the direction of the Board of Trustees of MML

Trust. When MML Managed Bond or MML Blend enters into a forward commitment to purchase a security it will record the security as an asset which will be marked-to-market daily to reflect the value of the security determined in the manner set forth above. The obligation to pay the purchase price of the security will be a liability which remains fixed in amount.

                                 X. TAX STATUS

It is the policy of each of the Funds to comply, and in 1997 each of the Funds did comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any distributed net income or capital gains. To meet these requirements and to meet other requirements necessary for it to be relieved of federal income taxes on income and gain it distributes to the separate investment accounts that invest in the Funds, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. government securities or securities of other regulated investment companies); and (c) distribute in or with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

Each Fund intends to declare capital gain and ordinary income dividends by the end of each calendar year and to distribute such dividends no later than January 31 of the following year to the extent necessary to avoid the 4% excise tax on undistributed regulated investment company income enacted by the Tax Reform Act of 1986. The 4% excise applies to the excess of the required distribution for the calendar year over the amount treated as distributed for that year. The required distribution equals 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income for the one year period ending October 31 (or December 31, if the Fund so elects) and any shortfall of income or gains from the prior year not previously so distributed.

The Treasury Department has issued Regulations under Internal Revenue Code
Section 817(h), that pertain to diversification requirements for variable annuity and life insurance contracts. A variable contract based upon a separate account will not receive favorable tax treatment as an annuity or life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The Regulations require each of the Fund's assets to be diversified so that no single investment represents more than 55% of the value of the Fund's total assets, no two investments represent more than 70% of the Fund's total assets, no three investments represent more than 80% of the Fund's total assets and no four investments represent more than 90% of the Fund's total assets. A "safe harbor" is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of "government securities," each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the "safe harbor" test described above). MML Trust intends to comply with these diversification requirements.

                  XI. CERTAIN TAX AND ACCOUNTING INFORMATION

As previously indicated, it is the policy of each of the Funds to meet the requirements of the Internal Revenue Code to qualify as a regulated investment company under the federal tax law.

When a Fund writes a call option, an amount equal to the premium received by it is included in its balance sheet as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and offering prices. If an option which a Fund has written on an equity security expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.

Special rules (including constructive sale, mark-to-market, straddle and wash sale rules) exist for determining the timing of recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions involving futures contracts, forward contracts and options. MML Trust will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of MML Trust.

Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), new "constructive sale" provisions apply to activities by the Funds which lock-in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, a swap contract, or a future or forward contract. Under the 1997 Act, the entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of stock or debt instrument at a time when the Fund occupies an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these new provisions may cause a Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

                          XII. INVESTMENT PERFORMANCE

MML Money Market may advertise investment performance figures, including its yield and its effective yield. MML Money Market's yield will be calculated by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a stated seven-day period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The Fund's effective yield will be calculated by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a stated seven-day period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

MML Equity, MML Managed Bond and MML Blend may advertise investment performance figures, including yield. Each Fund's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        YIELD = 2[((a-b)/cd + 1)/6/ - 1]

Where:  a = dividends and interest earned during the period.
        b = expenses accrued for the period (net of reimbursements, if any).
        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
        d = the maximum offering price (which is the net asset value) per share on the last day of the period.

Each of the Funds may advertise its total return and its holding period return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P(1 + T)(n) = ERV       Where: P = a hypothetical initial payment of $1,000.
                               T = average annual total return.
                               n = number of years.
                               ERV = ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

Holding period return will be based upon a stated period and will be computed by dividing the ending redeemable value of a hypothetical initial payment by the value of the initial investment (assuming reinvestment of all distributions). Each investment performance figure will be carried to the nearest hundredth of one percent. These investment performance figures do not reflect charges imposed by the separate investment accounts invested in the Funds which, if included, would decrease the performance figures.

MML Equity Fund's yield, based on the 30-day period ended December 31, 1997 was 2.18%. The Fund's total returns for the 1, 5, 10, 15 and 20 year periods each ended December 31, 1997 were 28.59%, 18.25%, 16.44%, 16.90% and 16.20%, respectively. The Fund's holding period returns for the 1, 5, 10, 15 and 20 year periods each ended December 31, 1997 were 28.59%, 131.18%, 358.03%, 849.37% and
1913.58%, respectively.

MML Money Market Fund's yield for the seven-day period ended December 31, 1997 was 5.22% and its effective yield for such period was 5.36%. The Fund's total returns for the 1, 5, 10 and 15 year periods each ended December 31, 1997 were 5.18%, 4.47%, 5.63% and 6.44%, respectively. The Fund's total return for the period beginning December 16, 1981 and ending December 31, 1997 was 6.73%. The Fund's holding period returns for the 1, 5, 10 and 15 year periods each ended December 31, 1997 were 5.18%, 24.42%, 72.98% and 155.17%, respectively. The
Fund's holding period return for the period beginning December 16, 1981 and ending December 31, 1997 was 184.44%.

MML Managed Bond Fund's yield, based on the 30-day period ended December 31, 1997, was 6.0%. The Fund's total returns for the 1, 5, 10 and 15 year periods each ended December 31, 1997 were 9.91%, 7.79%, 9.08% and 9.73%, respectively. The Fund's total return for the period beginning December 16, 1981 and ending December 31, 1997 was 10.37%. The Fund's holding period returns for the 1, 5, 10 and 15 year periods each ended December 31, 1997 were 9.91%, 45.48%, 138.58% and 302.57%, respectively. The Fund's holding period return for the period beginning December 16, 1981 and ending December 31, 1997 was 386.88%.

MML Blend Fund's yield, based on the 30-day period ended December 31, 1997 was 3.58%. The Fund's total return for the 1, 5 and 10 year periods ended December 31, 1997 were 20.89%, 13.81% and 13.68%, respectively. The Fund's total return for the period beginning February 3, 1984 and ending December 31, 1997 was 13.67%. The Fund's holding period return for the 1, 5 and 10 year periods ended December 31, 1997 were 20.89%, 90.91% and 260.56%, respectively. The Fund's holding period return for the period beginning February 3, 1984 and ending December 31, 1997 was 494.55%.

                                 XIII. EXPERTS

The financial statements of each of the Funds included in this Statement of Additional Information have been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

The name MML Series Investment Fund is the designation of Trustees under a Declaration of Trust dated December 19, 1984, as amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of such Trust, but only the property of the relevant series of MML Series Investment Fund shall be bound.

Report Of Independent Accountants

To the Board of Trustees and Shareholders of MML Series Investment Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the MML Equity Fund, the MML Money Market Fund, the MML Managed Bond Fund and the MML Blend Fund which are components of the MML Series Investment Fund (a Massachusetts business trust), as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1997, the results of their respective operations for the year then ended, the changes in their respective net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                             Coopers & Lybrand L.L.P.

Springfield, Massachusetts

January 31, 1998

MML Series Investment Fund

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

                                                                                               MML
                                                                             MML              Money
                                                                            Equity            Market
                                                                             Fund              Fund
                                                                            ------            ------
ASSETS
Investments at value (See Schedule of Investments)
 (Notes 2A, 2B and 5)
Equities (Identified cost: $1,510,449,497;
 $905,861,303 respectively) ........................................   $ 2,433,085,317    $            --
Bonds and notes (Identified cost: $188,206,960;
 $479,490,911 respectively) ........................................                --                 --
Short-term investments (Identified cost: $127,227,047; $141,970,432;
 $11,589,069; $535,623,717 respectively) ...........................       127,165,390        141,970,432
                                                                       ---------------    ---------------
 Total Investments .................................................     2,560,250,707        141,970,432
Cash ...............................................................         2,544,775              1,431
Receivable for investment securities sold ..........................         2,244,059                 --
Interest and dividends receivable ..................................         4,703,172                 --
Prepaid trustees' fees .............................................             1,697              1,119
                                                                       ---------------    ---------------
 Total assets ......................................................     2,569,744,410        141,972,982
                                                                       ---------------    ---------------

LIABILITIES
Payable for investment securities purchased ........................        13,448,674                 --
Dividends payable (Note 2C) ........................................       190,567,681            622,906
Investment management fee payable (Note 4) .........................         2,284,411            182,325
Accrued liabilities ................................................             2,367              2,366
                                                                       ---------------    ---------------
 Total liabilities .................................................       206,303,133            807,597
                                                                       ---------------    ---------------
NET ASSETS .........................................................   $ 2,363,441,277    $   141,165,385
                                                                       ===============    ===============

Net assets consist of:
Series shares (par value $.01 per share) (Note 6) ..................   $       666,826    $     1,411,654
Additional paid-in capital .........................................     1,440,195,104        139,753,731
Undistributed net investment income (Note 2C) ......................            16,996             13,560
Undistributed net realized gain (loss) on investments and
 forward commitments (Notes 2D and 3) ..............................           (11,812)           (13,560)
Net unrealized appreciation on:
 Investments (Note 2A) .............................................       922,574,163                 --
                                                                       ---------------    ---------------
NET ASSETS .........................................................   $ 2,363,441,277    $   141,165,385
                                                                       ===============    ===============
Outstanding series shares ..........................................        66,682,603        141,165,385
                                                                       ===============    ===============
Net asset value per share ..........................................   $         35.44    $          1.00
                                                                       ===============    ===============

                                                                             MML
                                                                           Managed               MML
                                                                             Bond               Blend
                                                                             Fund                Fund
                                                                            ------              ------
ASSETS
Investments at value (See Schedule of Investments)
 (Notes 2A, 2B and 5)
Equities (Identified cost: $1,510,449,497;
 $905,861,303 respectively) ........................................    $            --    $ 1,627,674,051
Bonds and notes (Identified cost: $188,206,960;
 $479,490,911 respectively) ........................................        194,654,685        498,446,432
Short-term investments (Identified cost: $127,227,047; $141,970,432;
 $11,589,069; $535,623,717 respectively) ...........................         11,589,069        535,498,736
                                                                        ---------------    ---------------
 Total Investments .................................................        206,243,754      2,661,619,219
Cash ...............................................................              3,085          1,343,844
Receivable for investment securities sold ..........................              1,712          1,599,511
Interest and dividends receivable ..................................          2,610,948         10,043,309
Prepaid trustees' fees .............................................              1,119              1,119
                                                                        ---------------    ---------------
 Total assets ......................................................        208,860,618      2,674,607,002
                                                                        ---------------    ---------------

LIABILITIES
Payable for investment securities purchased ........................                 --         15,073,387
Dividends payable (Note 2C) ........................................          3,301,236        185,296,953
Investment management fee payable (Note 4) .........................            241,109          2,406,805
Accrued liabilities ................................................              2,375              2,366
                                                                        ---------------    ---------------
 Total liabilities .................................................          3,544,720        202,779,511
                                                                        ---------------    ---------------
NET ASSETS .........................................................    $   205,315,898    $ 2,471,827,491
                                                                        ===============    ===============

Net assets consist of:
Series shares (par value $.01 per share) (Note 6) ..................    $       165,458    $     1,026,524
Additional paid-in capital .........................................        198,798,225      1,730,351,561
Undistributed net investment income (Note 2C) ......................            (96,215)           (53,700)
Undistributed net realized gain (loss) on investments and
 forward commitments (Notes 2D and 3) ..............................                705           (140,182)
Net unrealized appreciation on:
 Investments (Note 2A) .............................................          6,447,725        740,643,288
                                                                        ---------------    ---------------
NET ASSETS .........................................................    $   205,315,898    $ 2,471,827,491
                                                                        ===============    ===============
Outstanding series shares ..........................................         16,545,756        102,652,434
                                                                        ===============    ===============
Net asset value per share ..........................................    $         12.41    $         24.08
                                                                        ===============    ===============

                      See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997


                                                                                MML            MML
                                                                 MML           Money          Managed          MML
                                                                Equity         Market          Bond           Blend
                                                                 Fund           Fund           Fund            Fund
                                                                ------         ------         ------          ------
Investment income (Note 2B)
Dividends ................................................   $ 47,216,639   $         --    $         --   $ 33,425,435
Interest .................................................      8,237,702      8,109,728      13,560,239     60,842,442
                                                             ------------   ------------    ------------   ------------
   Total Income ..........................................     55,454,341      8,109,728      13,560,239     94,267,877
                                                             ------------   ------------    ------------   ------------

Expenses
Investment management fee (Note 4) .......................      8,082,863        703,344         913,026      8,933,947
Audit fees ...............................................         29,401         20,420          26,211         32,262
Trustees' fees ...........................................         39,115         31,103          31,103         31,103
Other expenses ...........................................            658            534             534            626
                                                             ------------   ------------    ------------   ------------
   Total expenses ........................................      8,152,037        755,401         970,874      8,997,938
                                                             ------------   ------------    ------------   ------------
Net Investment income (Note 2C) ..........................     47,302,304      7,354,327      12,589,365     85,269,939
                                                             ------------   ------------    ------------   ------------

Net realized and unrealized gain (loss) on investments and
 forward commitments (Notes 2A, 2B and 2D)
Net realized gain (loss) on:
 Investments (Notes 2B and 2C) ...........................    143,291,447         (4,291)      1,090,224    162,877,142
 Forward commitments (Note 2D) ...........................             --             --              --          7,813
                                                             ------------   ------------    ------------   ------------
  Net realized gain (loss) ...............................    143,291,447         (4,291)      1,090,224    162,884,955
                                                             ------------   ------------    ------------   ------------
Change in net unrealized appreciation on:
 Investments (Note 2A) ...................................    347,666,835             --       4,682,106    209,063,714
 Forward commitments (Note 2D) ...........................             --             --              --          6,345
                                                            -------------   ------------    ------------   ------------
  Total change in net unrealized appreciation ............    347,666,835             --       4,682,106    209,070,059
                                                            -------------   ------------    ------------   ------------
Net gain (loss) ..........................................    490,958,282         (4,291)      5,772,330    371,955,014
                                                            -------------   ------------    ------------   ------------
Net increase in net assets resulting from operations .....  $ 538,260,586   $  7,350,036    $ 18,361,695   $457,224,953
                                                            =============   ============    ============   ============

                      See Notes to Financial Statements.

MML Series Investment Fund

STATEMENT OF CHANGES IN NET ASSETS
For the Years Ended December 31, 1997 and 1996

                                                                     1997
                                          -----------------------------------------------------------
                                                              MML             MML
                                                MML          Money          Managed          MML
                                               Equity        Market          Bond           Blend
                                                Fund          Fund           Fund           Fund
                                               ------        ------         -------         -----
Increase (decrease)
 in net assets
Operations:
Net investment income.................    $   47,302,304 $   7,354,327  $  12,589,365  $   85,269,939
Net realized gain (loss)
 on investments and
 forward commitments..................       143,291,447        (4,291)     1,090,224     162,884,955
Change in net unrealized
 appreciation/depreciation on
 investments and forward
 commitments..........................       347,666,835            --      4,682,106     209,070,059
                                          -------------- -------------  -------------  --------------

Net increase in net assets
 resulting from operations............       538,260,586     7,350,036     18,361,695     457,224,953
 Dividends to shareholders
  from: (Note 2C)
  Net investment income...............       (47,301,234)   (7,350,036)   (12,621,479)    (85,322,771)
  Net realized gains..................      (143,291,448)           --             --    (162,679,164)
 Net increase (decrease) in capital
   share transactions (Note 6)........       313,775,004    (4,065,657)    18,003,397     168,614,232
                                          -------------- -------------  -------------  --------------
  Total increase (decrease)...........       661,442,908    (4,065,657)    23,743,613     377,837,250

NET ASSETS, at beginning
 of the year..........................     1,701,998,369   145,231,042    181,572,285   2,093,990,240
                                          -------------- -------------  -------------  --------------

NET ASSETS, at end
 of the year..........................    $2,363,441,277 $ 141,165,385  $ 205,315,898  $2,471,827,491
                                          ============== =============  =============  ==============

Undistributed net investment
 income (loss) included in net
  assets at end of the year...........    $       16,996 $      13,560  $     (96,215) $      (53,700)
                                          ============== =============  =============  ==============
                                                                        1996
                                            ---------------------------------------------------------------
                                                                 MML              MML
                                                  MML           Money           Managed           MML
                                                 Equity         Market           Bond            Blend
                                                  Fund           Fund            Fund             Fund
                                                 ------         ------          -------          ------
Increase (decrease)
 in net assets
Operations:
Net investment income.................      $   40,173,966   $   6,159,608  $  11,199,858    $   77,932,170
Net realized gain (loss)
 on investments and
 forward commitments..................          39,133,328              32       (404,955)       51,283,628
Change in net unrealized
 appreciation/depreciation on
 investments and forward
 commitments..........................         204,554,604              --     (4,664,274)      137,449,802
                                            --------------   -------------  -------------    --------------

Net increase in net assets
 resulting from operations............         283,861,898       6,159,640      6,130,629       266,665,600
 Dividends to shareholders
  from: (Note 2C)
  Net investment income...............         (40,161,778)     (6,159,640)   (11,099,070)      (77,800,925)
  Net realized gains..................         (39,133,328)             --             --       (51,065,539)
 Net increase (decrease) in capital
   share transactions (Note 6)........         248,532,571      36,310,841     27,842,588       133,050,174
                                            --------------   -------------  -------------    --------------
  Total increase (decrease)...........         453,099,363      36,310,841     22,874,147       270,849,310

NET ASSETS, at beginning of the year..       1,248,899,006     108,920,201    158,698,138     1,823,140,930
                                            --------------   -------------  -------------    --------------

NET ASSETS, at end of the year........      $1,701,998,369   $ 145,231,042  $ 181,572,285    $2,093,990,240
                                            ==============   =============  =============    ==============

Undistributed net investment
 income (loss) included in net
  assets at end of the year...........      $       15,927   $       9,702  $     (64,100)   $         (870)
                                            ==============   =============  =============    ==============

                      See Notes to Financial Statements.

MML Series Investment Fund

FINANCIAL HIGHLIGHTS

Selected per share data for each series share outstanding throughout each year ended December 31:

                                MML EQUITY FUND


                                          1997      1996       1995      1994      1993      1992      1991      1990
                                          ----      ----       ----      ----      ----      ----      ----      ----
Net asset value:
 Beginning of year...................  $  29.786 $  25.924 $  20.520 $  20.510 $  19.862 $  18.735 $  15.659 $  16.764
                                       --------- --------- --------- --------- --------- --------- --------- ---------

Income from investment operations:
Net investment income................       .709      .703      .634      .594      .524      .543      .563      .636
Net realized and unrealized
 gain (loss) on investments..........      7.806     4.547     5.754      .248     1.365     1.420     3.440     (.722)
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Total from investment operations.....      8.515     5.250     6.388      .842     1.889     1.963     4.003     (.086)
                                       --------- --------- --------- --------- --------- --------- --------- ---------

Less distributions:
Dividends from net investment income.      (.709)    (.703)    (.634)    (.594)    (.524)    (.543)    (.562)    (.665)
Distribution from net realized gains.     (2.149)    (.685)    (.350)    (.238)    (.717)    (.288)    (.365)    (.354)
Distribution in excess of net
 realized gains......................         --        --        --        --        --     (.005)       --        --
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Total distributions..................     (2.858)   (1.388)    (.984)    (.832)   (1.241)    (.836)    (.927)   (1.019)
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Net asset value:
 End of year.........................  $  35.443 $  29.786    25.924 $  20.520 $  20.510 $  19.862 $  18.735 $  15.659
                                       ========= ========= ========= ========= ========= ========= ========= =========
Total return.........................     28.59%    20.25%    31.13%     4.10%     9.52%    10.48%    25.56%     (.51%)

Net assets (in millions):
 End of period.......................  $2,363.44 $1,701.99 $1,248.90 $  820.78 $  663.09 $  490.62 $  355.04 $  235.45
Ratio of expenses to average net
 assets..............................       .35%      .38%      .41%      .43%      .44%      .46%      .48%      .49%
Ratio of net investment income to
 average net assets..................      2.03%     2.65%     2.89%     3.04%     3.23%     3.09%     3.43%     4.09%
Portfolio turnover rate..............     15.30%    11.42%    11.72%     9.99%    11.28%     9.07%     9.37%    13.50%
Average commission rate..............     .0586     .0582        --        --        --        --        --        --


                                           1989      1988
                                           ----      ----
Net asset value:
 Beginning of year...................  $  14.929 $  13.828
                                       --------- ---------
Income from investment operations:
Net investment income................       .694      .646
Net realized and unrealized
 gain (loss) on investments..........      2.746     1.660
                                       --------- ---------
Total from investment operations.....      3.440     2.306
                                       --------- ---------

Less distributions:
Dividends from net investment income.      (.711)    (.639)
Distribution from net realized gains.      (.894)    (.566)
Distribution in excess of net
 realized gains......................         --        --
                                       --------- ---------
Total distributions..................     (1.605)   (1.205)
                                       --------- ---------

Net asset value:
 End of year.........................  $  16.764 $  14.929
                                       ========= =========
Total return.........................     23.04%    16.68%

Net assets (in millions):
 End of period.......................  $  226.41 $  172.80
Ratio of expenses to average net
 assets..............................       .50%      .50%
Ratio of net investment income to
 average net assets..................      4.30%     4.05%
Portfolio turnover rate..............     15.71%    15.97%
Average commission rate..............         --        --


                             MML MONEY MARKET FUND


                                          1997      1996       1995      1994      1993      1992      1991      1990
                                          ----      ----       ----      ----      ----      ----      ----      ----
Net asset value:
 Beginning of year...................  $   1.000 $   1.000 $   1.000 $   1.000 $   1.000 $   1.000 $   1.000 $   1.000
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Income from investment operations:
Net investment income................       .051      .049      .054      .038      .027      .034      .059      .078
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Total from investment operations.....       .051      .049      .054      .038      .027      .034      .059      .078
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Less distributions:
Dividends from net investment income.      (.051)    (.049)    (.054)    (.038)    (.027)    (.034)    (.059)    (.078)
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Total distributions..................      (.051)    (.049)    (.054)    (.038)    (.027)    (.034)    (.059)    (.078)
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Net asset value:
 End of year.........................  $   1.000 $   1.000 $   1.000 $   1.000 $   1.000 $   1.000 $   1.000 $   1.000
                                       ========= ========= ========= ========= ========= ========= ========= =========
Total return.........................      5.18%     5.01%     5.58%     3.84%     2.75%     3.48%     6.01%     8.12%

Net assets (in millions):
 End of period.......................  $  141.17 $  145.23 $  108.92 $   91.79 $   73.66 $   84.56 $   94.41 $  114.59
Ratio of expenses to average net
 assets..............................       .52%      .52%      .54%      .55%      .54%      .53%      .52%      .54%
Ratio of net investment income to
 average net assets..................      5.07%     4.92%     5.43%     3.81%     2.71%     3.42%     5.91%     7.80%


                                           1989      1988
                                       --------- ---------
Net asset value:
 Beginning of year...................  $   1.000 $   1.000
                                       --------- ---------
Income from investment operations:
Net investment income................       .088      .072
                                       --------- ---------
Total from investment operations.....       .088      .072
                                       --------- ---------

Less distributions:
Dividends from net investment income.      (.088)    (.072)
                                       --------- ---------
Total distributions..................      (.088)    (.072)
                                       --------- ---------
Net asset value:
 End of year.........................  $   1.000 $   1.000
                                       ========= =========
Total return.........................      9.16%     7.39%

Net assets (in millions):
 End of period.......................  $   70.16 $   66.35
Ratio of expenses to average net
 assets..............................       .54%      .55%
Ratio of net investment income to
 average net assets..................      8.79%     7.20%

                      See Notes to Financial Statements.

MML Series Investment Fund

                             MML MANAGED BOND FUND


                                          1997      1996       1995      1994      1993      1992     1991     1990
                                          ----      ----       ----      ----      ----      ----     ----     ----
Net asset value:
 Beginning of year ..................  $  12.048 $  12.448 $  11.141 $  12.405 $  12.041 $  12.219 $  11.318 $  11.354
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Income from investment operations:
Net investment income ...............       .801      .776      .782      .792      .785      .870      .903      .943
Net realized and unrealized
 gain (loss) on investments
 and forward commitments ............       .356     (.401)    1.307    (1.264)     .618      .001      .916     (.036)
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Total from investment operations.....      1.157      .375     2.089     (.472)    1.403      .871     1.819      .907
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Less distributions:
Dividends from net investment income       (.795)    (.775)    (.782)    (.792)    (.784)    (.869)    (.902)    (.943)
Distribution from net realized gains          --        --        --        --     (.255)    (.158)    (.016)       --
Distribution in excess of net
 realized gains .....................         --        --        --        --        --     (.022)       --        --
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Total distributions .................      (.795)    (.775)    (.782)    (.792)   (1.039)   (1.049)    (.918)    (.943)
                                       --------- --------- --------- --------- --------- --------- --------- ---------
Net asset value:
 End of year ........................  $  12.410 $  12.048 $  12.448 $  11.141 $  12.405 $  12.041 $  12.219 $  11.318
                                       ========= ========= ========= ========= ========= ========= ========= =========

Total return.........................      9.91%     3.25%    19.14%    (3.76%)   11.81%     7.31%    16.66%     8.38%

Net assets (in millions):
 End of period ......................  $ 205.32  $ 181.57  $ 158.70  $ 121.21  $ 129.11  $  88.15  $  66.98  $  43.07

Ratio of expenses to average
 net assets .........................       .47%      .51%      .52%      .52%      .54%      .56%      .57%      .57%

Ratio of net investment income to
 average net assets .................      6.06%     6.54%     6.63%     6.69%     6.37%     7.28%     7.96%     8.40%
Portfolio turnover rate .............     41.99%    46.12%    70.00%    32.77%    58.81%    39.51%    61.85%    69.93%



                             MML MANAGED BOND FUND

                                          1989       1988
                                          ----       ----
Net asset value:
 Beginning of year .................   $  10.919  $  11.052
                                       ---------  ---------

Income from investment operations:
Net investment income...............        .918       .906
Net realized and unrealized
 gain (loss) on investments
 and forward commitments............        .454      (.133)
                                       ---------  ---------
Total from investment operations ...       1.372       .773
                                       ---------  ---------

Less distributions:
Dividends from net investment income       (.918)     (.906)
Distribution from net realized gains       (.019)        --
Distribution in excess of net
 realized gains ....................          --         --
                                       ---------  ---------
Total distributions ................       (.937)     (.906)
                                       ---------  ---------
Net asset value:
 End of year .......................   $  11.354  $  10.919
                                       =========  =========
Total return .......................      12.83%      7.13%

Net assets (in millions):
 End of period .....................   $  40.03   $  31.35
Ratio of expenses to average
 net assets ........................        .59%       .61%
Ratio of net investment income to
 average net assets ................       8.35%      8.25%
Portfolio turnover rate ............      64.77%     74.92%

                       See Notes to Financial Statements

MML Series Investment Fund

                                MML BLEND FUND

                                             1997       1996      1995      1994      1993      1992      1991      1990
                                             ----       ----      ----      ----      ----      ----      ----      ----
Net asset value:
 Beginning of year.....................   $  21.973 $  20.519 $  17.672 $  18.305 $  17.846 $  17.307 $  14.839 $  15.428
                                          --------- --------- --------- --------- --------- --------- --------- ---------
Income from investment operations:
Net investment income..................        .843      .824      .811      .707      .655      .707      .736      .792
Net realized and unrealized
 gain (loss) on investments
 and forward commitments...............       3.692     1.990     3.246     (.271)    1.057      .880     2.771     (.445)
                                          --------- --------- --------- --------- --------- --------- --------- ---------
Total from investment operations.......       4.535     2.814     4.057      .436     1.712     1.587     3.507      .347
                                          --------- --------- --------- --------- --------- --------- --------- ---------
Less distributions:
Dividends from net investment income...       (.843)    (.824)    (.811)    (.707)    (.655)    (.707)    (.736)    (.811)
Distribution from net realized gains...      (1.585)    (.536)    (.399)    (.359)    (.598)    (.326)    (.303)    (.125)
Distribution in excess of net realized
 gains.................................          --        --        --     (.003)       --     (.015)       --        --
                                          --------- --------- --------- --------- --------- --------- --------- ---------
Total distributions....................      (2.428)   (1.360)   (1.210)   (1.069)   (1.253)   (1.048)   (1.039)    (.936)
                                          --------- --------- --------- --------- --------- --------- --------- ---------
Net asset value:
 End of year...........................   $  24.080 $  21.973 $  20.519 $  17.672 $  18.305 $  17.846 $  17.307 $  14.839
                                          ========= ========= ========= ========= ========= ========= ========= =========

Total return...........................       20.89%    13.95%    23.28%     2.48%     9.70%     9.36%    24.00%     2.37%

Net assets (in millions):
 End of period.........................   $2,471.83 $2,093.99 $1,823.14 $1,444.26 $1,296.54 $1,013.28 $  797.04 $  574.15
Ratio of expenses to average
 net assets............................         .38%      .38%      .38%      .39%      .40%      .41%      .42%      .44%
Ratio of net investment income to
 average net assets....................        3.56%     3.87%     4.19%     3.93%     3.60%     4.07%     4.54%     5.37%
Portfolio turnover rate................       21.20%    19.10%    30.78%    26.59%    20.20%    25.43%    26.92%    24.55%
Average commission rate................       .0584     .0581        --        --        --        --        --        --


                                             1989       1988
                                             ----       ----
Net asset value:
 Beginning of year.....................   $  13.876 $   13.095
                                          --------- ----------
Income from investment operations:
Net investment income..................        .823       .734
Net realized and unrealized
 gain (loss) on investments
 and forward commitments...............       1.921      1.000
                                          --------- ----------
Total from investment operations.......       2.744      1.734
                                          --------- ----------
Less distributions:
Dividends from net investment income...       (.835)     (.728)
Distribution from net realized gains...       (.357)     (.225)
Distribution in excess of net realized
 gains.................................          --         --
                                          --------- ----------
Total distributions....................      (1.192)     (.953)
                                          --------- ----------
Net asset value:
 End of year...........................   $  15.428 $   13.876
                                          ========= ==========

Total return...........................       19.96%     13.40%

Net assets (in millions):
 End of period.........................   $  524.29 $   401.22
Ratio of expenses to average
 net assets............................         .45%       .46%
Ratio of net investment income to
 average net assets....................        5.57%      5.29%
Portfolio turnover rate................       22.39%     25.70%
Average commission rate................          --         --

Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

                      See Notes to Financial Statements.

MML Equity Fund

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                 Number        Market
                                                   of           Value
                                                 Shares       (Note 2A)
                                                --------     -----------
EQUITIES - 102.95%

Aerospace & Defense - 3.16%
 Raytheon Company (Class A)................     265,000    $  13,067,680
 Raytheon Company (Class B)................     560,000       28,280,000
 TRW, Inc. ................................     626,600       33,444,775
                                            -----------    -------------
                                              1,451,600       74,792,455
                                            -----------    -------------

Agribusiness - 1.61%
 Archer-Daniels-Midland....................   1,088,745       23,611,613
 Pioneer Hi-Bred International, Inc. ......     135,000       14,478,750
                                            -----------    -------------
                                              1,223,745       38,090,363
                                            -----------    -------------

Apparel, Textiles, Shoes - 1.03%
 VF Corporation............................     530,000       24,346,610
                                            -----------    -------------

Automotive & Parts - 5.48%
 Ford Motor Company........................     950,000       46,252,650
 Genuine Parts Company.....................   1,100,250       37,339,184
 Goodyear Tire & Rubber Company............     720,000       45,810,000
                                            -----------    -------------
                                              2,770,250      129,401,834
                                            -----------    -------------
Banking, Savings & Loans - 7.67%
 The Bank of New York Company,
  Incorporated.............................     870,000       50,296,440
 Comerica Incorporated.....................     323,500       29,195,875
 CoreStates Financial Corporation..........     304,800       24,402,898
 Norwest Corporation.......................     782,000       30,204,750
 Pacific Century Financial Corporation.....     712,700       17,639,325
 Wachovia Corporation......................     363,200       29,464,600
                                            -----------    -------------
                                              3,356,200      181,203,888
                                            -----------    -------------
Beverages - 1.08%
 Brown-Forman Corporation (Class B)........     463,000       25,580,750
                                            -----------    -------------

Chemicals - 5.94%
 Air Products and Chemical.................     227,600       18,720,100
 E.I. du Pont de Nemours and Company.......     333,000       20,000,646
 Engelhard Corporation.....................     905,900       15,740,013
 The Lubrizol Corporation..................     565,000       20,834,375
 Nalco Chemical Company....................     764,100       30,229,324
 Rohm & Haas...............................     365,000       34,948,750
                                            -----------    -------------
                                              3,160,600      140,473,208
                                            -----------    -------------
Communications - 2.09%
 GTE Corporation...........................     946,800       49,470,300
                                            -----------    -------------

Computers & Office Equipment - 8.72%
 Electronic Data System....................     800,400       35,167,174
 Hewlett-Packard Company...................     640,000       40,000,000
 International Business Machines
  Corporation..............................     490,000       51,235,380
 Pitney Bowes, Inc. .......................     452,000       40,651,524
 Xerox Corporation.........................     530,000       39,120,360
                                            -----------    -------------
                                              2,912,400      206,174,438
                                            -----------    -------------
Containers - .74%
 Temple-Inland, Inc. ......................     330,000       17,262,960
                                            -----------    -------------

Cosmetics & Personal Care - 2.00%
 Kimberly-Clark Corporation................     960,000       47,339,520
                                            -----------    -------------

Electric Utilities - 1.83%
 SCANA Corporation.........................     785,200       23,506,532
 Teco Energy Inc. .........................     704,700       19,819,688
                                            -----------    -------------
                                              1,489,900       43,326,220
                                            -----------    -------------
Electrical Equipment & Electronics - 6.62%
 AMP, Incorporated.........................     955,000       40,110,000
 General Electric Company..................     762,000       55,911,750
 Honeywell Inc. ...........................     477,500       32,708,750
 Hubbell, Incorporated (Class B)...........     562,144       27,720,445
                                            -----------    -------------
                                              2,756,644      156,450,945
                                            -----------    -------------

Energy - 7.44%
 Amoco Corporation.........................     530,000       45,116,250
 Eni, SPA - ADR............................     339,300       19,361,137
 Kerr-McGee Corporation....................     326,000       20,639,712
 Mobil Corporation.........................     450,000       32,484,150
 Occidental Petroleum Corp. ...............     754,600       22,118,835
 Unocal Corporation........................     931,000       36,133,972
                                            -----------    -------------
                                              3,330,900      175,854,056
                                            -----------    -------------
Financial Services - 2.45%
 American General Corporation..............     492,900       26,647,160
 American Express Company..................     350,000       31,237,500
                                            -----------    -------------
                                                842,900       57,884,660
                                            -----------    -------------

Foods - 2.76%
 ConAgra, Inc. ............................   1,031,000       33,829,172
 CPC International, Inc. ..................     291,500       31,409,125
                                            -----------    -------------
                                              1,322,500       65,238,297
                                            -----------    -------------

Forest Products & Paper - 2.05%
 Westvaco Corporation......................     773,055       24,302,530
 Weyerhaeuser Company......................     490,600       24,069,817
                                            -----------    -------------
                                              1,263,655       46,372,347
                                            -----------    -------------

Hardware & Tools - .91%
 The Stanley Works.........................     451,000       21,281,337
                                            -----------    -------------

Healthcare - 7.55%
 Becton, Dickinson and Company.............     694,300       34,715,000
 Bristol-Myers Squibb Company..............     760,000       71,915,000
 Pharmacia & Upjohn Inc. ..................     870,000       31,863,750
 Schering-Plough Corp......................     643,000       39,946,375
                                            -----------    -------------
                                              2,967,300      178,440,125
                                            -----------    -------------

Industrial Distribution - 1.01%
 W. W. Grainger, Inc. .....................     246,000       23,908,002
                                            -----------    -------------

Industrial Transportation - 2.62%
 Burlington Northern Sante Fe..............     311,200       28,921,994
 Norfolk Southern Corporation..............   1,068,300       32,916,460
                                            -----------    -------------
                                              1,379,500       61,838,454
                                            -----------    -------------

MML Equity Fund

December 31, 1997
                                                         Number         Market
                                                          of            Value
                                                         Shares        (Note 2A)
                                                        --------      ----------
EQUITIES (Continued)

Insurance - 5.68%
 Jefferson-Pilot Corporation ....................       237,000 $    18,456,375
 Marsh & McLennan Companies, Inc. ...............       561,000      41,829,282
 MBIA, Inc. .....................................       536,000      35,811,232
 SAFECO Corporation .............................       782,500      38,146,875
                                                  ------------- ---------------
                                                      2,116,500     134,243,764
                                                  ------------- ---------------

MachInery & Components - 2.19%
 Dover Corporation ..............................       650,000      23,481,250
 Parker-Hannifin Corporation ....................       618,075      28,354,191
                                                  ------------- ---------------
                                                      1,268,075      51,835,441
                                                  ------------- ---------------

Miscellaneous - 2.98%
 Armstrong World Industries .....................       440,000      32,890,000
 Harsco Corporation .............................       339,000      14,619,375
 Minnesota Mining & Manufacturing Company .......       204,500      16,781,679
 Pall Corporation ...............................       302,000       6,247,474
                                                  ------------- ---------------
                                                      1,285,500      70,538,528
                                                  ------------- ---------------

Photography - 1.36%
 Eastman Kodak Company ..........................       529,000      32,169,548
                                                  ------------- ---------------

Publishing & Printing - 2.51%
 McGraw-Hill Companies, Inc. ....................       500,000      37,000,000
 R. R. Donnelley & Sons Company .................       600,000      22,350,000
                                                  ------------- ---------------
                                                      1,100,000      59,350,000
                                                  ------------- ---------------

Retail - 2.70%
 The May Department Stores Company ..............       593,000      31,243,391
 Sears Roebuck and Company ......................       719,300      32,548,325
                                                  ------------- ---------------
                                                      1,312,300      63,791,716
                                                  ------------- ---------------

Retail - Grocery - 3.76%
 Albertson's, Inc. ..............................     1,273,500      60,332,062
 American Stores Company ........................     1,388,200      28,544,169
                                                  ------------- ---------------
                                                      2,661,700      88,876,231
                                                  ------------- ---------------

Telephone Utilities - 4.04%
 Ameritech Corporation ..........................       347,000      27,933,500
 Frontier Corporation ...........................     1,096,200      26,376,764
 Pinnacle West Capital ..........................       459,800      19,484,025
 Southern New England Telephone .................       430,000      21,634,160
                                                  ------------- ---------------
                                                      2,333,000      95,428,449
                                                  ------------- ---------------

Tobacco - 2.97%
 Fortune Brands, Inc. ...........................       795,200      29,471,702
 UST, Inc. ......................................     1,100,500      40,649,169
                                                  ------------- ---------------
                                                      1,895,700      70,120,871
                                                  ------------- ---------------

Total Equities
 (Cost $1,510,449,497)...........................                 2,433,085,317
                                                                ---------------
SHORT-TERM INVESTMENTS - 5.38%

Commercial Paper
 Abbott Laboratories
   5.900% 1/13/98 ............................... $   7,000,000 $     6,986,233
 Abbott Laboratories
   6.000% 1/9/98 ................................     5,000,000       4,993,333
 Allied Signal Inc.
   5.550% 6/12/98 ...............................     5,000,000       4,865,299
 Ameritech Corporation
   5.800% 1/26/98 ...............................     5,498,000       5,475,855
 Anheuser Busch Cos, Inc.
   5.630% 2/24/98 ...............................    10,000,000       9,910,000
 Brown Forman Corp.
   6.100% 1/12/98 ...............................     8,442,000       8,426,265
 Caterpillar Financial Service Corp.
   5.520% 4/22/98 ...............................     4,105,000       4,029,012
 Caterpillar Financial Service Corp.
   5.550% 4/24/98 ...............................     6,215,000       6,097,899
 Coca Cola Company
   5.660% 2/2/98 ................................    10,000,000       9,949,689
 Ford Motor Credit Company
   5.520% 4/20/98 ...............................     5,000,000       4,909,097
 General Mills Inc.
   6.000% 1/9/98 ................................     9,565,000       9,552,247
 IBM Credit Corporation
   5.720% 2/11/98 ...............................     4,000,000       3,972,211
 Proctor & Gamble Company
   5.600% 4/14/98 ...............................     5,000,000       4,914,056
 Proctor & Gamble Company
   5.550% 4/27/98 ...............................     5,000,000       4,903,313
 Sara Lee Corp.
   6.000% 1/7/98 ................................    12,000,000      11,988,000
 Transamerica Finance Corp.
   6.000% 1/9/98 ................................     9,311,000       9,298,585
 Walt Disney Company
   5.550% 4/13/98 ...............................     5,000,000       4,914,882
 Walt Disney Company
   5.650% 2/9/98 ................................     7,026,000       6,980,331
 Walt Disney Company
   6.600% 1/2/98 ................................     5,000,000       4,999,083
                                                  ------------- ---------------

Total Short-Term investments
   (Cost $127,227,047) .......................... $ 128,162,000     127,165,390
                                                  ============= ===============


Total Investments -
(Cost $1,637,676,544) (a)                    108.33%            $ 2,560,250,707
                                             =======            ===============

(a) Federal Income Tax Information: At
    December 31, 1997 the net unrealized
    appreciation on investments based on cost of $1,637,688,356 for federal income tax purposes is as follows:

    Aggregate gross unrealized appreciation for
    all investments in which there is an excess
    of market value over tax cost ............................. $   924,365,276

    Aggregate gross unrealized depreciation for
    all investments in which there is an excess
    of tax cost over market value .............................      (1,802,925)
                                                                ---------------
    Net unrealized appreciation ............................... $   922,562,350
                                                                ===============

                      See Notes to Financial Statements.

MML Money Market Fund

SCHEDULE OF INVESTMENTS
December 31, 1997
                                                             Market
                                            Principal        Value
                                              Amount        (Note 2A)
                                          -------------    ------------
SHORT-TERM INVESTMENTS - 100.57%

Commercial Paper - 93.75%
  Abbott Laboratories
   5.480%       1/16/98................  $    4,635,000    $  4,624,417
  American Greetings Corp.
   5.500%       1/21/98................       5,650,000       5,632,736
  Anheuser-Busch Companies, Inc.
   5.630%       3/16/98................       3,485,000       3,444,669
  Aristar Inc.
   5.900%       2/2/98.................       4,130,000       4,108,340
  Atlantic Richfield Corp.
   5.510%       2/4/98.................       4,825,000       4,799,891
  Baltimore Gas & Electric Company
   5.800%       1/6/98.................         710,000         709,428
  Bay State Gas Company
   5.700%       1/13/98................       5,930,000       5,918,733
  Bellsouth Telecommunications, Inc.
   5.680%       2/11/98................       5,500,000       5,464,421
  Bemis Company Incorporated
   5.580%       1/22/98................       3,645,000       3,633,136
  CIT Group Holdings Incorporated
   5.480%       2/9/98.................       1,370,000       1,361,866
  CIT Group Holdings Incorporated
   5.630%       2/9/98.................       2,255,000       2,241,246
  CIT Group Holdings Incorporated
   5.610%       3/24/98................       2,100,000       2,073,166
  Carolina Power & Ught Company
   5.700%       2/27/98................       3,800,000       3,765,705
  Carolina Power & Ught Company
   5.700%       2/27/98................       1,800,000       1,783,755
  Caterpillar Financial Services Corp.
   5.520%       4/24/98................       2,585,000       2,540,211
  Coca Cola Company
   5.480%       2/6/98.................       1,385,000       1,377,410
  Coca Cola Company
   5.630%       3/20/98................       1,240,000       1,224,874
  Coca Cola Company
   5.610%       3/23/98................       2,255,000       2,226,536
  Countrywide Home Loans
   5.620%       2/3/98.................       6,000,000       5,969,090
  E.I. du Pont de Nemours and Company
   5.470%       2/17/98................       2,900,000       2,879,290
  E.l. du Pont de Nemours and Company
   5.510%       3/6/98.................       1,000,000         990,205
  E.l. du Pont de Nemours and Company
   5.480%       5/5/98.................       2,000,000       1,962,249
  General Electric Company
   5.550%       3/27/98................       1,270,000       1,253,358
  General Electric Company
   5.550%       3/27/98................         755,000         744,892
  General Electric Company
   5.550%       3/27/98................       1,715,000       1,692,162
  General Electric Capital Corp.
   5.600%       5/22/98................         295,000         288,530
  General Mills Inc.
   5.650%       1/9/98.................       2,365,000       2,362,031
  Georgia Power
   5.800%       1/9/98.................       1,695,000       1,692,815
  Goldman Sachs & Company
   5.650%       2/10/98................       2,670,000       2,653,238
  Goldman Sachs & Company
   5.700%       3/12/98................       3,000,000       2,966,750
  Heinz H J Company
   5.750%       2/13/98................       2,580,000       2,562,280
  Heinz H J Company
   5.550%       6/22/98................         700,000         681,438
  Hershey Goods Corporation
   5.530%       1/14/98................       5,565,000       5,553,887
  IBM Credit Company
   5.530%       4/13/98................       5,015,000       4,936,423
  Minnesota Mining & Manufacturing Company
   5.520%       1/23/98................       5,400,000       5,381,784
  Motorola Inc.
   5.500%       1/26/98................       4,500,000       4,482,813
  National Fuel Gas Company
   5.730%       2/5/98.................       6,000,000       5,966,575
  Northern Illinois Gas
   5.520%       1/15/98................       3,610,000       3,602,250
  Pitney Bowes Credit Corporation
   5.500%       1/20/98................       5,225,000       5,209,833
  Proctor & Gamble Company
   5.570%       6/17/98................       4,470,000       4,354,501
  Walt Disney Company
   5.520%       4/1/98.................       1,320,000       1,301,784
  Walt Disney Company
   5.610%       3/6/98.................       1,185,000       1,173,182
  Walt Disney Company
   5.530%       6/26/98................       1,860,000       1,809,714
  Wisconsin Electric Power Company
   5.770%       2/20/98................       2,570,000       2,549,404
  Wisconsin Electric Power Company
   5.770%       2/20/98................         395,000         391,835
                                          -------------     -----------
  Total Commercial Paper
   (Cost $ 132,342,853)................     133,360,000     132,342,853
                                          -------------     -----------

U.S. Government Agency Obligations - 6.82%
 Federal Farm Credit Bank
   5.430%       9/25/98................       6,115,000       5,868,733
 Federal National Mortgage Association
   5.51 0%      4/24/98................       3,825,000       3,758,846
                                          -------------     -----------

Total U.S. Government Agency Obligations
  (Cost $9,627,579)                           9,940,000       9,627,579
                                          -------------     -----------

Total Short-Term Investments
  (Cost $141,970,432) (a)                 $ 143,300,000     141,970,432
                                          =============     -----------

Total Investments --
  (Cost $141,970,432) (a)      100.57%                    $ 141,970,432
                               =======                    =============


(a) Federal Income Tax Information: The aggregate cost for investments for the MML Money Market Fund as of December 31, 1997 is the same for financial reporting and federal income tax purposes.

    December 31, 1997 seven-day average yield for the portfolio: 5.22%


                       See Notes to Financial Statements.

MML Managed Bond Fund

SCHEDULE OF INVESTMENTS
December 31, 1997
                                                               Market
                                               Principal       Value
                                                Amount        (Note 2A)
                                               ---------      ---------
BONDS AND NOTES - 94.81%

Asset Backed Securities -- 6.41%
Auto Receivables
  California Infrastructure PG&E-1, 1997-1,
   Class A6
   6.320%    9/25/05........................  $ 250,000    $    252,178
  California Infrastructure PG&E-1, 1997-1,
   Class A4
   6.160%    6/25/03........................    550,000         552,101
  California Infrastructure SDG&E-1, 1997-1,
   Class A5
   6.190%    9/25/05........................    250,000         250,770
  California Infrastructure SCE-1, 1997-1,
   Class A3
   6.170%    3/25/03........................    350,000         351,306
  California Infrastructure SCE-1, 1997-1,
   Class A5
   6.280%    9/25/05........................    300,000         301,413
  Capita Equipment Receivables Trust 1996-1,
   Class A4
   6.280%    6/15/00........................  2,000,000       2,008,240
  Chase Manhattan RV Owner Trust 1997-A
   Class A7
   6.140%    10/16/06.......................  2,000,000       2,002,360
  Ford Credit 1994-B Grantor Trust
   7.300%    10/15/99.......................    239,089         240,882
  Jet Equipment Trust 1995-A
   8.235%    5/1/15.........................  1,897,668       2,115,938
  Metlife Capital Equipment Loan Trust
   Series 1997-A, Class A
   6.850%    5/20/08........................    500,000         516,7S0
  Railcar Trust No. 1992-1
   7.750%    6/1/04.........................  1,471,060       1,545,216
  World Omni 1995-A Automobile Lease
   Securitization Trust, Class A
   6.05O%    11/25/01.......................  1,597,656       1,597,144
  World Omni 1996-A Automobile Lease
   Securitization Trust, Class Al
   6.300%    6/25/02........................  1,431,649       1,432,980
                                             ----------      ----------
Total Asset Backed Securities
 (Cost $13,040,260)......................... 12,837,122      13,167,278
                                             ----------      ----------

Corporate Debt -- 57.76%
  AirTouch Communications, Inc.
   7.500%    7/15/06........................  1,500,000       1,592,564
  American West Airlines 1996-1, Class A
   6.850%    7/2/09.........................  1,733,154       1,759,775
  American Airlines, Inc.
   9.780%    11/26/11.......................  1,959,704       2,347,235
  AMR Corporation
   9.000%    8/1/12.........................  1,000,000       1,186,510
  Analog Devices, Inc.
   6.625%    3/1/00.........................  1,000,000       1,005,920
  Archer -- Daniels Midland
   6.750%    12/15/27.......................    750,000         751,298
  Associates Corporation of North America
   7.875%    9/30/01........................  2,000,000       2,108,300
  Atlantic Richfield Company
   7.770%    2/13/02........................  3,000,000       3,168,690
  Barrick Gold Corporation
   7.500%    5/01/07........................  2,000,000       2,103,140
  Bell Atlantic Financial Services, Inc.
   6.610%    2/4/00.........................  2,000,000       2,025,180
  BHP Finance (USA) Limited
   6.420%    3/1/26.........................  2,000,000       2,005,420
  Carlisle Companies, Inc.
   7.250%    1/15/07........................  1,500,000       1,554,660
  Celulosa Arauco Constitution
   6.950%    9/15/05........................  1,000,000         999,110
  Champion International Corporation
   6.400%    2/15/26........................  1,500,000       1,491,134
  Charles Schwab Corporation
   6.250%    1/23/03........................  2,000,000       1,994,740
  CITGO Petroleum Corporation
   7.875%    5/15/06........................    750,000         786,375
  Columbia Gas System, Inc.
   6.610%    11/28/02.......................  2,000,000       2,017,040
  Commercial Credit Company
   7.750%    3/1/05.........................  3,000,000       3,217,890
  Comcast Cablevision-PH
   8.375%    5/1/07.........................  1,250,000       1,389,088
  Continental Airlines, Inc. Series 1996-B
   7.820%    10/15/13.......................  1,470,587       1,584,837
  Continental Airlines, Inc. Series 1996-2B
   8.560%    7/2/14.........................    972,107       1,105,752
  Corning Glass Works
   8.875%    3/15/16........................    500,000         602,775
  CSX Corporation
   7.250%    5/1/27.........................  2,000,000       2,197,680
  Dow Capital
   7.125%    1/15/03........................  4,000,000       4,099,040
  English China Clays Delaware Inc.
   7.375%    10/1/02........................  1,000,000       1,037,450
  Equifax, Inc.
   6.500%    6/15/03........................  1,250,000       1,250,400
  ERAC USA Finance Company 144A
   6.950%    1/15/06........................  1,500,000       1,536,300
  FBG Finance Ltd. 144A
   7.875%    6/1/16.........................  1,250,000       1,376,037
  First Brands Corporation
   7.250%    3/1/07.........................    500,000         515,300
  Fletcher Challenge Ltd.
   7.750%    6/20/06........................  1,500,000       1,586,130
  Foodbrands America, Inc.
   10.750%   5/15/06........................  1,500,000       1,746,225
  Foster Wheeler Corporation
   6.750%    11/15/05.......................  2,000,000       2,012,640
  General American Transportation Corporation
   6.750%    3/1/06.........................  2,000,000       2,021,760
  General Electric Capital Corporation
   8.750%    5/21/07........................  1,000,000       1,175,730
  General Electric Capital Corporation
   6.500%    11/1/06........................    250,000         253,935
  General Mills
   8.900%    6/15/06........................  1,000,000       1,160,720
  Hercules Incorporated
   6.625%    6/1/03.........................  1,000,000       1,006,060
  Hershey Foods Co.
   7.200%    8/15/27........................  1,500,000       1,594,650
  Hilton Hotels Corporation
   7.000%    7/15/04........................  2,000,000       2,029,860
  IMCERA Group, Inc.
   6.000%    10/15/03.......................  2,000,000       1,929,740
  Interpool Inc.
   7.350%    8/1/07.........................    500,000         500,130

MML Managed Bond Fund

December 31, 1997


                                                               Market
                                              Principal         Value
                                                Amount        (Note 2A)
                                              ---------       ---------
BONDS AND NOTES (Continued)

Corporate Debt (Continued)
 Korea Development Bank
  7.375% 9/17/04 .......................  $     500,000    $    400,106
 Leucadia National Corporation
  7.750% 8/15/13 .......................      2,000,000       2,068,420
 Lockheed Martin Corporation
  7.700% 6/15/08 .......................      1,500,000       1,622,580
 Mapco, Inc.
  7.250% 3/1/09 ........................      1,500,000       1,564,665
 Millipore Corporation
  7.500% 4/1/07 ........................      1,000,000       1,054,740
 Mobil Corporation
  8.625% 8/15/21 .......................      2,000,000       2,501,780
 Morgan Stanley Group
  6.875% 3/1/07 ........................        500,000         510,875
 Newmont Mining Corporation
  8.625% 4/1/02 ........................      2,000,000       2,148,260
 News America Holdings Incorporated
  9.250% 2/1/13 ........................      2,000,000       2,382,180
 Norfolk Southern Corporation
  7.050% 5/01/37 .......................      2,500,000       2,642,350
 Orchard Supply Hardware
  9.375% 2/15/02 .......................      1,500,000       1,551,660
 Penske Truck Leasing Co., L.P.
  7.750% 5/15/99 .......................      1,250,000       1,278,488
 Petro Geo-Services
  7.500% 3/31/07 .......................        500,000         529,125
 Polaroid Corporation
  8.000% 3/15/99 .......................      1,000,000       1,018,720
 Ralston Purina Company
  7.750% 10/1/15 .......................      3,000,000       3,262,620
 Raytheon Co.
  6.750% 8/15/07 .......................        500,000         510,086
 Rite Aid Corporation
  6.700% 12/15/01 ......................      1,000,000       1,010,680
 Rolls-Royce Capital Inc.
  7.125% 7/29/03 .......................      1,500,000       1,545,750
 Scholastic Corporation
  7.000% 12/15/03 ......................      2,000,000       2,052,360
 Sears Roebuck Acceptance
  6.750% 9/15/05 .......................      1,500,000       1,529,160
 Textron Inc.
  9.550% 3/19/01 .......................      1,000,000       1,097,760
 Thomas & Betts Corporation
  8.250% 1/15/04 .......................      1,500,000       1,632,120
 Time Warner, Inc.
  7.750% 6/15/05 .......................      3,000,000       3,164,220
 Time Warner, Inc.
  6.100% 12/30/01 ......................        500,000         489,910
 United Air Lines, Inc.
  10.110% 2/19/06 ......................        462,142         523,168
 US Air, Inc.
  7.500% 10/15/09 ......................        950,291         994,242
 US West Capital Funding Corporation
  8.375% 10/18/99 ......................      3,000,000       3,121,560
 US West Capital Funding Corporation
  6.850% 1/15/02 .......................      2,000,000       2,022,520
 Valassis Communications, Inc.
  9.550% 12/1/03 .......................      2,000,000       2,247,200
 Valero Energy Corporation
  6.750% 12/15/02 ......................      1,000,000       1,004,910
 Worldcom Inc.
  7.750% 4/1/07 ........................      1,000,000       1,073,890
 Worldcom Inc.
  9.375%  1/15/04 ......................        871,000         922,189
 W.R. Grace & Co.
  7.750%  10/1/02 ......................      2,100,000       2,210,334
 W.R. Grace & Co.
  8.000%  8/15/04 ......................      1,000,000       1,082,040
                                          -------------    ------------
Total Corporate Debt
(Cost $114,659,544)                         112,268,985     118,597,888
                                          -------------    ------------

U.S. Government Agency Obligations -- 22.07%

Federal Home Loan Mortgage
 Corporation (FHLMC) -- 2.08%

Collateralized Mortgage Obligations -- 2.00%
 FHLMC Series 1322 Class G
  7.500%  2/15/07 ......................      2,000,000       2,053,120
 FHLMC Series 1460 Class H
  7.000%  5/15/07 ......................      2,000,000       2,051,240
                                          -------------    ------------
                                              4,000,000       4,104,360
Pass-Through Securities -- .08%
 FHLMC
  9.000%  3/1/17 .......................        148,401         158,927
                                          -------------    ------------
                                              4,148,401       4,263,287
                                          -------------    ------------
Federal National Mortgage
Association (FNMA) -- 6.09%

Collateralized Mortgage Obligations -- 5.77%
 FNMA Series 1993-191 Class PD
  5.400%  3/25/04 ......................      1,240,567       1,234,365
 FNMA Series 1993-221 Class D
  6.000%  12/25/08 .....................      1,000,000         985,930
 FNMA Series 1993-134 Class GA
  6.500%  2/25/07 ......................      2,000,000       2,015,000
 FNMA Series 1996-54 Class C
  6.000%  9/25/08 ......................      4,000,000       3,908,280
 FNMA Series 1993-186 Class G
  6.250%  3/25/08 ......................      3,700,000       3,705,771
                                          -------------    ------------
                                             11,940,567      11,849,346
Pass-Through Securities -- .32%
 FNMA
  9.000%  5/1/09 .......................        606,549         644,459
                                          -------------    ------------
                                             12,547,117      12,493,805
                                          -------------    ------------
Government National Mortgage
Association (GNMA) -- 11.95%

Collateralized Mortgage Obligations -- .40%
 JHM Acceptance Corporation,
 Series E, Class 5
  8.960%  4/1/19 .......................        774,041         809,841
                                          -------------    ------------
Pass-Through Securities -- 11.55%
 GNMA
  8.000%  12/15/03 - 4/15/08 ...........      7,339,263       7,706,960
 GNMA
  7.500%  3/15/17 - 7/15/17 ............      4,100,233       4,241,158
 GNMA
  7.000%  8/20/25 - 12/20/27 ...........      1,980,001       2,002,890
 GNMA - ARMS
  5.500%  10/20/27 - 12/20/27 ..........      2,722,522       2,727,561
 GNMA - ARMS
  6.000%  7/20/25 - 12/20/25 ...........      6,923,807       7,038,086
                                          -------------    ------------
                                             23,065,826      23,716,655
                                          -------------    ------------
                                             23,839,867      24,526,496
                                          -------------    ------------

MML Managed Bond Fund

December 31, 1997
                                                               Market
                                              Principal         Value
                                               Amount         (Note 2A)
                                              ---------      -----------
BONDS AND NOTES (Continued)

U.S. Government Guaranteed Notes -- 1.95%
  1994-A Atlanta, GA
   5.780% 8/1/98........................... $     130,000   $     129,856
  1994-A Baxter Springs, KS
   5.780% 8/1/98...........................       700,000         699,222
  1994-A Boston, MA
   5.780% 8/1/98...........................       745,000         744,173
  1994-A Detroit, MI
   5.780% 8/1/98...........................       385,000         384,573
  1994-A Egg Harbor, NJ
   5.780% 8/1/98...........................       260,000         259,711
  1994-A Kansas City, MO
   5.780% 8/1/98...........................       550,000         549,390
  1994-A Mayaguez, PR
   5.780% 8/1/98...........................       295,000         294,673
  1994-A Rochester, NY
   5.780% 8/1/98...........................       300,000         299,667
  1994-A Sacramento, CA
   5.780% 8/1/98...........................        55,000          54,939
  1994-A Saginaw, MI
   5.780% 8/1/98...........................       315,000         314,650
  1994-A Youngstown, OH
   5.780% 8/1/98...........................       265,000         264,706
                                            -------------   -------------
                                                4,000,000       3,995,560
                                            -------------   -------------
  Total U.S. Government Agency Obligations
   (Cost $44,479,603)......................    44,535,385      45,279,148
                                            -------------   -------------

U.S. Treasury Obligations -- 8.57%

U.S. Treasury Bonds -- 1.16%
  U.S. Treasury Bond
   7.250% 5/15/16..........................     2,095,000       2,386,330
                                            -------------   -------------

U.S. Treasury Strips -- 7.41%
  U.S. Treasury Strip -- Principal Only
   0.000% 5/15/15..........................    45,700,000      15,224,041
                                            -------------   -------------

Total U.S. Treasury Obligations
  (Cost $16,027,553).......................    47,795,000      17,610,371
                                            -------------   -------------

Total Bonds and Notes
  (Cost $188,206,960)...................... $ 217,436,492     194,654,685
                                            =============   -------------

SHORT-TERM INVESTMENTS -- 5.64%

Commercial Paper
  Conagra
   6.850% 1/2/98........................... $   1,560,000   $   1,559,703
  Orix Credit Alliance, Inc.
   7.000% 1/13/98..........................     2,550,000       2,544,050
  Orix Credit Alliance, Inc.
   7.000% 1/16/98..........................       650,000         648,104
  Pennsyvania Power & Light
   6.500% 1/6/98...........................     2,295,000       2,292,928
  Indiana Michigan Power Co.
   7.000% 1/5/98...........................     1,535,000       1,533,806
  Indiana Michigan Power Co.
   6.750% 1/9/98...........................     3,015,000       3,010,478
                                            -------------   -------------

Total Short-Term Investments
  (Cost $11,589,069)                        $  11,605,000      11,589,069
                                            =============   -------------

Total Investments .
  (Cost $199,796,029) (a)          100.45%                  $ 206,243,754
                                  ========                  =============

(a) Federal Income Tax Information:
    At December 31, 1997 the net unrealized
    depreciation on investments based on
    cost of $199,796,029 for federal income
    tax purposes is as follows:

    Aggregate gross unrealized appreciation
    for all investments and forward commitments
    in which there is an excess of market
    value over tax cost..................................   $   7,387,557


    Aggregate gross unrealized depreciation
    for all investments and forward
    commitments in which there is an
    excess of tax cost over market value.................        (939,832)
                                                            -------------
       Net unrealized appreciation.......................   $   6,447,725
                                                            =============

                      See Notes to Financial Statements.

MML Blend Fund

SCHEDULE OF INVESTMENTS
December 31, 1997

                                                 Number       Market
                                                   of          Value
                                                 Shares      (Note 2A)
                                                 ------      ---------
EQUITIES - 65.85%

Aerospace & Defense - 2.07%
 Raytheon Company (Class A)..................   142,000    $  7,002,304
 Raytheon Company (Class B)..................   410,000      20,705,000
 TRW, Inc....................................   440,200      23,495,675
                                              ---------    ------------
                                                992,200      51,202,979
                                              ---------    ------------
Agribusiness - .69%
 Archer-Daniels-Midland Company..............   789,915      17,130,887
                                              ---------    ------------

Apparel, Textiles, Shoes - .74%
 VF Corporation..............................   400,000      18,374,800
                                              ---------    ------------

Automotive & Parts - 3.16%
 Ford Motor Company..........................   465,600      22,668,667
 Genuine Parts Company.......................   685,500      23,263,814
 Goodyear Tire & Rubber Company..............   505,000      32,130,625
                                              ---------    ------------
                                              1,656,100      78,063,106
                                              ---------    ------------
Banking, Savings & Loans - 5.06%
 The Bank of New York Company Incorporated...   590,000      34,109,080
 Comerica, Incorporated......................   237,000      21,389,250
 CoreStates Financial Corporation............   207,800      16,636,884
 Norwest Corporation.........................   504,000      19,467,000
 Pacific Century Finance.....................   498,100      12,327,975
 Wachovia Corporation........................   260,000      21,092,500
                                              ---------    ------------
                                              2,296,900     125,022,689
                                              ---------    ------------
Beverages -- .81%
 Brown-Forman Corporation (Class B)..........   364,500      20,138,625
                                              ---------    ------------

Chemicals - 3.83%
 Air Products and Chemicals..................   159,400      13,110,650
 E.I. du Pont de Nemours and Company.........   292,000      17,538,103
 Engelhard Corp..............................   615,300      10,690,838
 The Lubrizol Corporation....................   300,300      11,073,563
 Nalco Chemical Company......................   417,700      16,525,047
 Rohm & Haas.................................   268,000      25,661,000
                                              ---------    ------------
                                              2,052,700      94,599,201
                                              ---------    ------------
Communications -- 1.08%
 GTE Corporation.............................   509,700      26,631,825
                                              ---------    ------------

Computers & Office Equipment - 5.73%
 Electronic Data Systems.....................   492,000      21,617,004
 Hewlett-Packard Company.....................   536,000      33,500,000
 International Business Machines Corporation.   302,000      31,577,724
 Pitney Bowes, Inc...........................   287,000      25,811,919
 Xerox Corporation...........................   396,000      29,229,552
                                              ---------    ------------
                                              2,013,000     141,736,199
                                              ---------    ------------
Containers - .31%
 Temple-inland, Inc..........................   145,000       7,585,240
                                              ---------    ------------

Cosmetic & Personal Care - 1.20%
 Kimberly-Clark Corporation..................   600,000      29,587,200
                                              ---------    ------------

Electric UtilitIes - 1.30%
 SCANA Corporation...........................   579,200      17,339,510
 Teco Energy Inc.............................   523,000      14,709,375
                                              ---------    ------------
                                              1,102,200      32,048,885
                                              ---------    ------------
Electrical Equipment & Electronics - 4.60%
 AMP, Inc....................................   700,000    $ 29,400,000
 General Electric Company....................   548,000      40,209,500
 Honeywell, Inc..............................   335,000      22,947,500
 Hubbell, Incorporated (Class B).............   431,880      21,296,867
                                              ---------    ------------
                                              2,014,880     113,853,867
                                              ---------    ------------
Energy - 4.65%
 Amoco Corporation...........................   332,000      28,261,500
 ENI, SPA - ADR..............................   245,800      14,025,840
 Kerr-McGee Corporation......................   190,000      12,029,280
 Mobil Corporation...........................   300,000      21,656,100
 Occidental Petroleum Corp...................   568,300      16,658,010
 Unocal Corporation..........................   578,000      22,433,335
                                              ---------    ------------
                                              2,214,100     115,064,065
                                              ---------    ------------
Financial Services -1.58%
 American Express Company....................   250,000      22,312,500
 American General Corp.......................   310,000      16,759,220
                                              ---------    ------------
                                                560,000      39,071,720
                                              ---------    ------------
Foods - 2.11%
 ConAgra, Inc................................   650,200      21,334,362
 CPC International, Inc......................   285,000      30,708,750
                                              ---------    ------------
                                                935,200      52,043,112
                                              ---------    ------------
Forest Products & Paper -- 1.34%
 Westvaco Corporation........................   450,012      14,147,027
 Weyerhaeuser Company........................   386,500      18,962,463
                                              ---------    ------------
                                                836,512      33,109,490
                                              ---------    ------------
Hardware & Tools - .65%
 The Stanley Works...........................   342,000      16,137,954
                                              ---------    ------------
Healthcare -- 4.97%
 Becton, Dickinson and Company...............   468,000      23,400,000
 Bristol-Myers Squibb Company................   546,000      51,665,250
 Pharmacia & Upjohn Inc......................   415,000      15,199,375
 Schering-Plough Corp........................   526,000      32,677,750
                                              ---------    ------------
                                              1,955,000     122,942,375
                                              ---------    ------------
Industrial Distribution - .82%
 W. W. Grainger, Inc.........................   208,000      20,214,896
                                              ---------    ------------

Industrial Transportation - 1.77%
 Burlington Northern.........................   229,200      21,301,160
 Norfolk Southern Corporation................   725,400      22,351,025
                                              ---------    ------------
                                                954,600      43,652,185
                                              ---------    ------------
Insurance - 4.29%
 Jefferson-Pilot Corporation.................   176,000      13,706,000
 Marsh & McLennan Companies, Inc.............   430,000      32,061,660
 MBIA, Inc...................................   451,000      30,132,212
 SAFECO Corporation..........................   618,000      30,127,500
                                              ---------    ------------
                                              1,675,000     106,027,372
                                              ---------    ------------
Machinery & Components - .84%
 Dover Corporation...........................   572,000      20,663,500
                                              ---------    ------------

MML Blend Fund

December 31, 1997


                                                Number        Market
                                                  of           Value
                                                Shares       (Note 2A)
                                                ------       ---------
EQUITIES (Continued)

Miscellaneous -- 2.06%
 Armstrong World Industries ...............     275,000    $ 20,556,250
 Harsco Corporation .......................     312,100      13,459,313
 Minnesota Mining &
  Manufacturing Company ...................     150,500      12,350,330
 Pall Corp ................................     220,800       4,567,690
                                            -----------    ------------
                                                958,400      50,933,583
                                            -----------    ------------
Photography -- .64%
 Eastman Kodak Company ....................     260,800      15,859,770
                                            -----------    ------------
Publishing & Printing -- 1.69%
 McGraw-Hill Companies, Inc. ..............     400,000      29,600,000
 R.R. Donnelley & Sons Company ............     326,500      12,162,125
                                            -----------    ------------
                                                726,500      41,762,125
                                            -----------    ------------
Retail -- 1.73%
 The May Department Stores Company ........     442,000      23,287,654
 Sears Roebuck and Company ................     430,300      19,471,075
                                            -----------    ------------
                                                872,300      42,758,729
                                            -----------    ------------
Retail -- Grocery -- 2.11%
 Albertson's, Inc. ........................     749,200      35,493,350
 American Stores Company ..................     805,400      16,560,635
                                            -----------    ------------
                                              1,554,600      52,053,985
                                            -----------    ------------
Telephone Utilities -- 2.42%
 Ameritech Corporation ....................     198,000      15,939,000
 Frontier Corporation .....................     706,000      16,987,772
 Pinnacle West Capital ....................     337,100      14,284,613
 Southern New England
  Telecommunications Corporation ..........     252,000      12,678,624
                                            -----------    ------------
                                              1,493,100      59,890,009
                                            -----------    ------------
Tobacco -- 1.60%
 Fortune Brands, Inc. .....................     460,600      17,070,757
 UST, Inc. ................................     607,600      22,442,921
                                            -----------    ------------
                                              1,068,200      39,513,678
                                            -----------    ------------
Total Equities
 (Cost $905,861,303)                                      1,627,674,051
                                                          -------------

                                                              Market
                                             Principal         Value
                                              Amount         (Note 2A)
                                             ---------       ---------
BONDS AND NOTES -- 20.17%

Asset Backed Securities -- 1.22%
Auto Receivables
 California Infrastructure SCE-1, 1997-1,
  Class A3
  6.170% 3/25/03 .......................... $   950,000         953,544
California Infrastructure SCE-1, 1997-1,
 Class A5
 6.280% 9/25/05 ...........................     650,000         653,062
California Infrastructure SDG&E-1, 1997-1,
 Class A5
 6.190% 9/25/05 ...........................     500,000         501,540
California Infrastructure PG&E-1, 1997-1,
 Class A4
 6.160% 6/25/03 ...........................   1,400,000       1,405,348
California infrastructure PG&E-1, 1997-1,
 Class A6
 6.320% 9/25/05 ...........................     600,000         605,226
Capita Equipment Receivables Trust 1996-1,
 Class A4
 6.280% 6/15/00 ...........................   4,000,000       4,016,480
Chase Manhattan RV Owner Trust 1997-A,
 Class A7
 6.140% 10/16/06 ..........................   4,500,000       4,505,310
Caterpillar Financial Asset Trust, 1997-B,
 Class A3
 6.160% 9/25/03 ...........................   3,100,000       3,093,800
Ford Credit 1994-B Grantor Trust
 7.300% 10/15/99 ..........................     318,786         321,176
Ford Credit Auto Owner Trust 1996-B,
 Class A-4
 6.300% 1/15/01 ...........................   6,000,000       6,022,500
Metlife Capital Equipment Loan Trust Series
 1997-A, Class A
 6.850% 5/20/08 ...........................   1,500,000       1,555,250
Railcar Trust No. 1992-1
 7.750% 6/1/04 ............................   1,331,309       1,398,421
World Omni 1995-A Automobile Lease
 Securitization Trust, Class A
 6.050% 11/25/01 ..........................   1,863,932       1,863,335
World Omni 1996-A Automobile Lease
 Securitization Trust, Class Al
 6.300% 6/25/02 ...........................   3,164,697       3,167,641
                                            -----------    ------------
Total Asset Backed Securities
 (Cost $29,878,724)                          29,878,724      30,057,633
                                            -----------    ------------
Corporate Debt -- 8.53%
 AirTouch Communications, Inc.
 7.500% 7/15/06 ...........................   4,000,000       4,246,840
America West Airlines 1996-1, Class A
 6.850% 7/2/09 ............................   4,209,089       4,273,741
American Airlines, Inc.
 9.780% 11/26/11 ..........................   4,899,260       5,868,088
AMR Corporation
 9.000% 8/1/12 ............................   2,000,000       2,373,020
Analog Devices, Inc.
 6.625% 3/1/00 ............................   1,500,000       1,508,880
Archer-Daniels Midland
 6.750% 12/15/27 ..........................   1,650,000       1,652,855
Associates Corporation of North America
 6.750% 8/1/01 ............................   4,000,000       4,065,480
Associates Corporation of North America
 6.500% 8/15/02 ...........................   2,000,000       2,019,400
Barrick Gold Corporation
 7.500% 5/1/07 ............................   4,250,000       4,469,173
Bell Atlantic Financial Services, Inc.
 6.610% 2/4/00 ............................   1,000,000       l,012,590
BHP Finance (USA) Limited
 6.420% 3/1/26 ............................   4,500,000       4,512,195
C I T Group Holdings
 6.375% 10/1/02 ...........................   4,000,000       4,009,640
CSX Corporation
 7.250% 5/1/27 ............................   4,500,000       4,944,780
Carlisle Companies Inc.
 7.250% 1/15/07 ...........................   2,250,000       2,331,990
Celulosa Arauco Constitucion
 6.950% 9/15/05 ...........................   2,500,000       2,497,775
Champion International Corporation
 6.400% 2/15/26 ...........................   3,500,000       3,479,315

MML Blend Fund

December 31, 1997

                                                                   Market
                                                   Principal        Value
                                                    Amount        (Note 2A)
                                                   ---------     -----------
BONDS AND NOTES (Continued)

Corporate Debt (Continued)
 Charles Schwab Corporation
  6.250% 11/23/03...........................   $   2,500,000    $   2,493,425
 CITGO Petroleum Corporation
  7.875% 5/15/06............................       1,000,000        1,048,500
 Columbia Gas System, Inc.
  6.610% 11/28/02...........................       3,000,000        3,025,560
 Comcast Cablevision
  8.375% 5/01/07............................       2,500,000        2,778,175
 Commercial Credit Company
  7.750% 3/1/05.............................       2,500,000        2,681,575
 Continental Airlines, Inc. Series 1996-B
  7.820% 10/15/13...........................       1,960,784        2,113,118
 Continental Airlines, Inc. Series 1996-2B
  8.560% 7/2/14.............................       1,701,186        1,935,066
 Coming Glass Works, Inc.
  8.875% 3/15/16............................         500,000          602,775
 Delta Air Lines, Inc.
  8.540% 1/2/07.............................       4,226,617        4,493,528
 English China Clays Delaware Inc.
  7.375% 10/1/02............................       1,000,000        1,037,450
 ERAC USA Finance Company 144A
  6.950% 1/15/06............................       1,500,000        1,536,300
 FBG Finance Ltd. 144A
  7.875% 6/1/16.............................       4,000,000        4,403,320
 Fletcher Challenge Ltd.
  7.750% 6/20/06............................       2,000,000        2,114,840
 Foodbrands America Inc.
  10.750% 5/15/06...........................       3,500,000        4,074,525
 Ford Motor Corporation
  8.450% 7/15/06............................       1,500,000        1,505,370
 Foster Wheeler Corporation
  6.750% 11/15/05...........................       2,000,000        2,012,640
 GTE Corporation
  9.100% 6/1/03.............................         775,000          867,799
 General American Transportation Corporation
  6.750% 3/1/06.............................       3,000,000        3,032,640
 General Electric Capital Corporation
  8.750% 5/21/07............................       1,500,000        1,763,595
 General Electric Capital Corporation
  6.500% 11/1/06............................       1,250,000        1,269,675
 General Mills
  8.900% 6/15/06............................       2,250,000        2,611,620
 General Motors Corporation
  9.125% 7/15/01............................       1,500,000        1,631,925
 Goldman Sachs Group, L.P. 144A
  6.200% 2/15/01............................       4,000,000        4,013,320
 Hershey Food Company
  7.200% 8/15/27............................       3,750,000        3,986,625
 Hilton Hotels Corporation
  7.000% 7/15/04............................       3,500,000        3,552,255
 Interpool Inc.
  7.350% 8/1/07.............................       2,000,000        2,000,520
 Korean Development Bank
  7.375% 9/14/04............................       1,500,000        1,200,315
 Leucadia National Corporation
  7.750% 8/15/13............................       3,000,000        3,102,630
 Lockheed Martin Corporation
  7.700% 6/15/08............................       4,000,000        4,326,880
 Mapco, Inc.
  7.250% 3/1/09.............................       3,750,000        3,911,663
 Millipore Corporation
  7.500% 4/1/07.............................       4,250,000        4,482,645
 Mobil Corporation
  8.625% 8/18/21............................       4,500,000        5,629,005
 Morgan Stanley Group
  6.875% 3/1/07.............................       6,500,000        6,641,375
 Newmont Mining Corporation
  8.625% 4/1/02.............................       5,000,000        5,370,650
 News America Holdings Incorporated
  9.250% 2/1/13.............................       4,000,000        4,764,360
 Norfolk Southern Corporation
  7.050% 5/1/37.............................       6,000,000        6,341,640
 North Finance (Bermuda) Limited 144A
  7.000% 9/15/05............................       4,000,000        4,084,240
 Petro Geo-Services
  7.500% 3/31/07............................         750,000          793,688
 Ralston Purina Company
  7.750% 10/1/15............................       2,000,000        2,175,080
 Raytheon Company
  6.750% 8/15/07............................       2,700,000        2,754,458
 Rite Aid Corporation
  6.700% 12/15/01...........................       2,000,000        2,021,360
 Rolls-Royce Capital Inc.
  7.125% 7/29/03............................       2,000,000        2,061,000
 Scholastic Corporation
  7.000% 12/15/03...........................       4,000,000        4,104,720
 TCI Communications, Inc.
  7.550% 9/2/03.............................       3,000,000        3,100,140
 Thomas & Betts Corporation
  8.250% 1/15/04............................       1,000,000        1,088,080
 Time Warner, Inc.
  7.750% 6/15/05............................       3,000,000        3,164,220
 Time Warner, Inc.
  6.100% 12/30/01...........................       4,750,000        4,654,144
 US Air, Inc.
  7.500% 10/15/09...........................         950,291          994,242
 US West Capital Funding Inc.
  6.850% 1/15/02............................       4,250,000        4,297,854
 Valassis Communications, Inc.
  9.550% 12/1/03............................       2,000,000        2,247,200
 Valero Energy Corporation
  6.750% 12/15/02...........................       2,000,000        2,009,820
 Worldcom Inc.
  7.750% 4/1/07.............................       2,500,000        2,684,724
 Worldcom Inc.
  9.375% 1/15/04............................       1,525,000        1,614,623
 W.R. Grace & Co.
  8.000% 8/15/04............................       5,000,000        5,410,200
                                               -------------    -------------
 Total Corporate Debt
  (Cost $202,174,033).......................     199,597,227      210,882,859
                                               -------------    -------------

U.S. Government Agency Obligations - 4.34%

Federal Home Loan Mortgage
 Corporation (FHLMC) - .51%

CollateralIzed Mortgage Obligations - .49%
 FHLMC Series 1322 Class G
  7.500% 2/15/07............................       5,000,000        5,132,800
 FHLMC Series 1460 Class H
  7.000% 5/15/07............................       1,789,000        1,834,834
 FHLMC Series 1490 Class PG
  6.300% 5/15/07............................       5,000,000        5,021,850
                                               -------------    -------------
                                                  11,789,000       11,989,484
Pass-Through Securities -- .02%
 FHLMC
  9.000% 3/1/17.............................         445,203          476,781
                                               -------------    -------------
                                                  12,234,203       12,466,265
                                               -------------    -------------

MML Blend Fund

December 31, 1997
                                                                   Market
                                                 Principal         Value
                                                   Amount        (Note 2A)
BONDS AND NOTES (Continued)                      ---------       ---------

Federal National Mortgage
Association (FNMA) - 1.21%

Collateralized Mortgage Obligations -- .73%
FNMA Series 1993-134 Class GA
  6.500%    2/25/07 .........................  $   5,000,000    $   5,014,050
 FNMA Series 1993-71 Class PG
  6.250%    7/25/07 .........................      8,000,000        8,012,480
 FNMA Series 1993-191 Class PD
  5.400%    3/25/04 .........................      1,240,567        1,234,365
 FNMA Series 1996-54 Class C
  6.000%    9/25/08 .........................      4,000,000        3,908,280
                                               -------------    -------------
                                                  18,240,567       18,169,175

Pass-Through Securities - .48%
 FNMA
  8.000%    5/1/13 ..........................      1,752,799        1,788,082
 FNMA
  6.500%    6/25/08 .........................      5,000,000        5,037,500
 FNMA
  6.250%    3/25/08 .........................      5,000,000        5,007,800
                                               -------------    -------------
                                                  11,752,799       11,833,382
                                               -------------    -------------
                                                  29,993,366       30,002,557
                                               -------------    -------------
Government National Mortgage
 Association (GNMA) - 1.86%

Collateralized Mortgage Obligations - .06%
 JHM Acceptance Corporation, Series E,
  Class 5
  8.960%    4/1/19 ..........................      1,548,083        1,619,681
                                               -------------    -------------

Pass-Through Securities - 1.80%
 GNMA
  7.000%    4/5/23 - 11/15/23 ...............      4,950,886        5,008,118
 GNMA
  7.500%    9/15/16 - 10/15/17 ..............      3,601,806        3,725,600
 GNMA
  8.000%    1/15/07 - 5/15/08 ...............      9,817,815       10,309,687
 GNMA
  9.000%    8/15/08 - 9/15/09 ...............      1,826,841        1,983,767
 GNMA - ARMS
  5.500%    10/20/27 - 12/20/27 .............      9,355,504        9,372,538
 GNMA - ARMS
  6.000%    8/20/25 - 8/20/27 ...............     13,758,553       13,996,763
                                               -------------    -------------
                                                  43,311,405       44,396,473
                                               -------------    -------------
                                                  44,859,488       46,016,154
                                               -------------    -------------
U.S. Government Guaranteed Notes - .76%
 1994-A Abilene, TX
  5.780%    8/1/98 ..........................         70,000           69,922
 1994-A Bakersfield, CA
  5.780%    8/1/98 ..........................        245,000          244,728
 1994-A Barberton, OH
  5.780%    8/1/98 ..........................         75,000           74,917
 1994-A Buffalo, NY
  5.780%    8/1/98 ..........................        375,000          374,584
 1991-A Caguas, PR
  8.740%    8/1/01 ..........................        280,000          301,700
 1991-A Council Bluffs, IA
  8.740%    8/1/01 ..........................        155,000          167,013
 1994-A Cumberland, MD
  5.780%    8/1/98 ..........................         55,000           54,939
 1994-A Elizabeth, NJ
  5.780%    8/1/98 ..........................         75,000           74,917
 1994-A Erie, PA
  5.780%    8/1/98 ..........................         70,000           69,922
 1994-A Euclid, OH
  5.780%    8/1/98 ..........................        105,000          104,883
 1994-A Fairfax County, VA
  5.780%    8/1/98 ..........................        110,000          109,878
 1991-A Fairfax County, VA
  8.740%    8/1/01 ..........................         85,000           91,588
 1991-A Fajardo, PR
  8.740%    8/1/01 ..........................        210,000          226,275
 1994-A Fort Myers, FL
  5.780%    8/1/98 ..........................        135,000          134,850
 1991-A Gasden, AL
  8.740%    8/1/01 ..........................        100,000          107,750
 1994-A Lawrence, MA
  5.780%    8/1/98 ..........................         40,000           39,956
 1991-A Lorain, OH
  8.740%    8/1/01 ..........................         30,000           32,325
 1994-A Los Angeles County, CA
  5.780%    8/1/98 ..........................        175,000          174,806
 1994-A Mayaguez, PR
  5.780%    8/1/98 ..........................         65,000           64,928
 1991-A Mayaguez, PR
  8.740%    8/1/01 ..........................        150,000          161,625
 1994-A Mobile, AL
  5.780%    8/1/98 ..........................        205,000          204,772
 1994-A Montgomery County, PA
  5.780%    8/1/98 ..........................        230,000          229,745
 1994-A New Orleans, LA
  5.780%    8/1/98 ..........................        175,000          174,806
 1994-A Ocean Shores, WA
  5.780%    8/1/98 ..........................        110,000          109,878
 1994-A Pasadena, CA
  5.780%    8/1/98 ..........................        140,000          139,845
 1994-A Providence, RI
  5.780%    8/1/98 ..........................         50,000           49,945
 1994-A Reading, PA
  5.780%    8/1/98 ..........................         65,000           64,928
 1994-A Roanoke, VA
  5.780%    8/1/98 ..........................        210,000          209,767
 1994-A Rochester, NY
  5.780%    8/1/98 ..........................        165,000          164,817
 1991-A Rochester, NY
  8.650%    8/1/00 ..........................      4,295,000        4,543,293
 1994-A Sacramento, CA
  5.780%    8/1/98 ..........................        300,000          299,667
 1994-A Syracuse, NY
  5.780%    8/1/98 ..........................         50,000           49,945
 1994-A Tacoma, WA
  5.780%    8/1/98 ..........................        155,000          154,828
 1994-A Trenton, NJ
  5.780%    8/1/98 ..........................        130,000          129,856
 1994-A Virginia Beach, VA
  5.780%    8/1/98 ..........................        260,000          259,711
 1994-A Waterford Township, MI
  5.780%    8/1/98 ..........................         55,000           54,939

MML Blend Fund

December 31, 1997
                                                                   Market
                                                   Principal       Value
                                                    Amount        (Note 2A)
                                                   ---------      ---------
BONDS AND NOTES (Continued)
 1994-A West Palm Beach, FL
  5.780%    8/1/98 ..........................  $     105,000    $     104,883
 U.S. Department of Housing and Urban
   Development, Series 1995-A
  8.240%    8/1/02 ..........................      8,475,000        9,208,849
                                               -------------    -------------
                                                  17,780,000       18,835,980
                                               -------------    -------------
Total U.S. Government Agency Obligations
  (Cost $104,466,138)                            104,867,057      107,320,956
                                               -------------    -------------

U.S. Treasury Obligations - 6.08%

U.S. Treasury Bonds - 3.41%
 U.S. Treasury Bond
  8.750%    5/15/17 .........................     34,500,000       45,232,606
 U.S. Treasury Bond
  7.250%    5/15/16 .........................     34,250,000       39,012,805
                                               -------------    -------------
                                                  68,750,000       84,245,411
                                               -------------    -------------
U.S. Treasury Notes - 2.10%
 U.S. Treasury Note
  6.375%    1/15/99 .........................     11,000,000       11,084,260
 U.S. Treasury Note
  6.500%    5/31/01 .........................      9,000,000        9,213,750
 U.S. Treasury Note
  7.125%    2/29/00 .........................      3,000,000        3,086,730
 U.S. Treasury Note
  7.750%    1/31/00 .........................      1,900,000        1,976,000
 U.S. Treasury Note
  6.375%    5/15/00 .........................      5,000,000        5,075,000
 U.S. Treasury Note
  6.125%    5/15/98 .........................      8,200,000        8,217,957
 U.S. Treasury Note
  5.875%    1/31/99 .........................      2,000,000        2,004,680
 U.S. Treasury Note
  6.375%    5/15/99 .........................      6,000,000        6,055,320
 U.S. Treasury Note
  6.875%    5/15/06 .........................        250,000          267,500
 U.S. Treasury Note
  7.250%    5/15/04 .........................      3,000,000        3,237,660
 U.S. Treasury Note
  7.250%    8/15/04 .........................      1,500,000        1,621,170
                                               -------------    -------------
                                                  50,850,000       51,840,027
                                               -------------    -------------
U.S. Treasury Strips - .57%
 U.S. Treasury Strip -- Principal only
  0.000%    2/15/99 .........................      9,750,000        9,160,906
 U.S. Treasury Strip -- Principal only
  0.000%    2/15/10 .........................      2,500,000        1,224,775
 U.S. Treasury Strip -- Principal only
  0.000%    8/15/15 .........................      2,000,000          696,760
 U.S. Treasury Strip -- Principal only
  0.000%    2/15/17 .........................      9,500,000        3,017,105
                                               -------------    -------------
                                                  23,750,000       14,099,546
                                               -------------    -------------
Total U.S. Treasury Obligations
  (Cost $142,913,637) .......................    143,350,000      150,184,984
                                               -------------    -------------

Total Bonds and Notes
  (Cost $479,490,911) .......................  $ 477,693,008      498,446,432
                                               =============    -------------

SHORT-TERM INVESTMENTS -21.66%

Commercial Paper
 Aristar, Inc.
  5.730%    1/26/98 .........................     10,645,000       10,600,289
 Aristar, Inc.
  5.950%    2/4/98 ..........................      9,540,000        9,485,039
 Aristar, Inc.
  5.870%    2/23/98 .........................      8,220,000        8,146,180
 Baxter International Inc.
  5.800%    4/15/98 .........................     10,000,000        9,826,458
 Baxter International Inc.
  5.900%    4/29/98 .........................      8,635,000        8,465,166
 Baxter International Inc.
  5.950%    3/12/98 .........................      7,170,000        7,085,862
 Caterpillar Financial Service Corp.
  5.520%    1/12/98 .........................      6,470,000        6,458,339
 Caterpillar Financial Service Corp.
  5.520%    2/10/98 .........................     10,030,000        9,963,133
 Caterpillar Financial Service Corp.
  5.700%    3/27/98 .........................     14,930,000       14,717,787
 Comdisco, Inc.
  5.730%    1/16/98 .........................      6,185,000        6,169,590
 Comdisco, Inc.
  5.720%    1/20/98 .........................      7,000,000        6,978,021
 Comdisco, Inc.
  5.770%    1/21/98 .........................     11,515,000       11,476,308
 Comdisco, Inc.
  5.780%    1/27/98 .........................     11,075,000       11,027,415
 Comdisco, Inc.
  5.980%    2/17/98 .........................      2,340,000        2,321,670
 Comdisco, Inc.
  6.000%    3/13/98 .........................      7,000,000        6,916,700
 Conagra
  5.720%    1/23/98 .........................      6,010,000        5,988,150
 Crown Cork & Seal Company, Inc.
  5.720%    1/22/98 .........................      9,000,000        8,967,726
 Crown Cork & Seal Company, Inc.
  5.970%    1/5/98 ..........................      6,495,000        6,490,692
 Crown Cork & Seal Company, Inc.
  6.070%    3/31/98 .........................      8,025,000        7,905,628
 Dana Credit Corp.
  6.020%    2/24/98 .........................     10,125,000       10,033,875
 Dana Credit Corp.
  6.070%    3/5/98 ..........................      9,000,000        8,904,800
 Dana Credit Corp.
  5.810%    3/19/98 .........................     10,250,000       10,120,969
 Dominion Resources, Inc.
  5.720%    1/13/98 .........................     10,580,000       10,558,912
 Dominion Resources, Inc.
  5.780%    1/26/98 .........................      1,785,000        1,777,503
 Dominion Resources, Inc.
  5.950%    1/6/98 ..........................      7,760,000        7,753,587
 Dominion Resources, Inc.
  5.950%    2/26/98 .........................     11,000,000       10,893,911
 Dominion Resources, Inc.
  5.970%    2/25/98 .........................      6,235,000        6,176,893
 Eastman Chemical Company
  6.420%    1/5/98 ..........................      6,000,000        5,995,720
 Echlin Inc.
  5.740%    2/11/98 .........................     10,000,000        9,930,528
 Echlin Inc.
  5.900%    2/23/98 .........................      2,070,000        2,051,410

MML Blend Fund

December 31, 1997
                                                                   Market
                                                  Principal         Value
                                                   Amount         (Note 2A)
                                                  ---------       ---------
SHORT-TERM INVESTMENTS (Continued)

Commercial Paper (Continued)
 Echlin Inc.
  5.950%    3/20/98 .........................  $   7,325,000    $   7,229,358
 Echlin Inc.
  5.950%    3/23/98 .........................      7,000,000        6,905,131
 Echlin Inc.
  5.950%    2/5/98 ..........................      5,635,000        5,602,403
 Enron Corporation
  5.730%    2/20/98 .........................     10,500,000       10,412,500
 Finova Capital Corporation
  5.590%    1/14/98 .........................      5,325,000        5,313,310
 Goldman Sachs & Company
  5.740%    3/26/98 .........................      5,945,000        5,861,481
 Goldman Sachs & Company
  5.700%    3/16/98 .........................      8,185,000        8,083,540
 H J Heinz Company
  5.550%    6/22/98 .........................      7,470,000        7,256,410
 Illinois Power Company DTC
  5.820%    2/3/98 ..........................     10,000,000        9,945,000
 Illinois Power Company DTC
  5.920%    2/18/98 .........................      8,625,000        8,554,850
 Illinois Power Company DTC
  5.950%     2/19/98 ........................      5,920,000        5,870,042
 Illinois Power Company DTC
  6.200%     1/29/98 ........................      2,300,000        2,288,909
 ORIX Credit  Alliance, Inc.
  5.770%     1/28/98 ........................      8,360,000        8,322,077
 ORIX Credit Alliance, Inc.
  5.800%     1/20/98 ........................      1,020,000        1,016,797
 ORIX Credit Alliance, Inc.
  5.800%     1/23/98 ........................      4,460,000        4,443,785
 ORIX Credit Alliance, Inc.
  5.800%     2/2/98 .........................      7,000,000        6,962,667
 ORIX Credit Alliance, Inc.
  5.850%     1/9/98 .........................     11,510,000       11,494,913
 ORIX Credit Alliance, Inc.
  6.050%     3/6/98 .........................      6,540,000        6,469,740
 ORIX Credit Alliance, Inc.
  6.050%     3/24/98 ........................      6,690,000        6,598,226
 Public Service Company of Colorado
  5.700%     1/7/98 .........................      3,860,000        3,856,142
 Public Service Company of Colorado
  5.780%     1/14/98 ........................      5,150,000        5,138,694
 Public Service Electric & Gas Company
  5.800%     2/6/98 .........................     14,200,000       14,114,800
 Public Service Electric & Gas Company
  5.800%     2/4/98 .........................      6,265,000        6,228,907
 Public Service Electric & Gas Company
  5.800%     2/5/98 .........................      7,680,000        7,633,707
 Public Service Electric & Gas Company
  5.800%     2/9/98 .........................     12,975,000       12,890,663
 Rayonier Inc.
  6.050%     1/20/98 ........................      3,880,000        3,867,611
 Rite Aid Corporation
  5.770%     1/15/98 ........................     12,070,000       12,040,997
 Ryder System Inc.
  6.220%     3/3/98 .........................      3,675,000        3,637,341
 Textron Financial Corporation
  5.900%     2/13/98 ........................      8,760,000        8,697,220
 Textron Financial Corporation
  5.970%    2/27/98 .........................      7,850,000        7,775,425
 Textron Financial Corporation
  6.100%    1/2/98 ..........................      9,000,000        8,998,475
 Textron Financial Corporation
  5.870%    3/2/98 ..........................     14,590,000       14,442,904
 Tyson Foods Inc. DTC
  5.810%    1/8/98 ..........................     10,400,000       10,388,251
 Tyson Foods Inc. DTC
  5.950%    2/12/98 .........................     10,750,000       10,672,242
 Union Camp Corp.
  5.600%    1/30/98 .........................     10,000,000        9,951,667
 Union Camp Corp.
  5.670%    1/29/98 .........................      8,525,000        8,484,239
 Union Camp Corp.
  5.600%    2/17/98 .........................      6,650,000        6,597,908
 Walt Disney Company
  5.700%    1/7/98 ..........................      8,270,000        8,262,143
                                               -------------    -------------
 Total Short-Term Investments
   (Cost $535,623,717)                         $ 539,450,000      535,498,736
                                               =============    -------------

Total Investments --
  (Cost $1,920,975,931) (a)           107.68%                  $2,661,619,219
                                     ========                  ==============

(a) Federal Income Tax Information: At December 31, 1997 the net unrealized appreciation on investments and forward commitment contracts based on cost of $1,921,001,471 for federal income tax purposes is as follows:

    Aggregate gross unrealized appreciation for all
    investments and forward commitments in which
    there is an excess of market value over tax cost..........  $ 743,104,782

    Aggregate gross unrealized depreciation for
    all investments and forward commitments in
    which there is an excess of tax cost over
    market value..............................................     (2,487,034)
                                                                -------------

       Net unrealized appreciation............................  $ 740,617,748
                                                                =============

                      See Notes to Financial Statements.

MML Series Investment Fund

Notes To Financial Statements

1. HISTORY

MML Series Investment Fund (the "MML Trust") is registered under the Investment Company Act of 1940 as a no-load, registered open end, management investment company. MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund (the "Funds") are four series of shares of the MML Trust. The MML Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust.

The MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of the MML Trust are not offered to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Investment Valuation

   Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted, or there is no reported sale price, the bid price of the prior trade date will be used. Long-term bonds are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which determines valuations taking into account appropriate factors such as institutional-size, trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

   For MML Equity Fund, MML Managed Bond Fund, and MML Blend Fund, short-term securities with more than sixty days to maturity from the date of purchase are valued at market and short-term securities having a maturity from the date of purchase of sixty days or less are valued at amortized cost. MML Money Market Fund's portfolio securities are valued at amortized cost in accordance with a rule of the Securities and Exchange Commission pursuant to which MML Money Market Fund must adhere to certain conditions. It is the intention of MML Money Market Fund to maintain a per share net asset value of $1.00.

   B. Accounting For Investments

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on short-term securities are amortized in determining interest income.

   The cost basis of long-term bonds is not adjusted for amortization of premium or accrual of discount since MML Managed Bond Fund and MML Blend Fund do not generally intend to hold such investments until maturity; however, the MML Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. Federal Income Tax

   The MML Trust has established a policy for each of the Funds to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Funds will not be subject to federal income tax on any net investment income and any net capital gains to the extent they are distributed or are deemed to have been distributed to shareholders. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

   Pursuant to section 852 of the Internal Revenue Code, the MML Equity Fund, MML Managed Bond Fund and MML Blend Fund designated $142,233,936; $71,702 and $161,997,877; respectively, as capital gain dividends for the year ended December 31, 1997.

    D. Forward Commitments

    Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. The Funds may also use forward commitments to take delivery of the underlying security rather than closing out the forward contract. Forward commitments are not used for purposes of trading. Settlement for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Fund generally does not take delivery on these forward commitments, but such commitments are instead settled with offsetting transactions. When a forward commitment contract is closed, the Funds record a realized gain or loss. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Fund monitors exposure to ensure counterparties are credit worthy and concentration of exposure is minimized. The Funds instruct the custodian to segregate liquid high quality assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the forward commitment is determined by management using a commonly accepted pricing model and fluctuates based upon changes in the value of the underlying security and market repo rates. Such rates equate the counterparty's cost to purchase and finance the underlying security to the earnings received on the security and forward delivery proceeds. The Funds record on a daily basis the unrealized appreciation/depreciation based upon changes in the value of the forward commitment. At December 31, 1997, the Fund did not have any open forward commitments. At December 31, 1996 the Funds had open forward commitments totaling $4,981,445 and recognized unrealized depreciation of ($6,345).

    E. Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  CAPITAL LOSS CARRYFORWARD

The accumulated net realized loss on investments for the MML Money Market Fund results in a capital loss carryforward of $13,540 which is available for federal income tax purposes to offset future capital gains. Of the total carryforward, $1,639 expires December 31, 1998, $1,204 expires December 31, 2000, $201 expires December 31, 2001, $5,364 expires December 31, 2002 and $841 expires December 31, 2003 and $4,291 expires December 31, 2005.

4. INVESTMENT MANAGEMENT FEE

MassMutual provides all investment advisory, management and administrative services needed by the Funds. For acting as such, MassMutual receives a quarterly fee from each Fund at the annual rate of .50% of the first $100,000,000 of the average daily net asset value of each Fund, .45% of the next $200,000,000, .40% of the next $200,000,000, and .35% of any excess over
$500,000,000.

MassMutual has entered into investment sub-advisory agreements with David L. Babson and Company, Inc. ("Babson"), a wholly-owned subsidiary of DLB Acquisition Corporation which is a controlled subsidiary of MassMutual. The agreements provide that Babson manage the assets of MML Equity Fund and the assets of the Equity Sector of the MML Blend Fund. MassMutual pays Babson a quarterly fee equal to an annual rate of .13% of the average daily net asset value of MML Equity Fund and the Equity Sector of MML Blend Fund.

MassMutual has agreed, at least through April 30, 1998, to bear the expenses of the Funds to the extent that the aggregate expenses (excluding each Fund's management fee, interest, taxes, brokerage commissions and extraordinary expenses) incurred during each Fund's fiscal year exceed .11% of the average daily net asset value of each Fund for such year. For the period ended December 31, 1997, MassMutual was not required to reimburse the Funds for any expenses.

 5.   PURCHASES AND SALES OF INVESTMENTS AND FORWARD COMMITMENTS

                                                                                                            Proceeds
      For the Year Ended                                                                   Acquisition     from Sales
      December 31, 1997                                                                       Cost       and Maturities
      -----------------                                                                   -------------  --------------
      Investments
      -----------
      MML EQUITY FUND
        Equities........................................................................ $  636,342,513  $  334,208,330
        Short-term investments..........................................................  3,588,092,265   3,606,895,074

      MML MONEY MARKET FUND
        Short-term investments..........................................................    978,044,094     990,172,840

      MML MANAGED BOND FUND
        Bonds and notes.................................................................     39,278,875      33,639,466
        U.S. Government investments -- long-term........................................     52,687,803      51,189,530
        Short-term investments..........................................................    449,022,794     439,041,898

      MML BLEND FUND
        Equities........................................................................    325,134,426     310,468,668
        Bonds and notes.................................................................    102,543,630      66,027,174
        U.S. Government investments -- long-term........................................    175,305,881     143,686,848
        Short-term investments..........................................................  2,659,764,378   2,624,082,000

                                                                                                               Cost
      Forward Commitments                                                                                  of Contracts
      -------------------                                                                                  ------------
      MML BLEND FUND
        U.S. Treasury and GNMA Forward Commitment Contracts:
        Contracts opened................................................................                   $  4,978,907
        Contracts closed................................................................                      9,960,352
        Outstanding at December 31, 1997................................................                              0

 6.   NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS

                                                                                          MML             MML
                                                                          MML            Money          Managed             MML
      For the Year Ended                                                 Equity          Market           Bond             Blend
      December 31, 1997                                                   Fund            Fund            Fund              Fund
      -----------------                                                  ------          ------         -------           --------
      Shares
       Reinvestment of dividends...............................         2,662,123       7,322,166        1,010,861        5,871,667
       Sales of shares.........................................         9,271,802     149,151,177        2,489,815        6,389,317
       Redemptions of shares...................................        (2,391,566)   (160,539,000)      (2,025,214)      (4,905,462)
                                                                  ---------------  --------------     ------------   --------------
       Net increase (decrease).................................         9,542,359      (4,065,657)       1,475,462        7,355,522
                                                                  ===============  ==============     ============   ==============

      Amount
       Reinvestment of dividends...............................   $    79,295,107  $    7,322,166     $ 12,205,431   $  134,231,230
       Sales of shares.........................................       316,494,460     149,151,177       30,449,264      152,709,148
       Redemptions of shares...................................       (82,014,563)   (160,539,000)     (24,651,298)    (118,326,146)
                                                                  ---------------  --------------     ------------   --------------
       Net increase (decrease).................................   $   313,775,004  $   (4,065,657)    $ 18,003,397   $  168,614,232
                                                                  ===============  ==============     ============   ==============

                                                                                          MML             MML
                                                                          MML            Money          Managed             MML
      For the Year Ended                                                 Equity          Market           Bond             Blend
      December 31, 1996                                                   Fund            Fund            Fund              Fund
      -----------------                                                  ------          ------         -------            ------
      Shares
       Reinvestment of dividends...............................         1,828,658       6,040,304          891,160        5,306,755
       Sales of shares.........................................        10,091,590     124,468,969        2,922,396        7,200,298
       Redemptions of shares...................................        (2,955,578)    (94,198,432)      (1,491,952)      (6,061,613)
                                                                  ---------------   -------------     ------------    -------------
       Net increase............................................         8,964,670      36,310,841        2,321,604        6,445,440
                                                                  ===============   =============     ============    =============
      Amount
       Reinvestment of dividends...............................   $    47,407,259   $   6,040,304     $ 10,670,172    $ 110,096,240
       Sales of shares.........................................       284,667,043     124,468,969       35,191,792      154,685,163
       Redemptions of shares...................................       (83,541,731)    (94,198,432)     (18,019,376)    (131,731,229)
                                                                  ---------------   -------------     ------------    -------------
       Net increase............................................   $   248,532,571   $  36,310,841     $ 27,842,588    $ 133,050,174
                                                                  ===============   =============     ============    =============

                                   APPENDIX
                              SECURITIES RATINGS

This is a description of Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") commercial paper and bond ratings:

I.  Commercial Paper Ratings:

S&P Commercial Paper Ratings - are graded into four categories, ranging from `A' for the highest quality obligations to `D' for the lowest. `A' Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The A-1 and A-2 categories are described as follows:

   "A-1": This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

   "A-2": Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

Moody's Commercial Paper Ratings - employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

   Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     .    Leading market positions in well-established industries.

     .    High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.

   Prime-2: Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

II.  Bond Ratings

S&P describes its four highest ratings for corporate debt as follows:

 A:AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 B:BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's describes its four highest corporate bond ratings as follows:

 Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.

   A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

 Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P describes its below investment grade ratings for corporate debt as follows:

 BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation, "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB - Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

   B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

 CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

  CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

   C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

   D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's describes its below investment grade corporate bond ratings as follows:

  Ba - Bonds which are rated Ba are judged to have speculative elements;
       their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

 Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              MML EQUITY INDEX FUND

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MML EQUITY INDEX FUND DATED MAY 1, 1998, AS AMENDED FROM TIME TO TIME (THE "PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM THE SECRETARY, MML SERIES INVESTMENT FUND, 1295 STATE STREET, SPRINGFIELD, MASSACHUSETTS 01111.


                                DATED MAY 1, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION .......................................................    3

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES ..............................    3

INVESTMENT RESTRICTIONS ...................................................    5

MANAGEMENT OF MML TRUST ...................................................    6

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES .......................   11

INVESTMENT MANAGEMENT AND OTHER SERVICES ..................................   12

PORTFOLIO TRANSACTIONS ....................................................   13

CAPITAL SHARES ............................................................   14

PURCHASE, REDEMPTION AND PRICING OF
  SECURITIES BEING OFFERED ................................................   14

TAX STATUS ................................................................   15

CERTAIN TAX AND ACCOUNTING INFORMATION ....................................   15

INVESTMENT PERFORMANCE ....................................................   16

EXPERTS ...................................................................   16

REPORT OF INDEPENDENT ACCOUNTANTS .........................................  F-1

FINANCIAL STATEMENTS OF MML EQUITY INDEX FUND

     (1)  Statement of Assets and Liabilities
          As of December 31, 1997 .........................................  F-2

     (2)  Statement of Operations
          For the period from May 1, 1997 (Commencement of Operations)
          through December 31, 1997 .......................................  F-3

     (3)  Statement of Changes in Net Assets
          For the period from May 1, 1997 (Commencement of Operations)
          through December 31, 1997 .......................................  F-4

     (4)  Financial Highlights ............................................  F-5

     (5)  Schedules of Investments
          As of December 31, 1997 .........................................  F-6

     (6)  Notes to Financial Statements ................................... F-12

APPENDIX - Securities Ratings .............................................  A-1

                            I. GENERAL INFORMATION


MML Series Investment Fund ("MML Trust") is a no-load, open-end investment management company having separate investment portfolios, each of which has its own investment objectives and policies and is designed to meet different investor needs. This Statement of Additional Information provides information regarding MML Equity Index Fund (the "Fund"), a non-diversified investment portfolio of MML Trust.

MML Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time (the "Declaration of Trust"). MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and its life insurance company subsidiaries, including MML Bay State Life Insurance Company. Shares of the Fund are offered solely to separate investment accounts established by MassMutual and its life insurance company subsidiaries.

MassMutual is responsible for providing all investment advisory, management, and administrative services needed by the Fund pursuant to an investment management agreement with MML Trust, on behalf of the Fund. MassMutual has entered into an investment sub-advisory agreement with Mellon Equity Associates, LLP ("Mellon Equity"), which provides that Mellon Equity will serve as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. Both MassMutual and Mellon Equity are registered with the Securities and Exchange Commission (the "SEC") as investment advisers under the Investment Advisers Act of 1940, as amended. (MassMutual and Mellon Equity are referred to hereinafter collectively as the "Advisers.")

               II.  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The following information supplements and should be read in conjunction with the discussion of the Fund's investment objective, techniques and policies described in the Prospectus. The fundamental investment objective and investment restrictions of the Fund (as described in the Prospectus and below) may not be changed without a vote of a majority of the Fund's outstanding shares. A "majority of the outstanding shares" of the Fund means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting of the shareholders if more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the Fund's outstanding shares. All other investment policies and techniques of the Fund may be changed by the Board of Trustees of MML Trust without a vote of shareholders. For example, such other policies and techniques include investment in new types of hedging programs which may be devised in the future, or which are presently in disuse but may become more prominent in the future, and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the present policies of the Fund. In managing its portfolios of investments, the Fund may purchase various securities, investment related instruments and make use of various investment techniques, including those described below.

Other Portfolio Securities

Money Market Instruments. The Fund may invest, in the circumstances described
------------------------
under "MML Equity Index Fund-Management Policies" in the Fund's Prospectus, in the following types of money market instruments.

   U.S. Government Securities - Securities issued or guaranteed by the U.S.
   --------------------------
   Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations from the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support for such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

   Repurchase Agreements - In a repurchase agreement, the Fund buys, and the
   ---------------------
   seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. However, if the seller defaults, the Fund may realize a loss on the sale of the underlying security. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying securities to the seller's estate.

   Bank Obligations - The Fund may purchase certificates of deposit, time
   ----------------
   deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

   Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

   Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

   Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instruments upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

   Commercial Paper - Commercial paper consists of short-term, unsecured
   ----------------
   promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("S&P"), a division of The McGraw-Hill Companies, Inc., (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody's or at least AA- by S&P, or (c) if unrated, determined by Mellon Equity to be of comparable quality to those rated obligations which may be purchased by the Fund.

Management Policies

Lending Portfolio Securities. The SEC currently requires that the following
----------------------------
conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

In connection with its securities lending transactions, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of cash collateral received for securities loaned.

Derivatives. The Fund may invest in Derivatives (as defined in the Prospectus)
-----------
in anticipation of taking a market position when, in the opinion of Mellon Equity, available cash balances do not permit an economically efficient trade in the cash market. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed.

Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Fund's performance.

Investments in Derivatives may lower the Fund's return or result in a loss. The Fund also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.

Stock Index Futures. A stock index future obligates the Fund to pay or receive
-------------------
an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day. The Fund purchases and sells futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Using futures in anticipation of market transactions involves certain risks. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, the price of stock index futures may not correlate perfectly with the movement in the stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, the use of stock index futures may not result in a successful hedging transaction.

In connection with its futures transactions, the Fund may be required to establish and maintain at its custodian bank or a registered futures commission merchant a segregated account consisting of cash or high quality money market instruments in an amount equal to the market value of the underlying commodity less any amount deposited as margin.

Standard & Poor's Depositary Receipts ("SPDRs"). The Fund may invest in SPDRs
---------------------------------------------
when, in the opinion of Mellon Equity, available cash balances would not otherwise allow the Fund to invest such cash balances in a manner which adequately corresponds to the Index. Investments in SPDRs typically require less available cash balances than do investments in stock index futures.

SPDRs represent an interest in the portfolio of S&P 500 stocks held by a unit investment trust. SPDRs trade on the American Stock Exchange and may be bought and sold like common stock at any time during the trading day. An investment in SPDRs is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500 Composite Stock Price Index (the "Index").

                         III. INVESTMENT RESTRICTIONS

The following is a description of certain restrictions on investments of the Fund which may not be changed without a vote of a majority of the outstanding shares of the Fund.

The Fund will not:

   1. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and except that the Fund may deposit and maintain funds with its custodian or brokers as margin in connection with its use of financial futures contracts;

   2. Purchase commodities or commodity contracts, except to the extent that the Fund may enter into futures contracts, as described in the Prospectus and this Statement of Additional Information;

   3. Borrow money or pledge, mortgage or hypothecate its assets, except as described in the Fund's Prospectus and the Statement of Additional Information and in connection with entering into futures contracts. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund's assets;


   4. Act as an underwriter of securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933, as amended (so-called "restricted securities"). The Fund may not enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable, if, in the aggregate more than 10% of the value of the Fund's net assets would be so invested. The Fund will not enter into time deposits maturing in more than seven days and time deposits maturing from two business through seven calendar days will not exceed 10% of the Fund's total assets;

   5. Write, purchase or sell puts, calls or combinations thereof;

   6. Make loans to any officer, Trustee or employee of MML Trust or to any officer, director or employee of MassMutual, or to MassMutual;

   7. Purchase or sell real estate or interests in real estate, although the Fund may purchase and sell marketable securities secured by, or of companies investing or dealing in, real estate;

   8. Purchase securities of investment companies except as permitted under the Investment Company Act of 1940, as amended (the "1940 Act");

   9. Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Index also is so concentrated;

   10.Make loans, except through the acquisition of bonds, debentures, notes, commercial paper, bankers' acceptances or other evidences of indebtedness in which the Fund is authorized to invest. However, the Fund may lend portfolio securities with respect to not more than 10% of the total assets of the Fund taken at current value; or

   11.Issue senior securities, except to evidence borrowings permitted by investment restriction (3) described above.

   In addition to the investment restrictions adopted as fundamental policies set forth above, the Fund operates with certain non-fundamental policies which may be changed by vote of a majority of the Board members at any time. The Fund may not sell securities short, but reserves the right to sell securities short against the box. If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                          IV. MANAGEMENT OF MML TRUST

MML Trust has a Board of Trustees, a majority of whom are not "interested persons," as defined in the 1940 Act, of MML Trust. The Board of Trustees has established an Advisory Board that has advisory functions only as to investments made by MML Trust. Trustees of MML Trust, members of the Advisory Board, and principal officers of MML Trust are listed below together with information on their age, address, positions with MML Trust, principal occupations during the past five years and other principal business affiliations.

Gary E. Wendlandt*                        Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA 01111
Age: 47

Chief Investment Officer (since 1993) and Executive Vice President, MassMutual; Chairman (since 1995), President (1983-1995) and Trustee, MassMutual Corporate Investors (closed-end investment company); Chairman (since 1995), President (1988-1995) and Trustee, MassMutual Participation Investors (closed-end investment company); Chairman (since 1996), Antares Leveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Director, Oppenheimer Acquisition Corporation (holding company for investment advisers); Supervisory Director, MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation; Chairman (since 1994), Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Trust); Director, Merrill Lynch Derivative Products, Inc.; Chairman and Chief Executive Officer (since 1994), MassMutual Institutional Funds (open-end investment company).

Ronald J. Abdow                           Trustee of MML Trust
1111 Elm Street
West Springfield, MA 01089
Age: 66

President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

Mary E. Boland                            Trustee of MML Trust
67 Market Street
Springfield, MA 01102
Age: 59

Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

Richard G. Dooley*                        Vice Chairman and Trustee of MML Trust
1295 State Street
Springfield, MA  01111
Age: 68

Consultant (since 1993), Executive Vice President and Chief Investment Officer (1978-1993), MassMutual; Director (since 1996), Investment Technology Group, Inc.; Director, The Advest Group, Inc. (financial services holding company), HSB Group Inc. (formerly known as Hartford Steam Boiler Inspection and Insurance Co.), New England Education Loan Marketing Corporation; Director, Kimco Realty Corp. (shopping center ownership and management);

----------

* Trustee who is an "interested person" of MML Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

Director (since 1993), Jefferies Group, Inc. (financial services holding company); Vice Chairman (since 1995), Chairman (1982-1995), MassMutual Corporate Investors, and Vice Chairman (since 1995), Chairman (1988-1995), MassMutual Participation Investors (closed-end investment companies); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

F. William Marshall, Jr.                  Trustee of MML Trust
1441 Main Street
Springfield, MA 01102
Age: 56

President, Chief Executive Officer and Director (since 1993), SIS Bancorp, Inc and SIS Bank (formerly, Springfield Institution for Savings); Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

Charles J. McCarthy                       Trustee of MML Trust
181 Eton Road
Longmeadow, MA 01106
Age: 74

Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

John H. Southworth                        Trustee of MML Trust
195 Eton Road
Longmeadow, MA 01106
Age: 70

Chairman (since 1993), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee (since 1994), MassMutual Institutional Funds (open-end investment company).

Richard H. Ayers                          Advisory Board Member
1000 Stanley Drive
New Britain, CT 06053
Age: 55

Retired; former adviser to Chairman (1997), Chairman and Chief Executive Officer (1989-1996) and Director (1985-1996), The Stanley Works (manufacturer of tools, hardware and specialty hardware products); Director, Southern New England Telecommunications Corp. and Perkin-Elmer Corp.; Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

David E. A. Carson                        Advisory Board Member
850 Main Street
Bridgeport, CT 06604
Age: 63

Chairman and Chief Executive Officer (since 1997), President and Chief Executive Officer (1985-1997), People's Bank; Director, United Illuminating Co. (electric utility); Trustee, American Skandia Trust (open-end investment company); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

Richard W. Greene                         Advisory Board Member
University Of Rochester
Rochester, NY 14627
Age: 62

Executive Vice President and Treasurer (since 1986), University of Rochester (private university); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).

Beverly C. L. Hamilton                    Advisory Board Member
515 South Flower Street
Los Angeles, CA 90071
Age: 51

President, ARCO Investment Management Co.; Director, Connecticut Natural Gas; Director, Emerging Markets Growth Fund (closed-end investment company); Director (since 1997), United Asset Management Corp. (investment management); Trustee (since 1996), MassMutual Institutional Funds (open-end investment company).


Stuart H. Reese                           President of MML Trust
1295 State Street
Springfield, MA 01111
Age:  43

Chief Executive Director (since 1997), Executive Director (1996-1997), Senior Vice President (1993-1996), MassMutual; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); Director (since
1996), Antares Leveraged Capital Corp. (finance company) and Charter Oak Capital Management, Inc. (investment adviser); President and Director (since 1996), HYP Management Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment Inc. (investor in funds sponsored by MassMutual); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Supervisory Director (since 1994), MassMutual/Carlson CBO N.V. Inc. (collateralized bond fund); President (since
1997), MassMutual/Darby CBO IM Inc. (manager of MassMutual/Darby CBO LLC, a high yield bond fund); Director (1994-1996), Pace Industries (aluminum die caster); Advisory Board Member (since 1995), Kirtland Capital Partners; Chairman and President (1990-1993), Aetna Financial Services, Inc.; President (since 1995), MassMutual Institutional Funds (open-end investment company).

Mary Wilson Kibbe                         Senior Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 44

Executive Director (since 1997), Senior Managing Director (1996-1997), Vice President and Managing Director (1991-1996), MassMutual; Senior Vice President (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in funds sponsored by MassMutual); Vice President, MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Vice President (1991-1995), Oppenheimer Investment Grade Bond Fund (open-end investment company).

Charles C. McCobb, Jr.                    Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 54

Managing Director (since 1997), MassMutual; Managing Director and Vice President (1994-1997), Citicorp, Inc. (banking); Managing Director (1985-1994), Aetna Life & Casualty (insurance company); Vice President (since 1996), MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies).

Stephen L. Kuhn                        Vice President and Secretary of MML Trust
1295 State Street
Springfield, MA 01111
Age: 51

Vice President and Associate General Counsel (since 1992), MassMutual; Vice President and Secretary, MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); President, MassMutual/Carlson CBO Incorporated; Assistant Secretary (since 1996), Antares Leveraged Capital Corp. (finance company); Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary, Oppenheimer Acquisition Corporation (holding company for investment advisers); Vice President and Secretary, MassMutual Institutional Funds (open-end investment company).

Judith A. Martini                      Vice President of MML Trust
1295 State Street
Springfield, MA 01111
Age: 49

Second Vice President (since 1996), MassMutual; Marketing Manager (1984-1996), Connecticut Mutual Life Insurance Company (life insurance company).

Raymond B. Woolson                     Treasurer of MML Trust
1295 State Street
Springfield, MA 01111
Age: 39

Senior Managing Director (since 1996), Second Vice President (1992-1996), MassMutual; Treasurer, MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies) and MassMutual Institutional Funds (open-end investment company); Vice President and Chief Financial Officer (since 1996), HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment Inc. (investor in funds sponsored by MassMutual); Vice President and Treasurer, MassMutual/Darby CBO IM Inc. (manager of MassMutual/Darby CBO LLC, a high yield bond fund).

Mark B. Ackerman                       Comptroller of MML Trust
1295 State Street
Springfield, MA 01111
Age: 32

Investment Director (since 1996), Associate Director (1993-1996), MassMutual; Controller (since 1997), Associate Treasurer (1995-1997), MassMutual Participation Investors and MassMutual Corporate Investors (closed-end investment companies); Comptroller (since 1997), Associate Treasurer (1995-1996), MassMutual Institutional Funds (open-end investment company).


The Trustees and officers of MML Trust named above, as a group, own less than one percent of the shares of any of the series of MML Trust.

MML Trust's Declaration of Trust provides that MML Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with MML Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of MML Trust or that such indemnification would relieve any Trustee or officer of any liability to MML Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The following table discloses actual compensation paid to non-interested Trustees of MML Trust and members of its Advisory Board during the 1997 fiscal year. MML Trust paid no compensation to any of its officers. MML Trust has no pension or retirement plan, but does have a deferred compensation plan. Currently, no Trustee is entitled to receive any benefits under such deferred compensation plan. Each of the non-interested Trustees and the members of the Advisory Board also serve as a Trustee of one other registered, open-end investment company managed by MassMutual.


================================================================================
                                                         Total Compensation from
                           Aggregate Compensation from      MML Trust and Fund
Name/Position                     MML Trust                      Complex
================================================================================
Ronald J. Abdow
Trustee                              $16,000                     $32,000
--------------------------------------------------------------------------------
Mary E. Boland
Trustee                              $16,000                     $32,000
--------------------------------------------------------------------------------
William F. Marshall
Trustee                              $16,000                     $32,000
--------------------------------------------------------------------------------
Charles J. McCarthy
Trustee                              $17,000                     $34,000
--------------------------------------------------------------------------------
John H. Southworth
Trustee                              $17,000                     $34,000
--------------------------------------------------------------------------------
Richard H. Ayers
Advisory Board Member                $16,000                     $31,674
--------------------------------------------------------------------------------
David E. A. Carson
Advisory Board Member                $16,000                     $31,674
--------------------------------------------------------------------------------
Richard W. Greene
Advisory Board Member                $16,000                     $31,674
--------------------------------------------------------------------------------
Beverly C. L. Hamilton
Advisory Board Member                $16,000                     $31,674
--------------------------------------------------------------------------------

          V.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

MassMutual, through its separate investment account and direct investment in the Fund, was the owner of record of all of the outstanding shares of the Fund as of April 1, 1998. In addition, MassMutual and MML Bay State were the owners of record of all of the outstanding shares of each of the other series of MML Trust as of April 1, 1998. MassMutual and MML Bay State could be deemed to control (as that term is described in the 1940 Act) each series of MML Trust. However, certain owners of variable life insurance contracts and variable annuity contracts that depend upon the investment performance of MML Trust will have the right to instruct MassMutual and MML Bay State as to how shares of the Fund and/or other series of MML Trust deemed attributable to their contracts shall be voted. MassMutual and MML Bay State are required to vote shares attributable to such contracts but for which no instructions were received, in proportion to those votes for which instructions were received. The address of MassMutual and MML Bay State is 1295 State Street, Springfield, Massachusetts 01111.

                 VI   INVESTMENT MANAGEMENT AND OTHER SERVICES

MassMutual serves as investment manager of the Fund pursuant to an investment management agreement between MassMutual and MML Trust on behalf of the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, MassMutual is authorized to engage in portfolio transactions on behalf of the Fund, subject to such general or specific instructions as may be given by the Board of Trustees of MML Trust. The Investment Management Agreement also provides that MassMutual will perform all administrative functions relating to the Fund and will bear all expenses of the Fund except: (1) taxes and corporate fees payable to government agencies; (2) brokerage commissions and other capital items payable in connection with the purchase or sale of the Fund's investments;
(3) interest on account of any borrowings by the Fund; (4) fees and expenses of Trustees of MML Trust who are not interested persons, as defined in the 1940 Act, of the Advisers or MML Trust; (5) fees and expenses of the MML Trust's Advisory Board Members; (6) fees of the Fund's independent certified public accountants; and (7) any required trademark licensing fees.

Under the Investment Management Agreement, the Fund pays MassMutual a quarterly fee based on the average daily net assets of the Fund at the annual rate of .40% of the first $100 million of average daily net asset value of the Fund; .38% of the next $150 million and .36% of any net assets thereafter. The Fund, which had $24,201,763 in net assets as of December 31, 1997, paid MassMutual $61,760 in investment management fees for the period from May 1, 1997 through December 31, 1997. In 1997, the Fund's total expenses were $99,423, of which $20,666 were borne by MassMutual pursuant to a unilateral agreement by MassMutual to reimburse certain expenses of the Fund. MassMutual's obligation to bear certain expenses of the Fund terminated May 1, 1998.

The Investment Management Agreement with the Fund may be terminated by the Board of Trustees of MML Trust, or by vote of a majority of the outstanding shares of the Fund, or by MassMutual. Such termination requires 60 days' written notice to be given and may be effected without the payment of any penalty. In addition, such agreement automatically terminates: (1) unless its continuance is specifically approved at least annually by the affirmative vote of a majority of the Board of Trustees of MML Trust, which affirmative vote shall include a majority of the members of the Board who are not interested persons (as defined in the 1940 Act) of the Advisers or of MML Trust, or (2) upon its assignment. The Investment Management Agreement also provides that its continuance will be submitted to the shareholders of the Fund in the event the use of the initials "MML" is withdrawn from the Fund by MassMutual.

As permitted by the Investment Management Agreement, MassMutual has entered into an investment sub-advisory agreement with Mellon Equity (the "Sub-Advisory Agreement"), pursuant to which Mellon Equity serves as the Fund's investment sub-adviser, providing day-to-day management of the Fund's investments. Effective January 1, 1998, Mellon Equity, a subsidiary of Mellon Bank Corporation, was reorganized as a Pennsylvania limited liability partnership. Mellon Bank, N.A. is the 99% limited partner and MMIP, Inc. is the 1% general partner of Mellon Equity. MassMutual is ultimately responsible for providing investment advice to the Fund and will continue to provide administrative and non-investment advisory services to the Fund.

MassMutual pays Mellon Equity a monthly fee equal to an annual rate of .09% of the first $100 million of the average daily net asset value of the Fund; .07% of the next $150 million and .05% on net any assets thereafter for the investment advisory services Mellon Equity provides with respect to the Fund. The Sub-Advisory Agreement will terminate automatically upon its assignment or upon the termination of the Investment Management Agreement or by Mellon Equity upon 90 days' written notice or by the Fund or MassMutual upon 60 days' written notice or by liquidation of the Fund.

Other service providers of the Fund are as follows. Boston Safe Deposit and Trust Company, an indirect subsidiary of Mellon Bank Corporation, acts as Custodian to the Fund. Boston Safe Deposit and Trust Company is located at One Boston Place, Boston, Massachusetts 02108. Under its Custody Agreement with the Fund, Boston Safe Deposit and Trust Company holds the Fund's portfolio securities and keeps all necessary accounts and records. Pursuant to the Sub-Advisory Agreement, Mellon Equity has agreed that so long as it is the sole investment sub-adviser to the Fund, the fees for the custody services provided by Boston Safe Deposit and Trust Company will be deducted from Mellon Equity's fee. In order to secure payment by the Custodian of overdrafts, the Fund has granted the Custodian a continuing security interest in and a right of set off against assets in the Fund's account with the Custodian. MassMutual has entered into an accounting services agreement with First Data Investor Services Group, Inc. ("First Data"), located at 4400 Computer Drive, Westborough, Massachusetts 01581. Pursuant to the agreement, First Data provides certain accounting services and financial administration services and is compensated by MassMutual for providing such services to the Fund. Coopers & Lybrand L.L.P. is the Fund's independent accountant, providing audit services and assistance and consultation in connection with tax returns and the reviewing of various SEC filings.

Like other business and governments a round the world, MML Trust could be adversely affected if the computer systems used by MassMutual (and those with which it does business on behalf of MML Trust) and MML Trust's other service providers do not properly recognize the Year 2000. This is commonly known as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating and implementing changes to computer systems and applications software to address the Year 2000 issue. MassMutual has informed MML Trust that this is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from vendors, customers, service providers and others with which MassMutual and MML Trust conduct business in order to identify and resolve Year 2000 issues.

                         VII.  PORTFOLIO TRANSACTIONS

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. The Fund's Investment Management Agreement with MassMutual provides that MassMutual will follow such practices in placing portfolio transactions for the Fund as may from time to time be set forth in its Prospectus or specified by the Board of Trustees of MML Trust. Consistent with this agreement, the present policy of the Fund and the Advisers is that the Advisers, in placing brokerage transactions for the Fund, are to seek best execution by responsible brokerage firms at reasonably competitive commission rates. Mellon Equity will not consider the provision of brokerage research services (as such term is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in allocating brokerage transactions for the Fund.

By virtue of the Sub-Advisory Agreement, Mellon Equity is subject to the same rights, obligations and procedures that apply to MassMutual pursuant to its Investment Management Agreement with the Fund. Mellon Equity assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Mellon Equity. The primary consideration is to obtain executions at the most favorable and reasonable commission rates in relation to the benefits received. Mellon Equity attempts to achieve these results by choosing brokers to execute transactions based on (1) their professional capabilities (including use of capital, clearance, and settlement procedures, and participation in underwritings and corporate finance issues), (2) the value and quality of their services, and (3) the comparative brokerage commission rates which they offer.

Portfolio turnover will result from changes in the composition of the Index and from purchases and redemptions of Fund shares and the reinvestment of Fund dividends. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by Mellon Equity based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees of MML Trust. Brokerage commissions paid by the Fund for the eight-month period ended December 31, 1997 were $11,863.

Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker, to the extent and in the manner permitted by applicable law. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Except in the case of equity securities purchased by the Fund, purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased from or sold to dealers serving as market makers for the securities at a net price. The Fund may purchase securities directly from the issuer. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. The cost of the Fund's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions.

Purchase and sale orders of the securities held by the Fund may be combined with those of other investment companies and accounts which attempt to track an equity index that Mellon Equity manages, and for which it has brokerage placement authority, in the interest of seeking the best overall terms. When Mellon Equity determines that a particular security should be bought or sold for the Fund and other accounts managed by Mellon Equity, Mellon Equity undertakes to allocate those transactions among the participants equitably.

Under the 1940 Act, persons affiliated with the Fund such as MassMutual, Mellon Equity and, in some cases, their affiliates are prohibited from dealing with the Fund as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

                              IX.  CAPITAL SHARES

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of MML Trust. However, MML Trust's Declaration of Trust disclaims liability of the shareholders, Trustees of MML Trust, or officers of MML Trust for acts or obligations of MML Trust, which are binding only on the assets and property of MML Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by MML Trust or Trustees of MML Trust. MML Trust's Declaration of Trust provides for indemnification out of MML Trust property for all loss and expense of any shareholder held personally liable for the obligations of MML Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and MML Trust itself would be unable to meet its obligations.

       X.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

MML Trust is a no-load mutual fund. Fund shares are sold at their net asset value as next computed after receipt of the purchase order, without the addition of any selling commission or "sales load." The Fund redeems its shares at their net asset value as next computed after receipt of the request for redemption. The redemption price may be paid in cash or wholly or partly in kind if MML Trust's Board of Trustees determine that such payment is advisable in the interest of the remaining shareholders. In making such payment wholly or partly in kind, the Fund will, as far as may be practicable, deliver securities or property which approximate the diversification of its entire assets at the time. No fee is charged on redemption. The redemption price may be more or less than the shareholder's cost. Redemption payments will be paid within seven days after receipt of the written request therefor by the Fund, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations.

The net asset value of the Fund's shares is determined once daily as of the normal close of the New York Stock Exchange on each day on which the Exchange is open for trading (presently 4:00 p.m. for normal trading). The New York Stock Exchange is not open for trading on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions. The net asset value of the Fund's shares is the total net asset value of the Fund divided by the number of its shares outstanding. The total net asset value of the Fund is determined by computing the value of the total assets of the Fund and deducting total liabilities, including accrued liabilities.

The manner of determining the value of the total assets of the Fund is as follows. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities which are listed on a national securities exchange, on the NASDAQ National Market System, or which are unlisted. If there is no reported sale price, the bid price of the prior trade date will be used. Debt obligations with less than one year but more than sixty days to maturity are valued on the basis of their market value, and debt obligations having a maturity of sixty days or less are generally valued at amortized cost when the Board of Trustees of MML Trust believes that amortized cost approximates market value. In all other cases, assets (including restricted securities) are valued at their fair value as determined in good faith by the Board of Trustees of MML Trust, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

Futures contracts are valued based on the market price for the futures contract, unless such price does not reflect the fair value of the contract, in which case it will be valued by or under the direction of the Board of Trustees of MML Trust.

                                 XI. TAX STATUS

It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any distributed net income or capital gains. To meet these requirements and to meet other requirements necessary for it to be relieved of federal income taxes on income and gain it distributes to the separate investment accounts that invest in the Fund, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to a value not greater than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any issuer (other than U.S. government securities or securities of other regulated investment companies); and (c) distribute in or with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

The Fund intends to declare capital gain and ordinary income dividends by the end of each calendar year and to distribute such dividends no later than January 31 of the following year to the extent necessary to avoid the 4% excise tax on undistributed regulated investment company income enacted by the Tax Reform Act of 1986. The 4% excise applies to the excess of the required distribution for the calendar year over the amount treated as distributed for that year. The required distribution equals 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income for the one year period ending October 31 (or December 31, if the Fund so elects) and any shortfall of income or gains from the prior year not previously so distributed.

The Treasury Department has issued Regulations under Internal Revenue Code
Section 817(h), that pertain to diversification requirements for variable life insurance contracts. A variable contract based upon a separate account will not receive favorable tax treatment as a life insurance contract unless the separate account and underlying regulated investment company investments are adequately diversified. In determining whether a separate account is adequately diversified, in certain circumstances the separate account can look through to the assets of the regulated investment company in which it has invested.

The Regulations require the Fund's assets to be diversified so that no single investment represents more than 55% of the value of the Fund's total assets, no two investments represent more than 70% of the Fund's total assets, no three investments represent more than 80% of the Fund's total assets and no four investments represent more than 90% of the Fund's total assets. A "safe harbor" is available to a separate account if it meets the diversification tests applicable to registered investment companies and not more than 55% of its assets constitute cash, cash items, government securities and securities of other registered investment companies.

The applicable Regulations treat all securities of the same issuer as a single investment. In the case of "government securities," each government agency or instrumentality shall be treated as a separate issuer for the purpose of the diversification test (although not for the purpose of the "safe harbor" test described above). MML Trust intends to comply with these diversification requirements.

                   XII.CERTAIN TAX AND ACCOUNTING INFORMATION

As previously indicated, it is the policy of the Fund to meet the requirements of the Internal Revenue Code to qualify as a regulated investment company under the federal tax law.

Special rules (including constructive sale, mark-to-market, straddle and wash sale rules) exist for determining the timing of recognition of income or loss, the character of such income or loss, and the holding periods of certain of the Fund's assets in the case of certain transactions involving futures contracts, forward contracts and options. MML Trust will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of MML Trust.

Pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act"), new "constructive sale" provisions apply to activities by the Fund which lock-in gain on an "appreciated financial position." Generally, a "position" is defined to include stock, a debt instrument, or partnership interest, or an interest in any of the foregoing, including through a short sale, a swap contract, or a future or forward contract. Under the 1997 Act, the entry into a short sale, a swap contract or a future or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of stock or debt instrument at a time when the Fund occupies an offsetting (short) appreciated position in the stock or debt instrument, is treated as a "constructive sale" that gives rise to the immediate recognition of gain (but not loss). The application of these new provisions may cause the Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

                        XIII.  INVESTMENT PERFORMANCE

The Fund may advertise its total return and its holding period return. Total return quotations will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P(1+T)/n/ = ERV    Where: P = a hypothetical initial payment of $1,000.
                          T = average annual total return.
                          n = number of years.
                          ERV = ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

The Fund's total return for the period beginning May 1, 1997 and ending December 31, 1997 was 21.39%.

Holding period return will be based upon a stated period and will be computed by dividing the ending redeemable value of a hypothetical initial payment by the value of the initial investment (assuming reinvestment of all distributions). Each investment performance figure will be carried to the nearest hundredth of one percent. These investment performance figures do not reflect charges imposed by the separate investment accounts invested in the Fund which, if included, would decrease the performance figures.

                                  XIV.  EXPERTS

The financial statements of the Fund included in this Statement of Additional Information have been included herein in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

The name MML Series Investment Fund is the designation of Trustees under an Agreement and Declaration of Trust dated December 19, 1984, as amended from time to time. The obligations of such Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of such Trust, but only the property of the relevant series of MML Series Investment Fund shall be bound.

Report Of Independent Accountants

To the Board of Trustees and Shareholders of MML Series Investment Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the MML Equity Index Fund, which is a component of the MML Series Investment Fund (a Massachusetts business trust), as of December 31, 1997, and the related statement of operations and statement of changes in net assets for the period from May 1, 1997 (commencement of operations) through December 31, 1997, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1997, the results of operations and changes in net assets for the period then ended, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand L.L.P.

Springfield, Massachusetts

January 31, 1998

MML Equity Index Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1997

ASSETS
Investments at value (See Schedule of Investments) (Notes 2A, 2B, and 4)
 Equities (Identified cost: $20,277,732).........................................       $ 24,449,294
 Short-term investments (Identified cost: $28,284)...............................             28,284
                                                                                        ------------
  Total investments..............................................................         24,477,578
Interest and dividends receivable................................................             34,053
Receivable for investment securities sold........................................              6,831
                                                                                        ------------
  Total assets...................................................................         24,518,462
                                                                                        ------------

LIABILITIES
Accrued dividends payable........................................................            226,089
Payable for investment securities purchased......................................              4,327
Investment management fee payable (Note 3).......................................             61,760
Accrued trustees' fees...........................................................              4,523
Accrued audit fees...............................................................             20,000
                                                                                        ------------
  Total liabilities..............................................................            316,699
                                                                                        ------------

NET ASSETS.......................................................................      $  24,201,763
                                                                                        ============

Net assets consist of:
Series shares (par value $.01 per share; an unlimited number authorized) (Note 5)       $     20,026
Additional paid-in capital.......................................................         20,009,993
Undistributed net investment income (Notes 2C and 2D)............................                235
Undistributed net realized loss on investments...................................                (53)
Net unrealized appreciation on investments (Note 2A).............................          4,171,562
                                                                                        ------------
NET ASSETS.......................................................................       $ 24,201,763
                                                                                        ============

Outstanding series shares........................................................          2,002,675
                                                                                        ============

Net asset value per share........................................................       $      12.08
                                                                                        ============

                      See Notes to Financial Statements.

MML Equity Index Fund

STATEMENT OF OPERATIONS

For the Period From May 1, 1997 (Commencement of Operations) through December 31, 1997

Investment income (Note 2B)
Dividends (Net of foreign withholding tax of $312)................................  $     272,010
Interest..........................................................................         12,011
                                                                                    -------------
 Total income.....................................................................        284,021
                                                                                    -------------

Expenses
Investment management fee (Note 3)................................................         61,760
Audit fees........................................................................         20,000
Trustees' fees....................................................................         17,661
Other.............................................................................              2
                                                                                    -------------
 Total expenses...................................................................         99,423
                                                                                    -------------

Net investment income (Notes 2C and 2D)...........................................        184,598
                                                                                    -------------

Net realized and unrealized gain on investments (Notes 2A, 2B, 2C and 2D)
Net realized gain on investments (Notes 2B, 2C, and 2D)...........................         41,673
                                                                                    -------------
Net unrealized appreciation on investments (Note 2A)..............................      4,171,562
                                                                                    -------------
Net gain..........................................................................      4,213,235
                                                                                    -------------
Net increase in net assets resulting from operations..............................  $   4,397,833
                                                                                    =============

                      See Notes to Financial Statements.

MML Equity Index Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period From May 1, 1997 (Commencement of Operations) through December 31, 1997

Increase in net assets
Operations:
Net investment income................................................................  $   184,598
Net realized gain on investments.....................................................       41,673
Net unrealized appreciation on investments...........................................    4,171,562
                                                                                       -----------
Net increase in net assets resulting from operations.................................    4,397,833
 Distributions to shareholders from: (Note 2C)
  Net investment income..............................................................     (184,363)
  Net realized gains on investments..................................................      (41,726)
 Net increase in capital share transactions (Note 5).................................   20,030,019
                                                                                       -----------
   Total increase....................................................................   24,201,763

NET ASSETS, at beginning of period...................................................            0
                                                                                       -----------

NET ASSETS, at end of year...........................................................  $24,201,763
                                                                                       ===========

Undistributed net investment income included in net assets at the end of the year....  $       235
                                                                                       ===========

                      See Notes to Financial Statements.

MML Equity Index Fund

FINANCIAL HIGHLIGHTS

For the Period From May 1, 1997 (Commencement of Operations) through December 31, 1997

Selected per share data for a series shares outstanding throughout the period.

Net asset value:
  Beginning of period......................................   $  10.000
                                                              ---------

Income from investment operations:
Net investment income......................................       0.092
Net realized and unrealized gain on investments............       2.101
                                                              ---------
Total from investment operations...........................       2.193
                                                              ---------

Less Distributions:
Dividends from net investment income.......................      (0.092)
Distributions from net realized gains......................      (0.021)
                                                              ---------
Total Distributions........................................      (0.113)
                                                              ---------

Net asset value:
  End of period............................................   $  12.080
                                                              =========
Total return...............................................       21.39%*

Net assets (in millions):
  End of year..............................................   $  24,202
Ratio of operating expenses to average net assets..........        0.43%**
Ratio of net investment income to average net assets.......        0.80%**
Portfolio turnover rate....................................           2%
Average commission rate paid...............................   $  0.0309

* Total return information shown in the Financial Highlights tables does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for the period shown. Percentage represents results for the period from May 1, 1997 (commencement of operations) through December 31, 1997 and is not annualized.

** Percentages represent results for the period from May 1, 1997 (commencement of operations) through December 31, 1997 and are not annualized.



                      See Notes to Financial Statements.

MML Equity Index Fund

SCHEDULE OF INVESTMENTS
December 31, 1997


                                                          Number         Market
                                                            of           Value
                                                          Shares       (Note 2A)
                                                          ------       ---------
EQUITIES - 101.02%

Advertising - 0.20%
  Interpublic Group of Companies, Inc. ............          450      $   22,416
  Omnicom Group Inc. ..............................          600          25,425
                                                      ----------      ----------
                                                           1,050          47,841
                                                      ----------      ----------

Aerospace - 1.77%
  AlliedSignal Inc. ...............................        1,800          70,088
  Boeing Company...................................        3,310         161,983
  General Dynamics Corporation.....................          200          17,287
  Lockheed Martin Corporation......................          600          59,100
  Northrop Grumman Corporation.....................          200          23,000
  Textron, Inc. ...................................          600          37,500
  United Technologies Corporation..................          800          58,250
                                                      ----------      ----------
                                                           7,510         427,208
                                                      ----------      ----------

Airlines - .41%
  AMR Corporation*.................................          300          38,550
  Delta Air Lines, Inc. ...........................          200          23,800
  Southwest Airlines Company.......................          750          18,469
  USAirways Group, Inc.*...........................          300          18,750
                                                      ----------      ----------
                                                           1,550          99,569
                                                      ----------      ----------

Apparel, Textiles, Shoes - .30%
  Fruit of the Loom Inc.*..........................          300           7,687
  Liz Claiborne Inc. ...............................         200           8,362
  NIKE, Inc., Class B..............................          900          35,325
  Reebok International, Inc.*......................          100           2,881
  VF Corporation...................................          400          18,400
                                                      ----------      ----------
                                                           1,900          72,655
                                                      ----------      ----------

Automobiles - 1.72%
  Chyster Corporation..............................        2,200          77,413
  Ford Motor Company...............................        3,800         185,013
  General Motors Corporation.......................        2,400         145,500
  Navistar International Corporation*..............          300           7,444
                                                      ----------      ----------
                                                           8,700         415,370
                                                      ----------      ----------

Automobile Parts & Equipment - .41%
  AutoZone, Inc.*..................................          400          11,600
  Cummins Engine, Inc. ............................          100           5,906
  Dana Corporation.................................          300          14,250
  Echlin Inc. .....................................          200           7,238
  Genuine Parts Company............................          600          20,362
  Johnson Controls Inc. ...........................          300          14,325
  Pep Boys-Manny, Moe & Jack.......................          200           4,775
  TRW Inc. ........................................          400          21,350
                                                      ----------      ----------
                                                           2,500          99,806
                                                      ----------      ----------

Banks - 9.27%
  Banc One Corporation.............................        1,900         103,194
  Bank of New York Inc. ...........................        1,300          75,156
  BankAmerica Corporation..........................        2,200         160,600
  BankBoston Corporation...........................          500          46,969
  Bankers Trust, New York Corporation..............          200          22,488
  Barnett Banks Inc. ..............................          600          43,125
  BB&T Corporation.................................          400          25,625
  Chase Manhattan Corporation......................        1,400         153,300
  Citicorp.........................................        1,500         189,656
  Comerica Inc. ...................................          300          27,075
  CoreStates Financial Corporation.................          800          64,050
  Fifth Third Bancorporation.......................          450          36,788
  First Chicago Corporation........................        1,000          83,500
  First Union Corporation..........................        2,000         102,500
  Fleet Financial Group Inc. ......................          800          59,950
  Huntington Bancshares............................          600          21,600
  KeyCorp (New)....................................          700          49,569
  MBNA Corporation.................................        1,650          45,066
  Mellon Bank Corporation..........................        1,000          60,625
  Morgan Stanley, Dean Witter,
    Discover & Company.............................        1,825         107,903
  Morgan (J.P.) & Company, Inc. ...................          600          67,725
  National City Corporation........................          700          46,025
  NationsBank Corporation..........................        2,500         152,031
  Norwest Corporation..............................        2,200          84,975
  PNC Bank Corporation.............................        1,000          57,062
  Republic New York Corporation....................          200          22,837
  State Street Corporation.........................          500          29,094
  SunTrust Banks Inc. .............................          800          57,100
  U.S. Bancorp.....................................          877          98,169
  Wachovia Corporation.............................          600          48,675
  Wells Fargo & Company............................          300         101,831
                                                      ----------      ----------
                                                          31,402       2,244,263
                                                      ----------      ----------

Broadcasting - .10%
  Clear Channel Communications* ...................          200          15,888
  Meredith Corporation ............................          200           7,137
                                                      ----------      ----------
                                                             400          23,025
                                                      ----------      ----------
Building Materials - .77%
  Centex Corporation...............................          100           6,294
  Crane Company....................................          200           8,675
  Fleetwood Enterprises............................          100           4,244
  Home Depot Inc. .................................        2,250         131,766
  Kaufman & Broad Home Corporation.................          100           2,244
  Masco Corporation................................          500          25,437
  Pall Corporation.................................          400           8,275
                                                      ----------      ----------
                                                           3,650         186,935
                                                      ----------      ----------

Business Equipment and Supplies - 1.99%
  Avery Dennison Corporation.......................          400          17,900
  Ikon Office Solutions............................          400          11,250
  International Business Machines Corporation......        3,200         334,600
  Pitney Bowes Inc. ...............................          500          44,969
  Xerox Corporation................................        1,000          73,812
                                                      ----------      ----------
                                                           5,500         482,531
                                                      ----------      ----------

Business Services - .48%
  Cedant Corporation*..............................        2,261          77,730
  Deluxe Corporation...............................          200           6,913
  Federal Express Corporation*.....................          400          24,425
  Harland (John H.) Company........................          100           2,094
  Moore Corporation Ltd............................          300           4,537
                                                      ----------      ----------
                                                           3,261         115,699
                                                      ----------      ----------

Chemicals and Plastics - 3.17%
  Air Products & Chemicals Inc. ...................          400          32,900
  Dow Chemical Company.............................          800          81,200
  duPont (E.I.) deNemours & Company................        3,600         216,225
  Eastman Chemical Company.........................          200          11,913
  Ecolab Inc. .....................................          200          11,088
  Engelhard Corporation............................          500           8,668
  FMC Corporation*.................................          100           6,731
  Grace (W.R.) & Company...........................          200          16,087
  Great Lakes Chemical Corporation.................          200           8,975
  Hercules, Inc. ..................................          300          15,019

MML Equity Index Fund

December 31, 1997

                                                            Number      Market
                                                              of        Value
                                                            Shares    (Note 2A)
                                                            ------    ----------
EQUITIES (Continued)

Chemicals and Plastics (Continued)
  Kerr-McGee Corporation ...........................           200    $   12,662
  Mallinckrodt Group Inc. ..........................           300        11,400
  Minnesota Mining & Manufacturing Company .........         1,300       106,681
  Monsanto Company .................................         1,900        79,800
  Morton International Inc. ........................           400        13,750
  Nalco Chemical Company ...........................           200         7,912
  Praxair Inc ......................................           500        22,500
  Raychem Corporation ..............................           200         8,612
  Rockwell International Corporation ...............           700        36,575
  Rohm & Haas Company ..............................           200        19,150
  Sigma-Aldrich Corporation ........................           300        11,925
  Union Camp Corporation ...........................           200        10,737
  Union Carbide Corporation ........................           400        17,175
                                                        ----------    ----------
                                                            13,300       767,705
                                                        ----------    ----------
Coal - .22%
  CSX Corporation ..................................           700        37,800
  Eastern Enterprises ..............................           100         4,500
  Fluor Corporation ................................           300        11,213
                                                        ----------    ----------
                                                             1,100        53,513
                                                        ----------    ----------
Communication Equipment - 1.35%
  Cabletron Systems, Inc.* .........................           500         7,500
  GTE Corporation ..................................         3,000       156,750
  Harris Corporation ...............................           200         9,175
  Motorola, Inc. ...................................         1,900       108,419
  National Semiconductor Corporation* ..............           400        10,375
  Scientific-Atlanta Inc. ..........................           200         3,350
  Tellabs, Inc.* ...................................           600        31,725
                                                        ----------    ----------
                                                             6,800       327,294
                                                        ----------    ----------
Computer Hardware, Software or Services - 7.20%
  Adobe Systems Inc. ...............................           200         8,250
  Advanced Micro Devices Inc.* .....................           400         7,175
  AMP Inc. .........................................           700        29,400
  Apple Computer Inc.* .............................           400         5,250
  Autodesk, Inc. ...................................           200         7,400
  Automatic Data Processing Inc. ...................           900        55,238
  Bay Networks, Inc.* ..............................           600        15,338
  Ceridian Corporation* ............................           200         9,163
  CISCO Systems Inc. ...............................         3,150       175,613
  Compaq Computer Corporation ......................         2,410       136,014
  Computer Associates International Inc. ...........         1,650        87,244
  Computer Sciences Corporation* ...................           200        16,513
  Data General Corporation* ........................           100         1,744
  Dell Computer Corporation ........................         1,200       100,800
  Digital Equipment Corporation* ...................           500        18,500
  Honeywell, Inc. ..................................           400        27,400
  Intel Corporation ................................         5,200       365,300
  Microsoft Corporation* ...........................         3,900       504,075
  Novell Inc.* .....................................         1,100         8,250
  Oracle Systems Corporation .......................         3,300        73,631
  Parametric Technology Corporation* ...............           400        18,950
  Seagate Technologies Inc.* .......................           800        15,400
  Sun Microsystems Inc.* ...........................         1,200        47,850
  Unisys Corporation* ..............................           500         6,937
                                                        ----------    ----------
                                                            29,610     1,741,435
                                                        ----------    ----------
Computer - Semiconductors - .33%
  Applied Materials* ...............................         1,200        36,150
  EMC Corporation ..................................         1,600        43,900
                                                        ----------    ----------
                                                             2,800        80,050
                                                        ----------    ----------

Consumer Non-Durables - 3.65%
 Corning Inc. ......................................           700        25,988
 General Electric Corporation ......................        10,600       777,775
 Grainger (W.W.), Inc. .............................           200        19,437
 Lowe's Companies Inc. .............................           600        28,612
 Newell Company ....................................           500        21,250
 Whitman Corporation ...............................           400        10,425
                                                        ----------    ----------
                                                            13,000       883,487
                                                        ----------    ----------
Consumer Services - .21%
 Block (H & R) Inc. ................................           300        13,444
 Manor Care Inc. ...................................           200         7,000
 Service Corporation International .................           800        29,550
                                                        ----------    ----------
                                                             1,300        49,994
                                                        ----------    ----------
Consumer Staples - .09%
 Pioneer Hi-Bred International Inc. ................           200        21,450
                                                        ----------    ----------
Containers -- .18%
 Ball Corporation ..................................           100         3,531
 Crown Cork & Seal Company Inc. ....................           400        20,050
 Owens-Illinois Inc., New* .........................           500        18,969
                                                        ----------    ----------
                                                             1,000        42,550
                                                        ----------    ----------
Cosmetics-Toiletry - .15%
 Alberto-Culver Company, Class B ...................           200         6,413
 Avon Products Inc. ................................           500        30,688
                                                        ----------    ----------
                                                               700        37,101
                                                        ----------    ----------
Diversified - 1.62%
 Aeroquip-Vickers, Inc. ............................           100         4,906
 CBS Corporation ...................................         2,200        64,763
 Cognizant Corporation .............................           500        22,281
 Fortune Brands, Inc. ..............................           500        18,531
 Loews Corporation .................................           300        31,837
 Raytheon Company, Class A .........................           153         7,547
 Raytheon Company, Class B .........................           700        35,350
 Tyco International Ltd. ...........................         1,800        81,112
 Unilever N.V. .....................................         2,000       124,875
                                                        ----------    ----------
                                                             8,253       391,202
                                                        ----------    ----------
Electrical Equipment - 1.32%
 Cooper Industries Inc. ............................           300        14,700
 FirstEnergy Corporation* ..........................           800        23,200
 Foster Wheeler Corporation ........................           100         2,706
 General Signal Corporation ........................           100         4,219
 Hewlett-Packard Company ...........................         3,300       206,250
 Tektronix Inc. ....................................           150         5,953
 Texas Instruments Inc. ............................         1,200        54,000
 Thomas & Betts Corporation ........................           200         9,450
                                                        ----------    ----------
                                                             6,150       320,478
                                                        ----------    ----------
Electronics - .51%
 Eaton Corporation .................................           200        17,850
 EG&G Inc. .........................................           200         4,163
 Emerson Electric Company ..........................         1,400        79,013
 KLA-Tenecor Corporation* ..........................           200         7,725
 Tandy Corporation .................................           400        15,425
                                                        ----------    ----------
                                                             2,400       124,176
                                                        ----------    ----------
Energy and Resources - .21%
 Burlington Resources, Inc. ........................           552        24,737
 Dresser Industries Inc. ...........................           600        25,163
                                                        ----------    ----------
                                                             1,152        49,900
                                                        ----------    ----------

MML Equity Index Fund

December 31, 1997


                                                           Number        Market
                                                             of          Value
                                                           Shares      (Note 2A)
                                                           ------      ---------
EQUITIES (Continued)

Entertainment - 1.80%
  Brunswick Corporation...........................            300     $    9,094
  Disney (Walt) Company...........................          2,100        208,031
  Harcourt General Corporation....................            300         16,444
  Hasbro Inc. ....................................            400         12,600
  ITT Corporation (New)*..........................            400         33,150
  King World Productions, Inc. ...................            100          5,775
  Mattel, Inc. ...................................            900         33,525
  Time Warner Inc. ...............................          1,900        117,800
                                                       ----------     ----------
                                                            6,400        436,419
                                                       ----------     ----------

Environmental Control - .02%
  Safety-Kleen Corporation........................            200          5,487
                                                       ----------     ----------

Financial Services - 3.96%
  American Express Company........................          1,500        133,875
  American General Corporation....................            710         38,384
  Beneficial Corporation..........................            200         16,625
  Countrywide Credit Industries...................            400         17,150
  Dow Jones & Company Inc. .......................            300         16,106
  Equifax, Inc. ..................................            400         14,175
  Federal Home Loan Mortgage Corporation..........          2,300         96,456
  Federal National Mortgage Association...........          3,500        199,719
  First Data Corporation..........................          1,500         43,875
  Green Tree Financial Corporation................            500         13,094
  Household International, Inc. ..................            300         38,269
  Merrill Lynch & Company Inc. ...................          1,000         72,937
  Pulte Corporation...............................            100          4,181
  Schwab (Charles) Corporation....................          1,050         44,034
  Temple-Inland Inc. .............................            200         10,482
  Travelers Group Inc. ...........................          3,678        198,152
                                                       ----------     ----------
                                                           17,638        957,494
                                                       ----------     ----------

Food and Beverages - 7.18%
  Albertson's, Inc. ..............................            800         37,900
  Anheuser-Busch Companies Inc. ..................          1,600         70,400
  Campbell Soup Company...........................          1,500         87,188
  Coca-Cola Company...............................          7,900        526,338
  ConAgra Inc. ...................................          1,400         45,938
  Coors (Adolph) Company, Class B.................            100          3,325
  CPC International Inc. .........................            500         53,875
  Heinz (H.J.) Company............................          1,200         60,975
  Hershey Foods Corporation.......................            500         30,969
  Kellogg Company.................................          1,400         69,475
  PepsiCo Inc. ...................................          4,900        178,544
  Philip Morris Companies Inc. ...................          7,800        353,437
  Quaker Oats Company.............................            400         21,100
  Ralston-Purina Group............................            300         27,881
  Sara Lee Corporation............................          1,500         84,469
  Seagram Company Ltd.............................          1,200         38,775
  UST Inc. .......................................            600         22,162
  Wrigley (Wm) Jr. Company........................            300         23,869
                                                       ----------     ----------
                                                           33,900      1,736,620
                                                       ----------     ----------

Food Distribution - .83%
  Archer-Daniels-Midland Company..................          1,890         40,989
  Costco Companies Inc.*..........................            700         31,238
  General Mills Inc. .............................            500         35,812
  Giant Food, Inc., Class A.......................            200          6,737
  Great Atlantic & Pacific Tea Company Inc. ......            100          2,969
  Kroger Company..................................            800         29,550
  Supervalu Inc. .................................            200          8,375
  Sysco Corporation...............................            500         22,781
  Winn Dixie Stores Inc. .........................            500         21,844
                                                       ----------     ----------
                                                            5,390        200,295
                                                       ----------     ----------

Freight and Shipping - .04%
  Caliber Systems Inc. .............................          200          9,738
                                                       ----------     ----------

Glass Products - .17%
Owens Corning Fiberglass Corporation................          200          6,825
PPG Industries Inc. ................................          600         34,275
                                                       ----------     ----------
                                                              800         41,100
                                                       ----------     ----------

Health Care Facilities - .44%
  Columbia/HCA Healthcare Corporation...............        2,100         62,213
  Humana Inc.*......................................          500         10,375
  Tenet Healthcare Corporation*.....................        1,000         33,125
                                                       ----------     ----------
                                                            3,600        105,713
                                                       ----------     ----------

Health Care Products - 3.80%
  Abbott Laboratories...............................        2,400        157,350
  Allergan, Inc. ...................................          200          6,713
  Bausch & Lomb Inc. ...............................          200          7,925
  Becton, Dickinson & Company.......................          400         20,000
  Merck & Company Inc. .............................        3,900        414,375
  Pfizer, Inc. .....................................        4,200        313,162
                                                       ----------     ----------
                                                           11,300        919,525
                                                       ----------     ----------

Holding Companies - .16%
  Providian, LLC....................................          300         13,556
  Public Service Enterprise.........................          800         25,350
                                                       ----------     ----------
                                                            1,100         38,906
                                                       ----------     ----------

Home Appliances - .43%
  Black & Decker Corporation........................          300         11,719
  Illinois Tool Works Inc. .........................          800         48,100
  Maytag Corporation................................          300         11,194
  Snap-On, Inc. ....................................          200          8,725
  Stanley Works.....................................          300         14,156
  Whirlpool Corporation.............................          200         11,000
                                                       ----------     ----------
                                                            2,100        104,894
                                                       ----------     ----------

Home Furnishings and Housewares - .78%
  American Home Products Corporation................        2,000        153,000
  Armstrong World...................................          100          7,475
  Rubbermaid, Inc. .................................          500         12,500
  Springs Industries, Inc. .........................          200         10,400
  Tupperware Corporation............................          200          5,575
                                                       ----------     ----------
                                                            3,000        188,950
                                                       ----------     ----------

Hotels and Restaurants - .87%
  Darden Restaurants Inc. ..........................          500          6,250
  Harrah's Entertainment Corporation*...............          300          5,662
  Hilton Hotels Corporation.........................          800         23,800
  Marriott International Inc. ......................          400         27,700
  McDonald's Corporation............................        2,300        109,825
  Mirage Resorts, Inc.*.............................          600         13,650
  Tricon Global Restaurants Inc.*...................          490         14,241
  Wendy's International Inc. .......................          400          9,625
                                                       ----------     ----------
                                                            5,790        210,753
                                                       ----------     ----------

Insurance - 4.25%
  Aetna Life & Casualty Company.....................          500         35,281
  Allstate Corporation..............................        1,500        136,313
  American International Group, Inc. ...............        2,250        244,688
  AON Corporation...................................          600         35,175
  Chubb Corporation.................................          600         45,375
  CIGNA Corporation.................................          300         51,919
  Cincinnati Financial Corporation..................          200         28,150

MML Equity Index Fund

December 31, 1997

                                                             Number      Market
                                                               of        Value
                                                             Shares    (Note 2A)
                                                             ------    ---------
EQUITIES (Continued)

Insurance (Continued)
  Conseco, Inc. ......................................          500   $   22,719
  General Re Corporation..............................          300       63,600
  Hartford Financial Services Group, Inc. ............          400       37,425
  Jefferson-Pilot Corporation.........................          200       15,575
  Lincoln National Corporation........................          400       31,250
  Marsh & McLennan Companies, Inc. ...................          600       44,737
  MBIA Inc. ..........................................          400       26,725
  MGIC Investment Corporation.........................          400       26,600
  Progressive Corporation.............................          200       23,975
  SAFECO Corporation..................................          400       19,500
  St. Paul Companies Inc. ............................          200       16,412
  SunAmerica..........................................          600       25,650
  Torchmark Corporation...............................          400       16,825
  Transamerica Corporation............................          200       21,300
  United Healthcare Corporation.......................          600       29,812
  UNUM Corporation....................................          400       21,750
  USF & G Corporation.................................          400        8,825
                                                         ----------   ----------
                                                             12,550    1,029,581
                                                         ----------   ----------

Machinery and Heavy Equipment - .72%
  Caterpillar Inc. ...................................        1,200       58,275
  Cincinnati Milacron Inc. ...........................          100        2,594
  Deere & Company.....................................          800       46,650
  Dover Corporation...................................          800       28,900
  Ingersoll-Rand Company..............................          600       24,300
  Parker-Hannifin Corporation.........................          300       13,762
                                                         ----------   ----------
                                                              3,800      174,481
                                                         ----------   ----------

Manufacturing - 1.05%
  Alcan Aluminum Ltd..................................          700       19,338
  Aluminum Company of America.........................          600       42,225
  Boston Scientific Corporation*......................          700       32,113
  Briggs & Stratton Corporation.......................          100        4,856
  Brown-Forman Corporation, Class B...................          200       11,050
  Case Corporation....................................          300       18,131
  LSI Logic Corporation*..............................          500        9,875
  Micron Technology Inc.*.............................          700       18,200
  PACCAR Inc. ........................................          200       10,500
  Reynolds Metals Company.............................          200       12,000
  Sherwin-Williams Company............................          600       16,650
  Silicon Graphics Inc.*..............................          600        7,462
  Thermo Electron Corporation*........................          400       17,800
  3COM Corporation*...................................        1,000       34,937
                                                         ----------   ----------
                                                              6,800      255,137
                                                         ----------   ----------

Medical Instruments, Services and Supplies - 1.15%
  Bard (C.R.), Inc. ..................................          200        6,263
  Baxter International Inc. ..........................          900       45,394
  Biomet, Inc. .......................................          300        7,688
  Cardinal Health, Inc. ..............................          300       22,538
  Guidant Corporation.................................          600       37,350
  HBO & Company.......................................          600       28,800
  HEALTHSOUTH Corporation.............................        1,200       33,300
  Medtronic, Inc. ....................................        1,400       73,237
  Shared Medical Systems Corporation..................          100        6,600
  St. Jude Medical, Inc.*.............................          300        9,150
  United States Surgical Corporation..................          300        8,794
                                                         ----------   ----------
                                                              6,200      279,114
                                                         ----------   ----------

Metals and Mining - .47%
  Allegheny Teledyne, Inc. ...........................          600   $   15,525
  ASARCO Inc. ........................................          100        2,244
  Barrick Gold Corporation............................        1,100       20,488
  Battle Mountain Gold Company........................          700        4,113
  Cyprus Amax Minerals Company........................          300        4,613
  Echo Bay Mines Ltd.*................................          400          975
  Freeport McMoRan Copper & Gold, Class B.............          600        9,450
  Homestake Mining Company............................          500        4,437
  Inco Ltd............................................          600       10,200
  Newmont Mining Corporation..........................          472       13,865
  Phelps Dodge Corporation............................          300       18,675
  Placer Dome, Inc. ..................................          700        8,881
                                                         ----------   ----------
                                                              6,372      113,466
                                                         ----------   ----------

Miscellaneous - .48%
  S & P Depositary Receipt............................        1,200   $  116,475
                                                         ----------   ----------
Natural Gas - .47%
  Columbia Gas System, Inc. ..........................          200       15,713
  Consolidated Natural Gas Company....................          300       18,150
  Enron Corporation...................................        1,100       45,719
  NICOR Inc. .........................................          100        4,219
  ONEOK Inc. .........................................          100        4,037
  Pacific Enterprises Inc. ............................         300       11,287
  Sonat, Inc. ........................................          300       13,725
                                                         ----------   ----------
                                                              2,400      112,850
                                                         ----------   ----------

News and Publishing - .95%
  Gannett Company Inc. ...............................        1,000       61,812
  Kimberly-Clark Corporation..........................        1,800       88,762
  Knight-Ridder Inc. .................................          300       15,600
  New York Times Company, Class A.....................          300       19,837
  Times Mirror Company (New), Class A.................          300       18,450
  Tribune Company.....................................          400       24,900
                                                         ----------   ----------
                                                              4,100      229,361
                                                         ----------   ----------

Oil - 7.77%
  Amerada Hess Corporation............................          300       16,463
  Amoco Corporation...................................        1,600      136,200
  Anadarko Petroleum Company..........................          200       12,138
  Apache Corporation..................................          300       10,519
  Ashland, Inc. ......................................          200       10,738
  Atlantic Richfield Company..........................        1,000       80,125
  Baker Hughes Inc. ..................................          500       21,813
  Chevron Corporation.................................        2,000      154,000
  Coastal Corporation.................................          300       18,581
  Exxon Corporation...................................        7,900      483,381
  Halliburton Company.................................          800       41,550
  McDermott International, Inc. ......................          200        7,325
  Mobil Corporation...................................        2,600      187,687
  Occidental Petroleum Corporation....................        1,100       32,244
  Oryx Energy Company*................................          400       10,200
  Pennzoil Company....................................          100        6,681
  Phillips Petroleum Company..........................          900       43,762
  Royal Dutch Petroleum Company.......................        6,800      368,475
  Tenneco Inc. .......................................          500       19,750
  Texaco Inc. ........................................        1,600       87,000
  Union Pacific Corporation...........................          800       49,950
  Union Pacific Resources Group.......................          800       19,400
  Unocal Corporation..................................          800       31,050
  USX-Marathon Group Common (New).....................          900       30,375
                                                         ----------   ----------
                                                             32,600    1,879,407
                                                         ----------   ----------

MML Equity Index Fund

December 31, 1997



                                                           Number      Market
                                                             of        Value
                                                           Shares    (Note 2A)
                                                           ------   ------------
EQUITIES (Continued)

Oil Equipment and Services - .65%
  Helmerich & Payne, Inc............................          200     $   13,575
  Schlumberger Ltd..................................        1,600        128,800
  Western Atlas, Inc................................          200         14,800
                                                       ----------     ----------
                                                            2,000        157,175
                                                       ----------     ----------
Paper and Forest Products - .74%
  Bemis Company Inc.................................          200          8,813
  Boise Cascade Corporation ........................          200          6,050
  Champion International Corporation ...............          300         13,594
  Fort James Corporation ...........................          600         22,950
  Georgia-Pacific Corporation ......................          300         18,225
  Harnischfeger Industries Inc......................          100          3,531
  International Paper Company ......................        1,000         43,125
  Louisiana Pacific Corporation ....................          300          5,700
  Mead Corporation .................................          200          5,600
  Potlatch Corporation .............................          100          4,300
  Stone Container Corporation* .....................          400          4,175
  Weyerhaeuser Company .............................          600         29,437
  Willamette Industries Inc.........................          400         12,875
                                                       ----------     ----------
                                                            4,700        178,375
                                                       ----------     ----------
Personal Items - 3.05%
  Colgate-Palmolive Company ........................        1,000         73,500
  Gillette Company .................................        1,800        180,787
  International Flavors & Fragrances, Inc. .........          300         15,450
  Jostens Inc.......................................          200          4,612
  Proctor & Gamble Company .........................        4,400        351,175
  Warner-Lambert Company ...........................          900        111,600
                                                       ----------     ----------
                                                            8,600        737,124
                                                       ----------     ----------
Petroleum Refining - .20%
  Rowan Companies* .................................          300          9,150
  Sun Company ......................................          300         12,619
  Williams Companies Inc............................        1,000         28,375
                                                       ----------     ----------
                                                            1,600         50,144
                                                       ----------     ----------
Pharmaceuticals - 4.31%
  ALZA Corporation .................................          300          9,544
  Bristol-Myers Squibb Company .....................        3,200        302,800
  Johnson & Johnson ................................        4,300        283,262
  Lilly (Eli) & Company ............................        3,400        236,725
  Pharmacia & Upjohn Inc............................        1,700         62,262
  Schering-Plough Corporation ......................        2,400        149,100
                                                       ----------     ----------
                                                           15,300      1,043,693
                                                       ----------     ----------
Photographic Equipment and Supplies - .32%
  Eastman Kodak Company ............................        1,100         66,894
  Polaroid Corporation .............................          200          9,737
                                                       ----------     ----------
                                                            1,300         76,631
                                                       ----------     ----------
Printing and Publishing - .30%
  American Greetings Corporation, Class A ..........          200          7,825
  Donnelley (RR) & Sons Company ....................          500         18,625
  Dun & Bradstreet Corporation .....................          500         15,469
  McGraw-Hill Inc...................................          300         22,200
  Westvaco Corporation .............................          300          9,431
                                                       ----------     ----------
                                                            1,800         73,550
                                                       ----------     ----------
Railroads - .15%
  Norfolk Southern Corporation .....................        1,200         36,975
                                                       ----------     ----------


Research and Development - .18%
  Amgen Inc.........................................          800     $   43,300
                                                       ----------     ----------

Retail - Store - 3.50%
  American Stores Company ..........................          800         16,450
  Charming Shoppes Inc.* ...........................          400          1,875
  Circuit City Stores Inc. - Circuit City Group ....          400         14,225
  CVS Corporation ..................................          600         38,438
  Dayton Hudson Corporation ........................          700         47,250
  Dillard's Inc., Class A ..........................          400         14,100
  Federated Department Store* ......................          600         25,838
  Gap Inc...........................................        1,350         47,841
  K mart Corporation* ..............................        1,500         17,344
  Limited Inc.......................................          900         22,950
  Longs Drug Stores Company ........................          100          3,212
  May Department Stores Company ....................          800         42,150
  Mercantile Stores Company ........................          200         12,175
  Nordstrom, Inc....................................          200         12,075
  Penney (J.C.) Company Inc.........................          800         48,250
  Rite Aid Corporation .............................          400         23,475
  Russell Corporation ..............................          100          2,656
  Sears, Roebuck & Company .........................        1,300         58,825
  TJX Companies, Inc................................          400         13,750
  Toys R Us Inc.* ..................................        1,000         31,437
  Walgreen Company .................................        1,600         50,200
  Wal-Mart Stores, Inc..............................        7,400        291,837
  Woolworth Corporation* ...........................          500         10,187
                                                       ----------     ----------
                                                           22,450        846,540
                                                       ----------     ----------
Savings and Loan Associations - .35%
  Ahmanson (H.F.) Company ..........................          400         26,775
  Golden West Financial Corporation ................          100          9,781
  Washington Mutual Inc.............................          760         48,497
                                                       ----------     ----------
                                                            1,260         85,053
                                                       ----------     ----------
Soaps and Detergents - .13%
  Clorox Company ...................................          400         31,625
                                                       ----------     ----------

Steel - .17%
  Armco Inc.* ......................................          400          1,975
  Bethlehem Steel Corporation* .....................          400          3,450
  Inland Steel Industries Inc.......................          200          3,425
  Nucor Corporation ................................          300         14,494
  Timken Company ...................................          200          6,875
  USX-U.S. Steel Group Inc..........................          200          6,250
  Worthington Industries, Inc.......................          300          4,950
                                                       ----------     ----------
                                                            2,000         41,419
                                                       ----------     ----------
Technology - .71%
  Ameritech Corporation ............................        1,800        144,900
  ITT Industries ...................................          400         12,550
  Millipore Corporation ............................          200          6,787
  Perkin-Elmer Corporation .........................          100          7,106
                                                       ----------     ----------
                                                            2,500        171,343
                                                       ----------     ----------
Telecommunications - 7.55%
  AirTouch Communications, Inc.* ...................        1,600         66,500
  ALLTEL Corporation ...............................          600         24,638
  Andrew Corporation ...............................          300          7,200
  AT&T Corporation .................................        5,200        318,500
  Bell Atlantic Corporation ........................        2,475        225,225
  BellSouth Corporation ............................        3,200        180,200

MML Equity Index Fund

December 31, 1997


                                                         Number        Market
                                                           of           Value
                                                         Shares       (Note 2A)
                                                         ------      ----------
EQUITIES (Continued)

Telecommunications (Continued)
 Comcast Corporation, Special Class A
  (non-voting) ..................................         1,000      $   31,563
 DSC Communications Corporation* ................           300           7,200
 Frontier Corporation ...........................           600          14,437
 Lucent Technologies, Inc. ......................         2,100         167,737
 MCI Communications Corporation .................         2,200          94,187
 Nextlevel Systems* .............................           500           8,937
 Northern Telecommunications Ltd. ...............           800          71,200
 SBC Communications .............................         3,000         219,750
 Sprint Corporation .............................         1,400          82,075
 Tele-Communications Inc., Class A ..............         1,700          47,494
 US West, Inc. ..................................         1,500          67,687
 US West Media, lnc.* ...........................         2,000          57,750
 Viacom Inc., Class B* ..........................         1,200          49,725
 WorldCom, lnc.* ................................         2,800          84,700
                                                      ---------      ----------
                                                         34,475       1,826,705
                                                      ---------      ----------
Tire and Rubber - .21%
 Cooper Tire & Rubber Company ...................           300           7,313
 Goodrich (B.F.) Company ........................           300          12,431
 Goodyear Tire & Rubber Company .................           500          31,812
                                                      ---------      ----------
                                                          1,100          51,556
                                                      ---------      ----------
Transportation - .23%
 Burlington Northern Santa Fe ...................           500          46,469
 Ryder System, Inc. .............................           300           9,825
                                                      ---------      ----------
                                                            800          56,294
                                                      ---------      ----------
Utilities - 2.52%
 American Electric Power Company, Inc. ..........           600          30,975
 Baltimore Gas & Electric Company ...............           400          13,625
 Carolina Power & Light Company .................           500          21,219
 Central & Southwest Corporation ................           600          16,238
 Cinergy Corporation ............................           500          19,188
 Consolidated Edison Company ....................           700          28,700
 Dominion Resources, Inc. .......................           600          25,538
 DTE Energy Company .............................           500          17,344
 Duke Energy Company ............................         1,122          62,131
 Edison International ...........................         1,400          38,063
 Entergy Corporation ............................           700          20,956
 FPL Group, Inc. ................................           500          29,594
 GPU, Inc. ......................................           400          16,850
 Houston Industries, Inc. .......................           899          23,992
 National Service Industries, Inc. ..............           100           4,956
 Niagara Mohawk Power Corporation* ..............           500           5,250
 Northern States Power Company ..................           200          11,650
 PacifiCorp .....................................           900          24,581
 PECO Energy Company ............................           700          16,975
 Peoples Energy Corporation .....................           100           3,937
 PG & E Corporation .............................         1,300          39,569
 PP & L Resources Inc. ..........................           500          11,969
 Southern Company ...............................         2,200          56,925
 Texas Utilities Company ........................           745          30,964
 Unicom Corporation .............................           700          21,525
 Union Electric Company .........................           400          17,300
                                                   ------------    ------------
                                                         17,766         610,014
                                                   ------------    ------------
Waste Management - .33%
 Browning-Ferris Industries, Inc. ...............           700          25,900
 Laidlaw Inc., Class B (non-voting) .............         1,000          13,625
 Waste Management, Inc. .........................         1,500          41,250
                                                   ------------    ------------
                                                          3,200          80,775
                                                   ------------    ------------
Total Equities
 (Cost $20,277,732) .............................                    24,449,294
                                                                   ------------

SHORT-TERM INVESTMENTS - .12%
 (Cost $28,284)
 Dreyfus Cash Management Fund, Class A ..........        28,284          28,284
                                                   ------------    ------------

Total Investments
 (Cost $20,306,016) (a) .........................        101.14      24,477,578
Other Assets and Liabilities (Net) ..............         (1.14)       (275,815)
                                                   ------------    ------------
                                                         100.00%   $ 24,201,763
                                                   ============    ============


(a) Federal Income Tax Information: At December 31, 1997 the net unrealized appreciation on investments based on cost of $20,306,016 for federal income tax purposes is as follows:

    Aggregate gross unrealized appreciation for all
    investments in which there is an excess of
    market value over tax cost.................................... $  4,519,913

    Aggregate gross unrealized depreciation for all
    investments in which there is an excess of tax
    cost over market value........................................     (348,351)
                                                                   ------------
    Net unrealized appreciation................................... $  4,171,562
                                                                   ============


* Non-income producing security.



                       See Notes to Financial Statements.
                                      F-1l

Notes To Financial Statements

1.  HISTORY

MML Equity Index Fund ("the Fund") is a non-diversified fund series of MML Series Investment Fund ("MML Trust"), a no load, open-end, management investment company registered as such under the Investment Company Act of 1940. MML Trust, which has five separate series of shares, was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of the Trust.

MML Trust was established by Massachusetts Mutual Life Insurance Company ("MassMutual") for the purposes of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by the life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

Information presented in these financial statements pertains only to the Fund. Information for the other series of MML Trust are presented under a separate cover.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements in conformity with generally accepted accounting principles.

    A. Investment Valuation

    Generally, the Fund values its Portfolio's securities at market value or, in the absence of market value with respect to any portfolio security, at fair value as determined by, or under the direction of, the Board of Trustees of MML Trust ("the Board"). Portfolio securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which provides the last reported sale price for securities listed on a national securities exchange, or on the NASDAQ national market system. If securities are unlisted or there is no reported sales price, the bid price of the prior trade date will be used. Short-term debt obligations with less than one year, but more than sixty days to maturity from the date of purchase are valued on the basis of their market value. Debt obligations with sixty days or less to maturity from the date of purchase are generally valued at amortized cost when the Board believes amortized cost approximates market value.

    B. Accounting For Investments

    Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. Interest income is recorded on the accrual basis.

    Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

    C. Dividends and Distributions

    Dividends of net investment income and distributions of capital gains are declared and paid annually or as approved by the Board to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses and differing characterizations of distributions made by the Fund. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Fund.

    D. Federal Income Tax

    The MML Trust has established a policy for the Fund to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund will not be subject to federal income tax on any net investment income and any capital gains to the extent they are distributed or are deemed to have been distributed to shareholders.

    E. Estimates

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT MANAGEMENT FEE

MassMutual serves as investment adviser to the Fund pursuant to an investment management agreement (the "Investment Management Agreement"). For acting as such, MassMutual receives a quarterly fee at the annual rate of .40% of the first $100,000,000 of the average daily net asset value of the Fund, .38% of the next $150,000,000 and .36% of any excess over $250,000,000. MassMutual has agreed to bear expenses of the Fund (other than the management fee, interest, taxes, any required trademark licensing fees, custodial fees, brokerage commissions and extraordinary expenses) in excess of .11% of average daily net asset value of the Fund through April 30, 1998. MassMutual also acts as transfer agent and dividend paying agent.

MassMutual has entered into an investment sub-advisory agreement with Mellon Equity Associates ("Mellon Equity"), which provides that Mellon Equity will serve as the Fund's investment sub-advisor, providing day-to-day management of the Fund's investments.

4.  PURCHASE AND SALES OF INVESTMENTS


For the Period from May 1, 1997                                    Proceeds
(Commencement of Operations)                   Acquisition         from Sales
through December 31, 1997                          Cost          and Maturities
-------------------------                     -------------      --------------

Equities..................................    $  20,590,785      $     356,112
Short-term Investments....................       20,592,434      $  20,572,987

5.  NET INCREASE FROM CAPITAL SHARE TRANSACTIONS

The Trust is authorized to issue an unlimited number of shares of beneficial interest to the Fund at $0.01 par value. Changes in shares of beneficial interest are as follows:

For the Period from May 1, 1997
(Commencement of Operations)
through December 31, 1997
-------------------------

Shares
  Sales of shares................................................    2,002,676
  Redemption of shares...........................................           (1)
                                                                   -----------
  Net Increase...................................................    2,002,675
                                                                   ===========

Amount
  Sales of shares................................................  $20,030,027
  Redemption of shares...........................................           (8)
                                                                   -----------
  Net Increase...................................................  $20,030,019
                                                                   ===========

6.  INVESTMENT RISK AND CONSIDERATION

Since the fund is non-diversified and a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same economic sector, the Fund's portfolio may be more sensitive to changes in market value of a single issuer or industry.

                                    APPENDIX
                               SECURITIES RATINGS

This is a description of Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") commercial paper and bond ratings:

I.  Commercial Paper Ratings:

S&P Commercial Paper Ratings - are graded into four categories, ranging from `A' for the highest quality obligations to `D' for the lowest. `A' Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety. The A-1 category is described as follows:

   "A-1": This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

Moody's Commercial Paper Ratings - employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The highest designation is as follows:

   Prime-1: Issuers rated Prime-1 (or related supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

   . Leading market positions in well-established industries.

   . High rates of return on funds employed.

   . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

   . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   . Well established access to a range of financial markets and assured sources of alternate liquidity.

II.  Bond Ratings

S&P describes its two highest ratings for corporate debt as follows:

   A: AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's describes its two highest corporate bond ratings as follows:

   Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PART C: OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

(A)  FINANCIAL STATEMENTS:

(1)   Financial Statements included in Part A of this Registration Statement

For MML Equity Fund, MML Managed Bond Fund, MML Money Market Fund and MML Blend
Fund:

      Financial Highlights

For MML Equity Index Fund:

      Financial highlights for the period May 1, 1997 (commencement of operations) through December 31, 1997

(2)   Financial Statements included in Part B of this Registration Statement

For MML Equity Fund, MML Managed Bond Fund, MML Money Market Fund and MML Blend
Fund:

      Report of Independent Accountants
      Statements of Assets and Liabilities as of December 31, 1997
      Statement of Operations for the year ended December 31, 1997
      Statement of Changes in Net Assets for the years ended December 31, 1996 and 1997
      Financial Highlights
      Schedule of Investments as of December 31, 1997
      Notes to Financial Statements

For MML Equity Index Fund:

      Report of Independent Accountants
      Statements of Assets and Liabilities as of December 31, 1997
      Statement of Operations for the period from May 1, 1997 (commencement of operations) through December 31, 1997

      Statement of Changes in Net Assets for the period from May 1, 1997
       (commencement of operations) through December 31, 1997
      Financial Highlights
      Schedule of Investments as of December 31, 1997
      Notes to Financial Statements

(B)  EXHIBITS:

Exhibit 1: Registrant's Agreement and Declaration of Trust, as restated May 14, 1993, incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR)

Exhibit 2: Registrant's By-Laws, as amended and restated August 6, 1993, incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR)

Exhibit 3:   Not Applicable.

Exhibit 4:   Not Applicable.

Exhibit 5: (a)(1) Investment Management Agreement between Registrant, on behalf of MML Equity Fund, and Massachusetts Mutual Life Insurance Company ("MassMutual")/1/.

             (a)(2) Investment Management Agreement between Registrant, on behalf of MML Money Market Fund, and MassMutual/1/.

             (a)(3) Investment Management Agreement between Registrant, on behalf of MML Managed Bond Fund, and MassMutual/1/.

             (a)(4) Investment Management Agreement between Registrant, on behalf of MML Blend Fund, and MassMutual/1/.

             (a)(5) Investment Management Agreement between Registrant, on behalf of MML Equity Index Fund, and MassMutual, incorporated by reference to Exhibit No. 5(a) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

             (b)(1) Investment Sub-Advisory Agreements regarding the MML Blend Fund (Equity/Sector)/1/.

             (b)(2) Investment Sub-Advisory Agreement regarding the MML Equity Fund/1/.

             (b)(3) Investment Sub-Advisory Agreement for MML Equity Index Fund, incorporated by reference to Exhibit No. 5(b) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

Exhibit 6:   Not Applicable.

Exhibit 7:   Not Applicable.

Exhibit 8:   (a)   Custodian Agreement between Registrant, on behalf of MML
             Equity Fund, and Citibank, N.A. ("Citibank")/1/.

             (b) Custodian Agreement between Registrant, on behalf of MML Money Market Fund and Citibank/1/.

             (c) Custodian Agreement between Registrant, on behalf of MML Managed Bond Fund and Citibank/1/.

             (d) Custodian Agreement between Registrant, on behalf of MML Blend Fund, and Citibank/1/.

             (e) Citibank Domestic Custody Services Standards (for MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend
             Fund)/1/.

             (f) Form of Custodian Agreement between Registrant, on behalf of MML Equity Index Fund, and Boston Safe Deposit and Trust Company, incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

Exhibit 9: Accounting Services Agreement dated as of April 28, 1997 between the Trust, on behalf of MML Equity Index Fund, and First Data Investor Services Group, Inc., incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

Exhibit 10:  (a)   Opinion of counsel as to the legality of shares being
             registered (for MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund) previously filed with Registrant's Rule 24F-2 Notice filed electronically on February 27, 1997.

             (b) Opinion of counsel as to the legality of shares being registered (for MML Equity Index Fund) previously filed as Exhibit 10 of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A.

Exhibit 11   (a):  Consents of Independent Accounts/2/.

             (b): Powers of Attorney for Ronald J. Abdow, Charles J. McCarthy, John H. Southworth, and Mary Boland, incorporated by reference to Exhibit 11(b) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR)

             (c): Power of Attorney for Gary E. Wendlandt, incorporated by reference to Exhibit 11(b) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (as filed with the SEC via EDGAR).

Exhibit 12:  Not Applicable.

Exhibit 13:  Not Applicable.

Exhibit 14:  Not Applicable.

Exhibit 15:  Not Applicable.

Exhibit 16: Previously filed as Exhibit 16 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A.



Exhibit 18:  Not Applicable

Exhibit 27:  Financial Data Schedules

/1/ Filed herewith. Exhibit was previously filed in paper format and is being refiled pursuant to the requirements of Section 102(e) of Regulation S-T.

/2/ Filed herewith.

ITEM 25:     PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
             ------------------------------------------------------------

     At the date of this Post-Effective Amendment, Registrant did not, directly or indirectly, control any person.

     Registrant was organized by MassMutual primarily for the purpose of providing a vehicle for the investment of assets of various separate investment accounts established by MassMutual and life insurance company subsidiaries of MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant's series as are purchased with separate account assets; however, where required to do so, MassMutual and its subsidiaries will vote such shares only in accordance with instructions received from owners of the contracts pursuant to which sums are placed in such separate accounts.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.


1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest therein.

6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited, incorporated in the Republic of Ireland, which formerly operated as a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by MassMutual.

10. G.R. Phelps & Co., Inc., a Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

11. MML Investors Services, Inc. is a, registered broker-dealer incorporated in Massachusetts. MassMutual Holding Company owns 86% of the capital stock and G.R. Phelps & Co., Inc. owns 14% of the capital stock of MML Investors Services, Inc.

12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding
     Trust I.

14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML Investors Services, Inc.

18. DISA Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

19. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, and is controlled by MML Insurance Agency, Inc.

21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio and operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas and operates as an insurance broker.

     The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates as a collateralized bond obligation fund. MassMutual Holding MSC, Inc. owns 99% of the outstanding shares.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

26 MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. 1279342 Ontario Limited, an Ontario corporation, which operates as the owner of a hotel property in Ontario, Canada. MassMutual Holding MSC, Inc. owns all the shares of 1279342 Ontario Limited.

29. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 99% of the capital stock of Antares.

30. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

31. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

32. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company, Incorporated. MassMutual Holding Trust I owns 85% of the outstanding capital stock of DLB.

33. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 89% of the capital stock of OAC.

34. David L. Babson and Company Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

35. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

36. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.


37. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by OAC.

39. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

40. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

41. MultiSource Service, Inc., a registered broker-dealer incorporated in Colorado that operates as a clearing broker, 80% of the stock of which is owned by OppenheimerFunds, Inc.

42. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.


43. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

44. Oppenheimer Real Asset Management, Inc., a commodity trading adviser incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

46. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

47. Centennial Capital Corporation, a Delaware corporation that formerly sponsored a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

48. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

49. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

50. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

51. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized mortgage obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

52. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

53. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

54. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual/Darby CBO LLC, MassMutual High Yield Partners LLC and other MassMutual investments. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

55. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

56. MML Realty Management Corporation, a former property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

57. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.


58. MassMutual/Darby CBO IM Inc., a Delaware corporation which operates as the LLC Manager of MassMutual/Darby CBO LLC. MMHC Investment, Inc. owns 50% of the capital stock of this company.

59. MassMutual/Darby CBO LLC, a Delaware limited liability company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. MassMutual holds 1.79%, MMHC Investment Inc. holds 44.91% and MassMutual High Yield Partners LLC holds 2.39% of the ownership interest in this company.

60. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.


61. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

62. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

63. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

64. MassMutual Internacional (Chile) S.A., a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

65. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

66. MassMutual International (Luxembourg) S.A., a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

67. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 99.9% of the outstanding capital stock of MassLife Seguros de Vida S.A.

68. MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99.9% of the outstanding shares and MassMutual International, Inc. owns 0.1% of the shares.

69. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual International (Chile) S.A. owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

70. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

71. Compania Seguros de VidaCorp, S.A. a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company.

72. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

73. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

74. The DLB Fund Group, an open-end management investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of several of the series of the DLB Fund Group.


MassMutual acts as the investment adviser to each of the following investment companies, and as such may be deemed to control them.

1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

3. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares of which are owned by MassMutual.

6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates as a collateralized bond obligation fund. MassMutual Holding MSC, Inc. owns 99% of the outstanding shares.

8. MassMutual/Darby CBO, LLC, a Delaware limited liability Company that operates as a fund investing in high yield debt securities of U.S. and emerging market issuers. Mass Mutual owns 1.79%, MMHC Investment, Inc. owns 44.91% and Mass Mutual High Yield Partners LLC owns 2.39% of the ownership interest in this Company.

ITEM 26:  NUMBER OF HOLDERS OF SECURITIES
--------  -------------------------------

As of the date of this Post-Effective Amendment, the number of holders of record of each class of securities of the Fund was as follows:

     Title of Class      Number of Record Holders
     --------------      ------------------------

     Shares of
     Beneficial                            2
     Interest

ITEM 27:  INDEMNIFICATION
--------  ---------------

Article VIII of Registrant's Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual's directors' and officers' liability insurance program, which covers Registrant's Trustees and officers, consists of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage. For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

MassMutual's present insurance coverage has an overall limit of $60 million annually ($15 million of which is underwritten by Continental Casualty Company $15 million of which is underwritten by

Executive Risk Indemnity, Inc., $15 million of which is underwritten by Federal Insurance Co. and $15 million of which is underwritten by Sargasso Mutual Insurance Company). There is a deductible of $200,000 per claim under the corporate coverage. There is no deductible for individual trustees or officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28: Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------

a. The Investment Adviser

MassMutual is the investment adviser for the Registrant. MassMutual is a mutual life insurance company organized as a Massachusetts corporation which was originally chartered in 1851. As a mutual life insurance company, MassMutual has no shareholders. MassMutual's primary business is ordinary life insurance. It also provides, directly or through its subsidiaries, a wide range of annuity and disability products, and pension and pension-related products and services, as well as investment services to individuals, and corporations and other institutions, in all 50 states of the United States and the District of Columbia. MassMutual is also licensed to transact business in Puerto Rico, and six provinces of Canada, but has no export sales. Effective February 29, 1996, Connecticut Mutual Life Insurance Company merged into MassMutual.

MassMutual's principal lines of business are (i) the Individual Protection business and Individual Accumulation business, which provide life insurance including variable and universal life insurance, annuities and disability income insurance to individuals and small businesses; (ii) Retirement Services, which provides group pension investment products and administrative services, primarily to sponsors of tax qualified retirement plans; and (iii) MassMutual Investment Management Group, which provides advisory services for MassMutual's general investment account and separate investment accounts, as well as for various closed-end and open-end investment companies and external institutional clients, through its own staff and those of Oppenheimer Funds Inc. and David L. Babson and Company, Inc., in which MassMutual indirectly owns a controlling interest.

The directors and executive vice presidents of MassMutual, their positions and their other business affiliations and business experience for the past two years are listed below.

Directors

ROGER G. ACKERMAN, Director, Chairman, Human Resources Committee and Member Board Affairs Committee

     Chairman and Chief Executive Officer (since 1996), President and Chief Operating Officer (1990-1996), Corning Incorporated (manufacturer of specialty materials, communication equipment and consumer products), One Riverfront Plaza, Corning, New York; Director, Dow Corning Corporation (producer of silicone products), 2200 West Salzburg Road, Midland, Michigan; The Pittson Company (mining and marketing of coal for electric utility and steel industries), One Pickwick Plaza, Greenwich, Connecticut.

JAMES R. BIRLE, Director, and Member, Auditing and Investment Committees

     Chairman (since 1997), President (1994-1997) and Founder (since 1994), Resolute Partners, LLC (private merchant bank), 2 Soundview Drive, Greenwich, Connecticut; Director (since 1996), IKON Office Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania; Director: Drexel Industries, Inc., Connecticut Health and Education Facilities Authority, and Transparency International; Trustee, Villanova University; Trustee (1995-1997), The Sea Research Foundation; Director (1991-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

GENE CHAO, Director, Chairman, Auditing Committee and Member, Dividend Policy Committee

     Chairman, President and Chief Executive Officer, Computer Projections, Inc. (computer graphics), 733 S.W. Vista Avenue, Portland, Oregon; Director (since 1996), Monowave Corporation, 2171 Boyer Avenue East, Seattle, Washington; Director (since 1997), National Captioning Institute, 1900 Gallows Road, Vienna, Virginia; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

PATRICIA DIAZ DENNIS, Director and Member, Auditing and Human Resources
Committees

     Senior Vice President and Assistant General Counsel, SBC Communications Inc. (telecommunications), 175 East Houston, San Antonio, Texas; Director (since 1997), Citadel Comunications Corp.; Trustee: Tomas Rivera Policy Institute, and Radio and Television News Directors Foundation; Director:
     National Public Radio, Reading Is Fundamental, and Foundation for Women's Resources; Trustee (1995-1997), Federal Communications Bar Association Foundation; Director (1995-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ANTHONY DOWNS, Director and Member, Auditing and Investment Committees

     Senior Fellow, The Brookings Institution (non-profit policy research center), 1775 Massachusetts Avenue, N.W., Washington, D.C.; Director (since
     1998), Counselors of Real Estate, 430 N. Michigan Avenue, Chicago, Illinois; Director: The Pittway Corporation (publications and security equipment), 200 South Wacker Drive, Suite 700, Chicago, Illinois; National Housing Partnerships Foundation (non-profit organization to own and manage rental housing), 1225 Eye Street, N.W., Washington, D.C.; Bedford Property Investors, Inc. (real estate investment trust), 3658 Mt. Diablo Boulevard, Lafayette, California; General Growth Properties, Inc. (real estate investment trust), 215 Keo Way, Des Moines, Iowa; NAACP Legal and Educational Defense Fund, Inc. (civil rights organization), 99 Hudson Street, New York, New York; Trustee: Urban Institute (public policy research organization), 2100 M Street, N.W., Washington, D.C. and Urban Land Institute (educational and research organization), 625 Indiana Avenue, N.W., Washington, D.C.

JAMES L. DUNLAP, Director, Chairman, Dividend Policy Committee and Member, Board Affairs Committee

     Vice Chairman (since 1988), President and Chief Operating Officer (1996-
     1998), Ocean Energy Inc. (formerly United Meridian Corporation) (oil exploration), 1201 Louisiana, Houston, Texas; Senior Vice President (1987-
     1996), Texaco, Inc. (producer of petroleum products), 2000 Westchester Avenue, White Plains, New York.

WILLIAM B. ELLIS, Director and Member, Dividend Policy and Investment Committees

     Senior Fellow (since 1995), Yale University School of Forestry and Environmental Studies, New Haven, Connecticut; Chairman (1983-1995) and Chief Executive Officer (1983-1993), Northeast Utilities (electric utility), 107 Selden Street, Berlin, Connecticut; Director, HSB Group, Inc. (formerly known as The Hartford Steam Boiler Inspection and Insurance Company) (property and casualty insurer), One State Street, Hartford, Connecticut; Director (since 1996), Advest Group, Inc. (financial services holding company), 90 State House Square, Hartford, Connecticut; Director (since 1995), Catalytica Combustion Systems, Inc.; Director, The National Museum of National History of the Smithsonian Institution, Washington, D.C.; Director (1985-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

ROBERT M. FUREK, Director and Member, Dividend Policy and Auditing Committees

     Chairman (since 1997), State Board of Trustees for the Hartford Public School System, 1 State Street, Suite 2310, Hartford, Connecticut; President (1994-1996), International Distillers and Vintners, Inc.; President and Chief Executive Officer (1987-1996), Heublein, Inc. (beverage distributor), 450 Columbus Boulevard, Hartford, Connecticut; Partner (since 1997), Resolute Partners LLC (private merchant bank), 2 Soundview Drive, Greenwich, Connecticut; Director, The Dexter Corporation (producer of specialty chemicals and papers), One Elm Street, Windsor Locks, Connecticut; Corporator, The Bushnel Memorial, Hartford, Connecticut; Trustee, Colby College, Mayflower Hill Drive, Waterville, Maine; Director (1990-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

CHARLES K. GIFFORD, Director and Member, Investment and Board Affairs Committees

     Chairman and Chief Executive Officer (since 1995), and President (1989-
     1996), BankBoston, N.A., Chairman (since 1998 and 1995-1996), Chief Executive Officer (since 1995), President (1989-1996) and BankBoston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Director, Member of Audit and Compensation Committees, Boston Edison Co. (public utility electric company), 800 Boylston Street, Boston, Massachusetts.

WILLIAM N. GRIGGS, Director and Member, Investment and Human Resources
Committees

     Managing Director, Griggs & Santow Inc. (financial consultants), 75 Wall Street, New York, New York; Director (1990-1997), T/SF Communications, Inc. (diversified publishing and communications company), Tulsa, Oklahoma.

GEORGE B. HARVEY, Director, and Member, Board Affairs and Dividend Policy Committees

     Retired; Chairman, President and Chief Executive Officer (1983-1996), Pitney Bowes, Inc. (office machines manufacturer), One Elmcroft Road, Stamford, Connecticut; Director: Merrill Lynch & Co., Inc. (financial services holding company), 250 Vesey Street, World Financial Center, North Tower, New York, New York; The McGraw-Hill Companies, Inc. (multimedia publishing and information services), 1221 Avenue of the Americas, New York, New York; Stamford Hospital, Stamford, Connecticut; Pfizer, Inc. (pharmaceutical and health-care products), 235 East 42nd Street, New York, New York; Director (1994-1997), The Catalyst; Member, Board of Overseers, Wharton School of Finance, University of Pennsylvania; Director (1989-
     1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut

BARBARA B. HAUPTFUHRER, Director and Member, Board Affairs and Investment Committees

     Director and Member, Compensation, Nominating and Audit Committees, The Vanguard Group of Investment Companies including among others the following funds: Vanguard/Windsor Fund, Vanguard/Wellington Fund, Vanguard/Morgan Growth Fund, Vanguard/Wellesley Income Fund, Vanguard/Explorer Fund, Vanguard Municipal Bond Fund, Vanguard Fixed Income Securities Fund, Vanguard Index Trust, Vanguard World Fund, Vanguard/Star Fund, Vanguard Ginnie Mae Fund, Vanguard/Primecap Fund, Vanguard Convertible Securities Fund, Vanguard Quantitative Fund, Vanguard/Trustees Commingled Equity Fund, Vanguard/Trustees Commingled Fund-International, Vanguard Money Market Trust, Vanguard/Windsor II, Vanguard Asset Allocation Fund and Vanguard Equity Income Fund (principal offices, Drummers Lane, Valley Forge, Pennsylvania); Director, Chairman of Retirement Benefits Committee and Pension Fund Investment Review - USA and Canada and Member, Audit, Finance and Executive Committees, The Great Atlantic & Pacific Tea Company, Inc. (operator of retail food stores), 2 Paragon Drive, Montvale, New Jersey; Director, Chairman of Nominating Committee and Member, Compensation Committee, Knight-Ridder, Inc. (publisher of daily newspapers and operator of cable television and business information systems), One Herald Plaza, Miami, Florida; Director and Member, Compensation Committee, Raytheon Company (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Director and Member, Executive Committee and Chairman, Human Resources and Independent Directors Committees, IKON Office

     Solutions (diversified office products and technology solutions), 825 Duportail Road, Valley Forge, Pennsylvania.

SHELDON B. LUBAR, Director and Member, Human Resources and Investment Committees


     Chairman, Lubar & Co. Incorporated (investment management and advisory company), Chairman and Director, The Christiana Companies, Inc. (real estate development); Director: SLX Energy, Inc. (oil and gas exploration); Member, Advisory Committee, Venture Capital Fund, L.P. (principal offices, 700 North Water Street, Milwaukee, Wisconsin); Director: Firstar Corporation (bank holding company), 777 East Wisconsin Avenue, Milwaukee, Wisconsin; Director (1982-1997), Grey Wolf Drilling Co. (contract oil and gas drilling), 2000 Post Oak Boulevard, Houston, Texas; Director: Marshall Erdman and Associates, Inc. (design, engineering, and construction firm), 5117 University Avenue, Madison, Wisconsin; MGIC Investment Corporation (investment company), MGIC Plaza, 111 E. Kilbourn Avenue, Milwaukee, Wisconsin; Ameritech, Inc. (regional holding company for telephone companies), 30 South Wacker Drive, Chicago, Illinois; EVI, Inc., 5 Post Oak Park, Houston, Texas; Director (since 1997), Jefferies & Co. (financial services), 11100 Santa Monica Boulevard, Los Angeles, California; Director (1984-1998), Firstar Bank, 777 East Wisconsin Avenue, Milwaukee Wisconsin.


WILLIAM B. MARX, JR., Director and Member, Dividend Policy and Board Affairs Committees

     Retired; Consultant (1996-1997); Senior Executive Vice President (1996), Lucent Technologies, Inc. (public telecommunications systems and software), 600 Mountain Road, Murray Hill, New Jersey; Director (since 1996), California Microwave, Inc., Redwood City, California; Member, National Board of Directors, Junior Achievement, Colorado Springs, Colorado; Member (since 1996), Advisory Council, Graduate School of Business, Stanford University, Stanford, California; Chairman, Executive Committee (since
     1996), National Minority Supplier Development Council, Inc., 15 West 39th Street, New York, New York.

JOHN F. MAYPOLE, Director and Member, Board Affairs and Human Resources
Committees

     Managing Partner, Peach State Real Estate Holding Company (real estate investment company), P.O. Box 1223, Toccoa, Georgia; Consultant to institutional investors; Co-owner of family businesses (including Maypole Chevrolet-Geo, Inc. and South Georgia Car Rentals, Inc.); Director (since
     1996), Coating Technologies International; Director, Chairman, Audit Committee and Member, Finance Committee and Executive Committee, Bell Atlantic Corporation (telecommunications), 1717 Arch Street, Philadelphia, Pennsylvania; Director (since 1996), TCX International, Inc.; Chairman
     (1997) Director (1992-1997).

     Briggs Industries, Inc. (plumbing fixtures), 4350 W. Cypress Street, Tampa, Florida; Director (1989-1997), Blodgett Corporation; Director, Chairman, Compensation Committee and Member, Audit Committee, Dan River, Inc. (textile manufacturer), 2291 Memorial Drive, Danville, Virginia; Director, Davies, Turner & Co.; Director, (1987-1996), Igloo Corporation
     (portable coolers), 1001 W. Sam Houston Parkway North, Houston, Texas; Director (1989-1996), Connecticut Mutual Life Insurance Company, 140 Garden Street, Hartford, Connecticut.

JOHN J. PAJAK, President, Chief Operating Officer, Director and Member, Dividend Policy and Investment Committees

     President, Director and Chief Operating Officer (since 1996), Vice Chairman and Chief Administrative Officer (1996), Executive Vice President (1987-
     1996) of MassMutual; Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Trustee (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); DLB Acquisition Corporation (holding Company for investment advisers) and Oppenheimer Acquisition Corporation (parent of OppenheimerFunds Inc., an investment management company); (principal offices, 1295 State Street, Springfield, Massachusetts); Trustee, Sisters of Providence Health System (operator of hospitals), 146 Chestnut Street, Sringfield, Massachusetts.

THOMAS B. WHEELER, Chairman, Chief Executive Officer, Chairman, Investment Committee and Member, Dividend Policy and Board Affairs Committees

     Chairman (since 1996), Chief Executive Officer (since 1988), and President (1987-1996) of MassMutual; Chairman (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Chairman and

     Chief Executive Officer, DLB Acquisition Corporation (holding company for investment advisers); Chairman and Director, Oppenheimer Acquisition Corp. (parent of OppenheimerFunds, Inc., an investment management company), (principal offices, 1295 State Street, Springfield, Massachusetts); Director, BankBoston N.A. and BankBoston Corporation (bank holding company), 100 Federal Street, Boston, Massachusetts; Member, Executive Committee, Massachusetts Capital Resources Company, 545 Boylston Street, Boston, Massachusetts; Director, Textron, Inc. (diversified manufacturing company), 40 Westminster Street, Providence, Rhode Island.

ALFRED M. ZEIEN, Director, Chairman, Board Affairs Committee and Member, Human Resources Committee

     Chairman and Chief Executive Officer, The Gillette Company (manufacturer of personal care products), Prudential Tower Building, Boston, Massachusetts;
     Director: Polaroid Corporation (manufacturer of photographic products), 549 Technology Square, Cambridge, Massachusetts; BankBoston Corporation
     (bank holding company), 100 Federal Street, Boston, Massachusetts; and Raytheon Corporation (electronics manufacturer), 141 Spring Street, Lexington, Massachusetts; Trustee (1984-1997), University Hospital of Boston, Massachusetts; Trustee, Marine Biology Laboratory and Woods Hole Oceanographic Institute, Woods Hole, Massachusetts; Director (1981-1996), Repligen Corporation (biotechnology), One Kendall Square, Cambridge, Massachusetts.

Executive Vice Presidents

LAWRENCE V. BURKETT, JR., Executive Vice President and General Counsel

     Executive Vice President and General Counsel of MassMutual; President, Chief Executive Officer and Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Director (since 1996): MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); G.R. Phelps, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); CM Advantage Inc.(wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); (principal offices, 1295 State Street, Springfield, Massachusetts); Chairman and Director (since 1996), MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); Director (since 1997) MML Securities Corporation (a wholly-owned subsidiary of MML Investors Services, Inc. that is a "Massachusetts Securities Corporation"); (principal offices, 1414 Main Street, Springfield, Massachusetts); Director, Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; Chairman (since 1997), Vice President (since 1996) and Director, Sargasso Mutual Insurance Co., Ltd., Victoria Hall, Victoria Street, Hamilton, Bermuda; Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland; Director, MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets) (principal offices, 41 Cedar Avenue, Hamilton, Bermuda).

PETER J. DABOUL, Executive Vice President

     Executive Vice President (since 1997), Senior Vice President (1990-1997) of MassMutual, 1295 State Street, Springfield, Massachusetts.

JOHN B. DAVIES, Executive Vice President

     Executive Vice President of MassMutual; Director (since 1996), CM Assurance Company, CM Benefit Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company (wholly-owned insurance company subsidiaries of MassMutual); Director (since 1996), MassMutual Holding MSC, Inc. and Trustee (since 1996), MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director:
     Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company), One Financial Plaza, Suite 1700, Hartford, Connecticut; and Life Underwriter Training Council, 7625 Wisconsin Avenue, Bethesda, Maryland; Director, MML Investors Services, Inc. (wholly-owned broker-dealer subsidiary of MassMutual Holding Company); Director and Chairman (1994-1997), MML Insurance Agency, Inc. (wholly-owned subsidiary of MML Investors Services, Inc.); Director (1994-
     1997), MML Insurance Agency of Ohio, Inc. (subsidiary of MML Insurance Agency, Inc.); Director (1995-1997), MML Insurance Agency of Nevada, Inc. (subsidiary of MML Insurance Agency, Inc.); Director (1996-1997): MML Insurance Agency of Mississippi, P.C., DISA Insurance Services of America, Inc. (Alabama), and Diversified Insurance Services of America, Inc. (Hawaii) (subsidiaries of MML Insurance Agency, Inc.) (principal offices, 1414 Main Street, Springfield, Massachusetts).

DANIEL J. FITZGERALD, Executive Vice President

     Executive Vice President (since 1994), Corporate Financial Operations (1994-1997)of MassMutual; Director (since 1996), President and Chief Executive Officer (since 1997) MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies) (principal offices, 1295 State Street, Springfield, Massachusetts); Director, MassMutual of Ireland, Ltd. (wholly-owned subsidiary of MassMutual that formerly provided group insurance claim services), One Earlsfort Centre, Hatch Street, Dublin, Ireland.

JAMES E. MILLER, Executive Vice President

     Executive Vice President (since 1997 and 1987-1996) of MassMutual, 1295 State Street, Springfield, Massachusetts; Senior Vice President (1996-
     1997), UniCare Life & Health Insurance Company, Springfield, Massachusetts.

JOHN V. MURPHY, Executive Vice President

     Executive Vice President (since 1997) of MassMutual, 1295 State Street, Springfield, Massachusetts; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation); Chief Operating Officer (1993-1996), Concert Capital Management, Inc. (wholly-owned investment advisory subsidiary of DLB Acquisition Corporation), (principal offices, One Memorial Drive, Cambridge, Massachusetts); Senior Vice President and Director (1995-1997), Potomac Babson Incorporated (investment advisory subsidiary of David L. Babson and Company Incorporated), New York, New York; Director and Senior Vice President (1995-1997), DLB Acquisition Corporation (holding company for investment advisers); Director (since 1997), Oppenheimer Acquisition Corporation (parent of OppenheimerFunds Inc., an investment management company); Trustee (since 1997), MassMutual Institutional Funds (open-end investment company) (principal offices, 1295 State Street, Springfield, Massachusetts); Director 1989-1998, Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) 730 Hancock Street, Quincy, Massachusetts.

GARY E. WENDLANDT, Executive Vice President and Chief Investment Officer

     Chief Investment Officer and Executive Vice President of MassMutual; Chairman and Trustee: MassMutual Corporate Investors and MassMutual Participation Investors (closed-end investment companies); MML Series Investment Fund (open-end investment company); Chairman, Chief Executive Officer and Member, Investment Pricing Committee, MassMutual Institutional Funds (open-end investment company); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); Chairman (since
     1996) and President (since 1997), MassMutual Holding MSC, Inc. and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company); Chairman (since 1996) HYP Management, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as managing member of MassMutual High Yield Partners LLC); and MMHC Investment, Inc. (wholly-owned subsidiary of MassMutual Holding Trust II); President and Trustee (since 1996), MassMutual Holding Trust I (wholly-owned holding company subsidiary of MassMutual Holding Company); Vice Chairman and Director (since 1996), MassMutual International Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Director (since 1996), MassMutual International (Chile) S.A. and CM Advantage Inc. (wholly-owned subsidiary of MassMutual Holding Trust II to act as general partner in real estate limited partnerships); President and Director, DLB Acquisition Corporation (holding company for investment advisers) and Director, Oppenheimer Acquisition Corporation (parent of OppenheimerFunds Inc., an investment management company); Chairman, Chief Executive Officer, President and Director, MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); Chairman and Director, MML Realty Management Corporation (wholly-owned real estate management subsidiary of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts);

     Chairman and Member, Executive Auditing and Compensation Committees, Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment advisory subsidiary of MassMutual Holding Trust I), One Financial Plaza, Suite 1700, Hartford, Connecticut; Supervisory Director, MassMutual/Carlson CBO N.V. (collateralized bond fund), 14 John Gorsiraweg, Willemstad, Curacao, Netherlands Antilles; Director: Merrill Lynch Derivative Products, Inc., World Financial Center, North Tower, New York, New York; MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited) (principal offices, c/o BankAmerica Trust and Banking Corporation, Box 1092, George Town, Grand Cayman, Cayman Islands, British West Indies); Mass Seguros de Vida, S.A., Huerfanos No. 770, Santiago, Chile; President and Director, MassMutual International (Bermuda) Ltd. (wholly-owned subsidiary of MassMutual Holding Company that distributes variable insurance products in overseas markets), 41 Cedar Avenue, Hamilton, Bermuda; Chairman (since 1996), Anatares Leveraged Capital Corp. (finance company), Chicago, Illinois.

JOSEPH M. ZUBRETSKY, Executive Vice President And Chief Financial Officer

     Executive Vice President and Chief Financial Officer (since 1997) of MassMutual, 1295 State Street, Springfield, Massachusetts; Chief Financial Officer (1996-1997), Healthsource, Hooksett, New Hampshire; Partner (1990-
     1996), Coopers & Lybrand LLP (certified public accountants), Hartford, Connecticut; Director (since 1997): Antares Leverage Capital Corp. (finance company), Chicago, Illinois; DLB Acquisition Corporation (holding company for investment adviser); Oppenheimer Acquisition Corporation (parent of OppenheimerFunds, Inc., an investment management company); MassMutual Holding Company (wholly-owned holding company subsidiary of MassMutual); MassMutual Holding MSC, Inc. (wholly owned holding company subsidiary of MassMutual Holding Company); MassMutual International, Inc. (wholly-owned subsidiary of MassMutual Holding Company to act as service provider for international insurance companies); Trustee (since 1997), MassMutual Holding Trust I and MassMutual Holding Trust II (wholly-owned holding company subsidiaries of MassMutual Holding Company) (principal offices, 1295 State Street, Springfield, Massachusetts).

b. The Investment Sub-Advisers

(i) David L. Babson and Company Incorporated

The directors and executive officers of David L. Babson and Company Incorporated, their positions and their other business affiliations and business experience for the past two years are as follows:

Directors and Executive Officers

HANI K. FINDAKLY, Director

Director (since 1996), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York; President (1989-1995), Potomac Capital, Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

RONALD E. GWOZDZ, Director and Executive Vice President

Director (since 1995), Executive Vice President (since 1996) and Senior Vice President (1991-1996), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

JAMES W. MACALLEN, Director, President and Chief Executive Officer

Director, President and Chief Executive Officer (since 1998) and Executive Vice President (1996-1998), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Senior Vice President (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Principal (1994-
1995), Hagler, Mastrovita & Hewitt (investment counsel), 225 Franklin Street, Boston, Massachusetts.

EDWARD L. MARTIN, Director and Executive Vice President

Director (since 1990), Executive Vice President (since 1995) and Senior Vice President (1988-1995), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Director and Senior Vice President (since 1996), Potomac Babson Inc. (registered investment adviser), 1290 Avenue of the Americas, New York, New York.

PETER C. SCHLIEMANN, Director and Executive Vice President

Executive Vice President (since 1992), Senior Vice President (1984-1992) and Director (since 1982), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; Director (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts.

FRANK L. TARANTINO, Senior Vice President, Clerk and Chief Operating Officer

Senior Vice President, Clerk and Chief Operating Officer (since 1997), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts; President (1993-1997), Liberty Securities Corporation (broker-dealer), 600 Atlantic Avenue, Boston, Massachusetts.

PETER C. THOMPSON, Director and Chairman

Director (since 1977) and Chairman (since 1998) and President (until 1988), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.; Director (1996), Concert Capital Management, Inc. (former investment advisory subsidiary of DLB Acquisition Corporation), One Memorial Drive, Cambridge, Massachusetts; Director (since 1996), Potomac Babson Inc. (registered investment adviser) 1290 Avenue of the Americas, New York, New York.

JONATHAN B. TREAT, Director and Senior Vice President

Director and Senior Vice President (since 1992), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

ROLAND W. WHITRIDGE, Director and Senior Vice President

Director (since 1990) and Senior Vice President (since 1992), David L. Babson and Company Inc., One Memorial Drive, Cambridge, Massachusetts.

(ii) Mellon Equity Associates, LLP ("Mellon Equity")

The trustees and executive officers of Mellon Equity, their positions and their other business affiliations and business experience for the past two years are as follows:

WILLIAM KEITH SMITH, TRUSTEE

The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166 (Mutual Funds) Vice Chairman (January, 1995 - Present). Director (August 1994 - Present). Access Capital Strategies Corp., Boston, Massachusetts (Investment Advisers) Director (July 1994 - Present). Shearson Summit Euromanagement, Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 -Present). Shearson Summit Europartners, Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). Shearson Summit Management, Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). Shearson Summit Partners, Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). Shearson Venture Capital, Inc., Pittsburgh, Pennsylvania, (Mellon Sub Trust) Director, Chairman, CEO, President (September 1993 - Present). The Boston Company, Inc., Boston, Massachusetts (Financial Services) Director (May 1993 - Present). The Boston Company Asset Management, Inc., One Boston Place, Boston, Massachusetts 02108 (Investment Adviser) Director (June 1993 - Present). TBC Securities Co., Inc., Boston, Massachusetts (Financial Services) Director and President (June 1993 - Present). Wellington-Medford II Properties, Inc., Boston, Massachusetts (Real Estate Sub) Director and President (June 1993 - Present). First Boylston Corporation, Boston, Massachusetts (Real Estate Sub) Director and President (June 1993 -October 1995). Boston Safe Deposit & Trust Company, One Boston Place, Boston, Massachusetts 02108 (Banking) Director, Chairman and CEO (May 1993 - Present). Boston Group Holdings, Inc., Boston, Massachusetts (Holding Company) Director and Chairman (May 1993 - Present). The Boston Company, Inc., One Boston Place, Boston, Massachusetts 02108 (Financial Services) Chairman and CEO (May 1993 - Present). Mellon Europe Limited, London England, (Banking) Director (December 1992 - Present). Laurel Capital Advisors, LLP, Suite 3435, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Investment Adviser) Trustee (December 1991 - Present). Mellon Bond Associates, LLP, Pittsburgh, Pennsylvania (Investment Adviser) Trustee (December 1991 - Present). Mellon Global Investing Corp., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Mellon Sub Trust) Director (October 1991 - Present). Mellon Financial Services Corp. #17, One Executive Drive, Fort Lee, New Jersey 07024 (Mellon Sub Trust) Director and Chairman (June 1991 - Present). Mellon Accounting Services, Inc., Suite 3102, 3 M Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Mellon Sub Trust) Director (March 1991 - Present). MGIC-UK Ltd., London England EC2M 4LR (Investment Adviser) Director (March 1991 - Present). Pareto Partners, London, England (Investment Adviser) Partner Rep. (November 1990 - Present). Mellon Capital Management Corp., 595 Market Street, San Francisco, California 94105 (Investment Adviser) Director (December 1987 - Present). Franklin Portfolio Associates Trust, One Post Office Square, Boston, Massachusetts 02109 (Investment Adviser) Trustee (December 1987 - Present). Mellon Financial Company, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Mellon Sub
Debt) Director and Chairman (August 1987 - Present). Mellon Bank Corporation, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Banking) Director and Vice Chairman (July 1987 -Present). Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Banking) Director and Vice Chairman (July 1987 - Present).

CHRISTOPHER MARK CONDRON, TRUSTEE AND CHAIRMAN

Certus Asset Advisors Corporation, One Bush Street, San Francisco, California 94104 (Investment Adviser) Director (1995 - Present). Access Capital Strategies Corporation, Boston, Massachusetts (Investment Adviser) Director (1995 - Present). Mellon Capital Management Corporation, 545 Market Street, San Francisco, California 94105 (Investment Adviser) Director (1995 - Present). Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15256 (Banking) Vice Chairman (1994 - Present). The Boston Company Asset Mgmt. Inc., One Boston Place, Boston, Massachusetts 02108 (Investment Adviser) Chairman Director (1995 - Present). Franklin Portfolio Associates Trust, Suite 3360, One Post Office Square, Boston, Massachusetts 02109 (Investment Adviser) Trustee (1995 - Present). The Boston Company, Inc., One Boston Place, Boston, Massachusetts 02108 (Financial Services) Director (1993 - Present). Boston Safe Deposit & Trust Company, One Boston Place, Boston, Massachusetts 02108 (Banking) President (1989 - Present). Laurel Capital Advisors, LLP, Pittsburgh, Pennsylvania (Investment Adviser) Trustee (1993 - Present). Pareto Partners, London, England (Investment Adviser) Partner Rep. (March 1991 - Present). Mellon Bond Associates, LLP, Suite 4135, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (investment adviser) Trustee (1995 - Present). Mellon Bank Corporation, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (banking) Vice Chairman (1994 - Present).

RONALD PHILIP O'HANLEY, TRUSTEE AND CHAIRMAN

Certus Asset Advisers Corporation, One Bush Street, San Francisco, California 94104 (investment Adviser) Director (February 1997 - Present). Mellon Capital Management Corporation, 545 Market Street, San Francisco, California 94195 (investment adviser) Director (February 1997 - Present). The Boston Company Asset Management Inc., One Boston Place, Boston, Massachusetts 02108 (investment adviser) Director (February 1997 - Present). Boston Safe Advisors, Inc., Boston, Massachusetts (investment adviser) Director (February 1997 - Present). Mellon-France Corporation, Pittsburgh, Pennsylvania (investment Adviser) Director (March 1997 - Present). Franklin Portfolio Holdings, Inc., Boston, Massachusetts (holding company) Director (March 1997 - Present). Laurel Capital Advisors, LLP, Pittsburgh, Pennsylvania (investment adviser) Trustee (March
1997 - Present). McKinsey & Company, Inc., Boston, Massachusetts (consulting) Partner (1986 - 1997).

JAMES MILTON GOCKLEY, TRUSTEE AND ASSISTANT GENERAL COUNSEL

Dreyfus Financial Services Corp., New York, New York (mutual funds) Vice President (September 1996 - Present). Franklin Portfolio Associates Trust, Suite 3360, One Post Office Square, Boston, Massachusetts 02109 (investment adviser) Vice President and Chief Legal Officer (November 1995 - Present). Mellon Securities Trust Company, New York, New York (trust company) Vice President (September 1995 - Present). Dreyfus Investment Services Corporation, Pittsburgh, Pennsylvania (brokerage services) Vice President (August 1995 - Present). Laurel Capital Advisers, LLP, Pittsburgh, Pennsylvania (investment adviser) Vice President (August 1995 - Present). Boston Safe Deposit and Trust Company, One Boston Place, Boston, Massachusetts 02108 (financial sercies) General Counsel (August 1995 - Present). Mellon Accounting Services, Inc. Suite 3102, 3 Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Mellon Trust subsidiary) Vice President (August 1995 - Present). Mellon Bond Associates, LLP, Pittsburgh, Pennsylvania (Mellon Trust subsidiary) Trustee and Vice President (1995 - Present). Mellon Capital Management Corporation, 545 Market Street, San Francisco, California 94105 (investment adviser) Vice President (August 1995 - Present). Mellon-France Corporation Pittsburgh, Pennsylvania (investment adviser) Vice President (August 1995 - Present). Mellon Bank Corporation, One Mellon Bank Center, Pitsburgh, Pennsylvania 15258 (bank holding company) Assistant General Counsel (October 1992 - Present). Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (banking) Assistant Secretary (April 1990 - Present).

EXECUTIVE OFFICERS:

WILLIAM PAUL RYDELL, TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER

JOAN ANTONIAZZI GREEN, TREASURER

Mellon Bond Associates, LLP, Pittsburgh, Pennsylvania (investment adviser) Treasurer (October 1996 - Present). Mellon Capital Management Corporation, 545 Market Street, San Francisco, California 94195 (investment adviser) Treasurer (August 1994 - Present). Mellon Securities Trust Company, New York, New York (trust company) Assistant Treasurer (March 1996 - Present). Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (banking) Finance (May 1984 - Present). Shearson Summit Management Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer (September 1993 - Present). Shearson Summit Partners Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer, Pittsburgh, Pennsylvania (Mellon Sub Trust) Director VP and Treasurer (September 1993 -Present). Shearson Venture Capital Inc., Pittsburgh, Pennsylvania (Mellon Sub Trust) Director, VP and Treasurer (September 1993 -Present). Laurel Capital Advisors, LLP, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258 (Investment Adviser) Treasurer (September 1993 - Present). Mellon Securities Trust Company, 120 Broadway, New York 10271 (Mellon Sub Trust) Treasurer (July 1993 - Present).

ROBERT ALEXANDER WILK, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

JOHN ROBERT O'TOOLE, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

STEVEN ANTHONY FALCI, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

RONALD PAUL GALA, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER

JOHN WRAY KELLER, DIRECTOR OF EQUITY TRADING

ITEM 29:         PRINCIPAL UNDERWRITERS
--------         ----------------------

Not Applicable.

ITEM 30:         LOCATION OF ACCOUNTS AND RECORDS
--------         --------------------------------

(Declaration of Trust and Bylaws)

MML Series Investment Fund
1295 State Street
Springfield, Massachusetts 01111

(With respect to its services as Advisor)
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111

(With respect to its services as Sub-Advisor)
David L. Babson and Company, Incorporated
One Memorial Drive
Cambridge, Massachusetts 02142

(With respect to its services as Sub-Advisor)
Mellon Equity Associates, LLP
500 Grant Street
Suite 3700
Pittsburgh, Pennsylvania 15258

(With respect to its services as Custodian)
Citibank, N.A.
111 Wall Street
New York, New York 10005

(With respect to its services as
custodian for MML Equity Index Fund)
Boston Safe Deposit and Trust Company
One Boston Place
Boston, Massachusetts 02108

(With respect to its services provided to MML Equity Index Fund)
First Data Investors Services Group, Inc.
4400 Computer Drive
Westborough, Massachusetts 01481

(With respect to its service as Counsel)
Ropes & Gray
One International Place
Boston, Massachusetts

ITEM 31:         MANAGEMENT SERVICES
--------         -------------------

Not Applicable.
---------------

ITEM 32:         UNDERTAKINGS
--------         ------------

Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and in the Commonwealth of Massachusetts on the 28th day of April, 1998. The Registrant certifies that this Post-Effective Amendment meets the requirement for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                              MML SERIES INVESTMENT FUND


                              By:   /s/ Stuart H. Reese
                                  ---------------------------------------------
                                  Stuart H. Reese
                                  President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on this 28th day of March, 1998.

     SIGNATURE                           TITLE
     ---------                           -----

                *                        Chairman & Trustee
     --------------------------
     Gary E. Wendlandt

     /s/ Richard G. Dooley               Trustee
     --------------------------
     Richard G. Dooley


                *                        Trustee
     ---------------------------
     Mary E. Boland


                *                        Trustee
     ---------------------------
     Ronald J. Abdow


                                         Trustee
     ---------------------------
     F. William Marshall, Jr.


                *                        Trustee
     ---------------------------
     Charles J. McCarthy


                *                        Trustee
     ---------------------------
     John H. Southworth


     /s/ Stuart H. Reese                 President
     ---------------------------
     Stuart H. Reese


     /s/ Raymond B. Woolson              Treasurer
     ----------------------------        (Principal Financial Officer)
     Raymond B. Woolson


     /s/ Mark B. Ackerman                Comptroller
     ----------------------------
     Mark B. Ackerman


     *By:/s/ Stephen L. Kuhn
         -------------------
         Stephen L. Kuhn
         Attorney-in-Fact

                                    NOTICE

THE NAME MML SERIES INVESTMENT FUND IS THE DESIGNATION OF THE TRUSTEES UNDER AN AGREEMENT AND DECLARATION OF TRUST DATED DECEMBER 19, 1984, AS AMENDED FROM TIME TO TIME. THE OBLIGATIONS OF MML SERIES INVESTMENT FUND ARE NOT PERSONALLY BINDING UPON, NOR SHALL RESORT BE HAD TO THE PROPERTY OF, ANY OF THE TRUSTEES, SHAREHOLDERS, OFFICERS, EMPLOYEES OR AGENTS OF MML SERIES INVESTMENT FUND, BUT ONLY THE PROPERTY OF THE RELEVANT SERIES OF MML SERIES INVESTMENT FUND SHALL BE BOUND.

                               INDEX TO EXHIBITS


TITLE OF EXHIBITS                                                EXHIBIT NO.
-----------------                                                -----------
Investment Management Agreement for MML Equity Fund                5(a)(1)

Investment Management Agreement for MML Money Market Fund          5(a)(2)

Investment Management Agreement for MML Managed Bond Fund          5(a)(3)

Investment Management Agreement for MML Blend Fund                 5(a)(4)

Investment Sub-Advisory Agreement Regarding the MML
 Blend Fund (Equity Sector)                                        5(b)(1)

Investment Sub-Advisory Agreement Regarding the MML
 Equity Fund                                                       5(b)(2)

Custodian Agreement between Citibank, N.A. and MML
 Equity Fund                                                       8(a)

Custodian Agreement between Citibank, N.A. and MML
 Money Market Fund                                                 8(b)

Custodian Agreement between Citibank, N.A. and MML
 Managed Bond Fund                                                 8(c)

Custodian Agreement between Citibank, N.A. and MML
 Blend Fund                                                        8(d)

Citibank Domestic Custody Service Standards (for MML
 Equity Fund, MML Money Market Fund, MML Managed Bond
 Fund and MML Blend Fund)                                          8(e)

Consent of Independent Accountants                                11(a)

Financial Data Schedules                                            27
